                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                     PROSPECTUS
                                                                 April 30, 2008
CASH MANAGEMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
Tax-Free Cash Reserve Portfolio                      3
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    6
FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fee Table                                            6
Expense Example                                      7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              8
------------------------------------------------------
Objectives and Strategies                            8
Liquid Assets Portfolio                              8
STIC Prime Portfolio                                 9
Treasury Portfolio                                   9
Government & Agency Portfolio                        9
Government TaxAdvantage Portfolio                   10
Tax-Free Cash Reserve Portfolio                     10
RISKS                                               11
------------------------------------------------------
Liquid Assets Portfolio                             11
STIC Prime Portfolio                                11
Treasury Portfolio                                  12
Government & Agency Portfolio                       12
Government TaxAdvantage Portfolio                   13
Tax-Free Cash Reserve Portfolio                     13
DISCLOSURE OF PORTFOLIO HOLDINGS                    14
------------------------------------------------------
FUND MANAGEMENT                                     14
------------------------------------------------------
The Advisors                                        14
Advisor Compensation                                15
OTHER INFORMATION                                   16
------------------------------------------------------
Investments in the Funds                            16
Dividends and Distributions                         16
FINANCIAL HIGHLIGHTS                                17
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-5
Frequent Purchases and Redemptions of Fund
  Shares                                           A-6
Taxes                                              A-6
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Industry Focus Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Industry Focus Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities; and (ii) cash equivalents.
    The fund invests its assets so at least 80% of its income will be exempt from federal income taxes.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk             Credit Risk                       Foreign Credit Exposure Risk         Management Risk
Money Market Fund Risk  Municipal Securities Risk         Derivatives Risk
Interest Rate Risk      Industry Focus Risk               Synthetic Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1998...................................................................    5.53%
1999...................................................................    5.17%
2000...................................................................    6.44%
2001...................................................................    4.09%
2002...................................................................    1.71%
2003...................................................................    1.04%
2004...................................................................    1.24%
2005...................................................................    3.12%
2006...................................................................    4.97%
2007...................................................................    5.19%

------------------------------------

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


STIC PRIME PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1998...................................................................    5.51%
1999...................................................................    5.12%
2000...................................................................    6.40%
2001...................................................................    3.97%
2002...................................................................    1.59%
2003...................................................................    1.01%
2004...................................................................    1.22%
2005...................................................................    3.14%
2006...................................................................    4.99%
2007...................................................................    5.18%

------------------------------------


TREASURY PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1998...................................................................    5.39%
1999...................................................................    4.91%
2000...................................................................    6.18%
2001...................................................................    3.96%
2002...................................................................    1.63%
2003...................................................................    1.00%
2004...................................................................    1.14%
2005...................................................................    2.97%
2006...................................................................    4.80%
2007...................................................................    4.80%

------------------------------------


GOVERNMENT & AGENCY PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1999...................................................................    5.05%
2000...................................................................    6.37%
2001...................................................................    4.01%
2002...................................................................    1.66%
2003...................................................................    1.02%
2004...................................................................    1.20%
2005...................................................................    3.07%
2006...................................................................    4.90%
2007...................................................................    5.05%

------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


GOVERNMENT TAXADVANTAGE PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
2000...................................................................    5.88%
2001...................................................................    3.86%
2002...................................................................    1.61%
2003...................................................................    0.95%
2004...................................................................    1.16%
2005...................................................................    3.00%
2006...................................................................    4.82%
2007...................................................................    4.95%

------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
2000...................................................................    3.93%
2001...................................................................    2.57%
2002...................................................................    1.23%
2003...................................................................    0.80%
2004...................................................................    0.94%
2005...................................................................    2.14%
2006...................................................................    3.19%
2007...................................................................    3.40%

    The year-to-date total return for each fund as of March 31, 2008 was as follows:

FUND
-------------------------------------------------
Liquid Assets Portfolio--Cash Management
  Class                                     0.95%
STIC Prime Portfolio--Cash Management
  Class                                     0.88%
Treasury Portfolio--Cash Management Class   0.64%
Government & Agency Portfolio--Cash
  Management Class                          0.85%
Government TaxAdvantage Portfolio--Cash
  Management Class                          0.77%
Tax-Free Cash Reserve Portfolio--Cash
  Management Class                          0.62%
-------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                              HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                              (QUARTER ENDED)                          (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Cash Management    1.65%  September 30, 2000 and             0.23%  September 30, 2003,
  Class                                            December 31, 2000                         December 31, 2003,
                                                                                             March 31, 2004, and
                                                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Cash Management       1.64%  September 30, 2000 and             0.21%  March 31, 2004
  Class                                            December 31, 2000
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Cash Management Class   1.60%  December 31, 2000                  0.21%  March 31, 2004 and
                                                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Cash         1.64%  December 31, 2000                  0.22%  March 31, 2004 and
  Management Class                                                                           June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio--Cash     1.59%  December 31, 2000                  0.20%  September 30, 2003
  Management Class
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio--Cash       1.03%  December 31, 2000                  0.16%  September 30, 2003
  Management Class
----------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Cash Management shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    10 YEARS   INCEPTION         DATE
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Cash
  Management Class                5.19%      3.10%      3.83%          --         01/17/96
STIC Prime Portfolio--Cash
  Management Class                5.18%      3.09%      3.80%          --         06/30/94
Treasury Portfolio--Cash
  Management Class                4.80%      2.93%      3.66%          --         08/18/93
Government & Agency
  Portfolio--Cash Management
  Class                           5.05%      3.03%        --         3.63%        09/01/98
Government TaxAdvantage
  Portfolio--Cash Management
  Class                           4.95%      2.96%        --         3.26%        12/30/99
Tax-Free Cash Reserve
  Portfolio--Cash Management
  Class                           3.40%      2.09%        --         2.36%        01/04/99
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Class shares of the funds.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------
                                        LIQUID                               GOVERNMENT &   GOVERNMENT     TAX-FREE
(fees paid directly from your           ASSETS      STIC PRIME   TREASURY     AGENCY        TAXADVANTAGE   CASH RESERVE
investment)                             PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)       None         None        None          None           None           None

(Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)              None         None        None          None           None           None
-----------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
                                       LIQUID                               GOVERNMENT &   GOVERNMENT     TAX-FREE
(expenses that are deducted from       ASSETS      STIC PRIME   TREASURY     AGENCY        TAXADVANTAGE   CASH RESERVE
fund assets)                           PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Management Fees                          0.15%        0.15%       0.15%         0.10%          0.18%          0.21%

Distribution and/or Service (12b-1)
Fees                                     0.10         0.10        0.10          0.10           0.10           0.10

Other Expenses                           0.03         0.04        0.04          0.05           0.12           0.04

Acquired Fund Fees and Expenses          None         None        None          None           None           None

Total Annual Fund Operating
Expenses                                 0.28         0.29        0.29          0.25           0.40           0.35

Fee Waiver(2)                            0.08         0.09        0.09          0.05           0.20           0.05

Net Annual Fund Operating Expenses       0.20         0.20        0.20          0.20           0.20           0.30
----------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $20       $82      $149       $348
STIC Prime Portfolio                 20        84       154        359
Treasury Portfolio                   20        84       154        359
Government & Agency Portfolio        20        75       136        313
Government TaxAdvantage Portfolio    20       108       204        486
Tax-Free Cash Reserve Portfolio      31       107       191        438
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Cash Management Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.75%       14.93%       20.35%       26.03%
End of Year Balance           $10,480.00   $10,974.66   $11,492.66   $12,035.11   $12,603.17
Estimated Annual Expenses     $    20.48   $    30.04   $    31.45   $    32.94   $    34.49
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.98%       38.21%       44.73%       51.56%       58.72%
End of Year Balance           $13,198.04   $13,820.99   $14,473.34   $15,156.48   $15,871.87
Estimated Annual Expenses     $    36.12   $    37.83   $    39.61   $    41.48   $    43.44
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.74%       14.90%       20.32%       25.98%
End of Year Balance           $10,480.00   $10,973.61   $11,490.46   $12,031.67   $12,598.36
Estimated Annual Expenses     $    20.48   $    31.11   $    32.57   $    34.11   $    35.71
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.92%       38.13%       44.64%       51.45%       58.58%
End of Year Balance           $13,191.74   $13,813.07   $14,463.67   $15,144.91   $15,858.23
Estimated Annual Expenses     $    37.40   $    39.16   $    41.00   $    42.93   $    44.95
--------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.74%       14.90%       20.32%       25.98%
End of Year Balance           $10,480.00   $10,973.61   $11,490.46   $12,031.67   $12,598.36
Estimated Annual Expenses     $    20.48   $    31.11   $    32.57   $    34.11   $    35.71
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.92%       38.13%       44.64%       51.45%       58.58%
End of Year Balance           $13,191.74   $13,813.07   $14,463.67   $15,144.91   $15,858.23
Estimated Annual Expenses     $    37.40   $    39.16   $    41.00   $    42.93   $    44.95
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.78%       14.99%       20.45%       26.18%
End of Year Balance           $10,480.00   $10,977.80   $11,499.25   $12,045.46   $12,617.62
Estimated Annual Expenses     $    20.48   $    26.82   $    28.10   $    29.43   $    30.83
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.17%       38.45%       45.02%       51.91%       59.13%
End of Year Balance           $13,216.96   $13,844.76   $14,502.39   $15,191.25   $15,912.84
Estimated Annual Expenses     $    32.29   $    33.83   $    35.43   $    37.12   $    38.88
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.62%       14.66%       19.94%       25.46%
End of Year Balance           $10,480.00   $10,962.08   $11,466.34   $11,993.79   $12,545.50
Estimated Annual Expenses     $    20.48   $    42.88   $    44.86   $    46.92   $    49.08
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.40%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.23%       37.26%       43.58%       50.18%       57.09%
End of Year Balance           $13,122.59   $13,726.23   $14,357.64   $15,018.09   $15,708.92
Estimated Annual Expenses     $    51.34   $    53.70   $    56.17   $    58.75   $    61.45
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.30%        0.35%        0.35%        0.35%        0.35%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.70%        9.57%       14.66%       20.00%       25.58%
End of Year Balance           $10,470.00   $10,956.86   $11,466.35   $11,999.53   $12,557.51
Estimated Annual Expenses     $    30.71   $    37.50   $    39.24   $    41.07   $    42.97
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.35%        0.35%        0.35%        0.35%        0.35%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.41%       37.53%       43.92%       50.61%       57.62%
End of Year Balance           $13,141.44   $13,752.51   $14,392.01   $15,061.23   $15,761.58
Estimated Annual Expenses     $    44.97   $    47.06   $    49.25   $    51.54   $    53.94
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
    The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
    Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
    The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
    The fund may maintain a portion of its assets in cash, pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
    Derivatives Risk--The value of "derivatives" or "synthetics"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:
    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.
    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.
    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.
    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.
    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.
    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.
    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.
    AIM Funds Management Inc. (AFMI), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994. AFMI anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the advisor received compensation after fee waivers and/or expense reimbursements at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
Tax-Free Cash Reserve Portfolio                                     0.18%
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    Invesco Aim, not the funds, pays sub-advisory fees, if any.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

TAX-FREE CASH RESERVE PORTFOLIO

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of the funds as of 3:30 p.m. Eastern Standard Time. If the funds close early on a business day, the funds will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the funds prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the funds close early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.
    The dividend declared on any day preceding a non-business day or days of the funds will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The six month period ended September 30, 2007 for Tax-Free Cash Reserve Portfolio was unaudited. The information for the fiscal years ended 2007, 2006 and 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.

                                                                                  LIQUID ASSETS PORTFOLIO-
                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2007             2006          2005          2004          2003
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05             0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00            (0.00)        (0.00)        (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.05             0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.00)           --            --            --
=================================================================================================================================
    Total distributions                                          (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   5.29%            4.48%         2.42%         0.97%         1.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $3,397,869       $2,713,882    $3,409,326    $4,341,262    $4,473,591
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.20%         0.20%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.28%(b)         0.28%         0.29%         0.28%         0.27%
=================================================================================================================================
Ratio of net investment income to average net assets              5.17%(b)         4.42%         2.36%         0.96%         1.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $3,000,776,988.

                                                                                   STIC PRIME PORTFOLIO-
                                                                                   CASH MANAGEMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                 2007             2006         2005        2004        2003
                                                              ----------       ----------    --------    --------    --------
Net asset value, beginning of period                          $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05             0.04        0.02        0.01        0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       --               --          --       (0.00)         --
=============================================================================================================================
    Total from investment operations                                0.05             0.04        0.02        0.01        0.01
=============================================================================================================================
Less dividends from net investment income                          (0.05)           (0.04)      (0.02)      (0.01)      (0.01)
=============================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                     5.30%            4.51%       2.44%       0.94%       1.19%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,146,528       $1,378,964    $909,054    $570,064    $536,685
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.20%(b)         0.20%       0.20%       0.20%       0.18%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.29%(b)         0.29%       0.29%       0.29%       0.28%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net assets                5.17%(b)         4.45%       2.40%       0.93%       1.20%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,727,396,028.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                     TREASURY PORTFOLIO-
                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2007             2006          2005          2004          2003
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05             0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00            (0.00)         0.00          0.00         (0.00)
=================================================================================================================================
    Total from investment operations                              0.05             0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --         (0.00)        (0.00)           --
=================================================================================================================================
    Total distributions                                          (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   5.08%            4.29%         2.29%         0.90%         1.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $2,833,734       $1,357,547    $1,780,680    $1,226,797    $2,259,951
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.20%         0.20%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)         0.30%         0.30%         0.29%         0.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)         4.19%         2.25%         0.87%         1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,708,367,227.

                                                                             GOVERNMENT & AGENCY PORTFOLIO-
                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2007           2006        2005         2004         2003
                                                              --------       --------    --------    ----------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)        (0.00)       0.00
===========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02          0.01        0.01
===========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   5.22%          4.41%       2.36%         0.95%       1.22%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $730,316       $656,356    $653,382    $1,005,027    $740,833
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)       0.20%       0.20%         0.20%       0.20%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.25%(b)       0.26%       0.27%         0.25%       0.25%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              5.10%(b)       4.37%       2.34%         0.95%       1.20%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $660,234,813.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                           GOVERNMENT TAXADVANTAGE PORTFOLIO-
                                                                                 CASH MANAGEMENT CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                               2007            2006         2005         2004        2003
                                                              -------         -------      -------      ------      ------
Net asset value, beginning of period                          $  1.00         $  1.00      $  1.00      $ 1.00      $ 1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05            0.04         0.02        0.01        0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00            0.00         0.00        0.00        0.00
==========================================================================================================================
    Total from investment operations                             0.05            0.04         0.02        0.01        0.01
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)          (0.04)       (0.02)      (0.01)      (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --              --           --       (0.00)      (0.00)
==========================================================================================================================
    Total distributions                                         (0.05)          (0.04)       (0.02)      (0.01)      (0.01)
==========================================================================================================================
Net asset value, end of period                                $  1.00         $  1.00      $  1.00      $ 1.00      $ 1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  5.12%           4.33%        2.31%       0.91%       1.16%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $93,310         $32,251      $34,654      $5,073      $2,563
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.20%(b)        0.20%        0.20%       0.20%       0.21%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.40%(b)        0.47%        0.51%       0.43%       0.43%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net assets             5.00%(b)        4.23%        2.32%       0.90%       1.13%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $77,148,311.

                                                                                    TAX-FREE CASH RESERVE PORTFOLIO --
                                                                                          CASH MANAGEMENT CLASS
                                                                         --------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                      SEPTEMBER 30,      --------------------------------------------------------
                                                           2007            2007        2006        2005        2004        2003
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02            0.03        0.02        0.01        0.01        0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)               (0.00)          (0.00)       0.00       (0.00)       0.00       (0.00)
=================================================================================================================================
    Total from investment operations                         0.02            0.03        0.02        0.01        0.01        0.01
=================================================================================================================================
Less distributions from net investment income               (0.02)          (0.03)      (0.02)      (0.01)      (0.01)      (0.01)
=================================================================================================================================
Net asset value, end of period                           $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              1.74%           3.33%       2.45%       1.16%       0.76%       1.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $338,296        $721,351    $683,659    $725,124    $768,141    $617,683
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.30%(b)        0.30%       0.30%       0.30%       0.30%       0.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.35%(b)        0.35%       0.37%       0.37%       0.37%       0.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                     3.45%(b)        3.28%       2.41%       1.16%       0.75%       1.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $607,163,305.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Cash Management Class accounts are as follows:

                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Cash Management Class                                            $1 million     no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO

You may purchase shares using one of the options below. The transfer agent must generally receive your purchase order before 3:00 p.m. Eastern Standard Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time, you must call or send your request by a pre-arranged AIM LINK data transmission to the transfer agent before 3:30 p.m. Eastern Standard Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders will not be processed unless the account application

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should
                                       forward your completed account
                                       application to the transfer agent,
                                       Invesco Aim Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       Invesco Aim Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary. Redemption proceeds
                                       will be transmitted electronically to your pre-authorized
                                       bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By AIM LINK--Registered Trademark--    If you place your redemption request via AIM LINK, the
                                       transfer agent must generally receive your redemption
                                       request before 12:30 p.m. Eastern Standard Time in order to effect the redemption at that day's closing price.
                                       Redemption orders of shares placed between 12:30 and 3:30
                                       p.m. Eastern Standard Time must be transmitted by telephone or a pre-arranged data transmission.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
    During the period between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Standard Time, between 12:30 p.m. Eastern Standard Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Standard Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

TAX-FREE CASH RESERVE PORTFOLIO

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:         (800) 659-1005

ON THE INTERNET:      You can send us a request by e-mail or download
                      prospectuses, annual or semiannual reports via our website:
                      http://www.invescoaim.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


--------------------------------------------
   Liquid Assets Portfolio
   STIC Prime Portfolio
   Treasury Portfolio
   Government & Agency Portfolio
   Government TaxAdvantage Portfolio
   Tax-Free Cash Reserve Portfolio
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729

--------------------------------------------

invescoaim.com     STIT-PRO-3

                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                         --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                     PROSPECTUS
                                                                 April 30, 2008

CORPORATE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
Tax-Free Cash Reserve Portfolio                      3
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    6
FEE TABLE AND EXPENSE EXAMPLE                        7
------------------------------------------------------
Fee Table                                            7
Expense Example                                      7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        8
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              9
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                 9
Treasury Portfolio                                  10
Government & Agency Portfolio                       10
Government TaxAdvantage Portfolio                   10
Tax-Free Cash Reserve Portfolio                     11
RISKS                                               12
------------------------------------------------------
Liquid Assets Portfolio                             12
STIC Prime Portfolio                                13
Treasury Portfolio                                  13
Government & Agency Portfolio                       14
Government TaxAdvantage Portfolio                   14
Tax-Free Cash Reserve Portfolio                     14
DISCLOSURE OF PORTFOLIO HOLDINGS                    15
------------------------------------------------------
FUND MANAGEMENT                                     16
------------------------------------------------------
The Advisors                                        16
Advisor Compensation                                16
OTHER INFORMATION                                   17
------------------------------------------------------
Investments in the Funds                            17
Dividends and Distributions                         17
FINANCIAL HIGHLIGHTS                                19
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-5
Frequent Purchases and Redemptions of Fund
  Shares                                           A-6
Taxes                                              A-6
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Industry Focus Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Industry Focus Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
    The fund invests only in high-quality U.S. dollar denominated short term debt obligations, including: (i) municipal securities; and (ii) cash equivalents.
    The fund invests its assets so at least 80% of its income will be exempt from federal income taxes.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk             Credit Risk                Foreign Credit Exposure Risk         Management Risk
Money Market Fund Risk  Municipal Securities Risk  Derivatives Risk
Interest Rate Risk      Industry Focus Risk        Synthetic Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Corporate Class shares from year to year. Corporate Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    5.02%
2007...................................................................    5.24%



------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    5.04%
2007...................................................................    5.24%



------------------------------------

TREASURY PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    4.85%
2007...................................................................    4.85%



------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    4.95%
2007...................................................................    5.11%



------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2007...................................................................    5.00%



------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    3.25%
2007...................................................................    3.45%

    The year-to-date total return for each fund as of March 31, 2008 was as follows:

FUND
-------------------------------------------------------------------------------
Liquid Assets Portfolio--Corporate Class                                  0.96%
STIC Prime Portfolio--Corporate Class                                     0.90%
Treasury Portfolio--Corporate Class                                       0.65%
Government & Agency Portfolio--Corporate Class                            0.86%
Government TaxAdvantage Portfolio--Corporate Class                        0.78%
Tax-Free Cash Reserve Portfolio--Corporate Class                          0.63%
-------------------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                             HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                              (QUARTER ENDED)                         (QUARTER ENDED)
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Corporate Class   1.32%  September 30, 2006,                 1.09%  March 31, 2006
                                                  December 31, 2006 and
                                                  September 30, 2007
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Corporate Class      1.32%  September 30, 2006,                 1.09%  March 31, 2006
                                                  December 31, 2006 and
                                                  September 30, 2007
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Corporate Class        1.29%  December 31, 2006                   1.04%  March 31, 2006
---------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Corporate   1.31%  December 31, 2006                   1.07%  March 31, 2006
  Class
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                    1.27%  June 30, 2007                       1.13%  December 31, 2007
  Portfolio--Corporate Class
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve                      0.88%  June 30, 2007 and                   0.70%  March 31, 2006
  Portfolio--Corporate Class                      September 30, 2007
---------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Corporate Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    10 YEARS   INCEPTION         DATE
--------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--Corporate Class      5.24%        --         --         4.67%         3/29/05
STIC Prime
  Portfolio--Corporate Class      5.24%        --         --         4.68%        03/31/05
Treasury Portfolio--Corporate
  Class                           4.85%        --         --         4.64%        08/01/05
Government & Agency
  Portfolio--Corporate Class      5.11%        --         --         4.75%         6/30/05
Government TaxAdvantage
  Portfolio--Corporate Class      5.00%        --         --         5.00%        02/23/06
Tax-Free Cash Reserve
  Portfolio--Corporate Class      3.45%        --         --         3.25%        09/08/05
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Corporate Class shares of the funds.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                TAX-FREE
                                        LIQUID                                  GOVERNMENT &    GOVERNMENT        CASH
(fees paid directly from your           ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE    RESERVE
investment)                             PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)       None          None         None           None            None            None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)              None          None         None           None            None            None
----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          TAX-FREE
                                  LIQUID                                  GOVERNMENT &    GOVERNMENT        CASH
(expenses that are deducted       ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE    RESERVE
from fund assets)                 PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Management Fees                     0.15%         0.15%        0.15%          0.10%           0.18%           0.21%

Distribution and/or Service
(12b-1) Fees                        0.03          0.03         0.03           0.03            0.03            0.03

Other Expenses                      0.03          0.04         0.04           0.05            0.12            0.04(2)

Acquired Fund Fees and
Expenses                            None          None         None           None            None            None

Total Annual Fund Operating
Expenses                            0.21          0.22         0.22           0.18            0.33            0.28

Fee Waiver(3)                       0.06          0.07         0.07           0.03            0.18            0.03

Net Annual Fund Operating
Expenses                            0.15          0.15         0.15           0.15            0.15            0.25
----------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expenses offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
    (i)  invest $10,000 in the fund for the time periods indicated;
    (ii)  redeem all your shares at the end of the periods indicated;
    (iii) earn a 5% return on your investment before operating expenses each year; and
    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $15       $62      $112       $262
STIC Prime Portfolio                 15        64       117        273
Treasury Portfolio                   15        64       117        273
Government & Agency Portfolio        15        55        98        227
Government TaxAdvantage Portfolio    15        88       167        401
Tax-Free Cash Reserve Portfolio      26        87       154        353
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco AIM Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Corporate Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
CORPORATE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.87%       15.14%       20.65%       26.43%
End of Year Balance           $10,485.00   $10,987.23   $11,513.52   $12,065.02   $12,642.93
Estimated Annual Expenses     $    15.36   $    22.55   $    23.63   $    24.76   $    25.94
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
CORPORATE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.49%       38.83%       45.48%       52.45%       59.75%
End of Year Balance           $13,248.53   $13,883.13   $14,548.13   $15,244.99   $15,975.23
Estimated Annual Expenses     $    27.19   $    28.49   $    29.85   $    31.28   $    32.78
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CORPORATE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.86%       15.11%       20.62%       26.38%
End of Year Balance           $10,485.00   $10,986.18   $11,511.32   $12,061.56   $12,638.11
Estimated Annual Expenses     $    15.36   $    23.62   $    24.75   $    25.93   $    27.17
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CORPORATE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.22%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.42%       38.75%       45.38%       52.33%       59.62%
End of Year Balance           $13,242.21   $13,875.19   $14,538.42   $15,233.36   $15,961.51
Estimated Annual Expenses     $    28.47   $    29.83   $    31.25   $    32.75   $    34.31
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CORPORATE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.86%       15.11%       20.62%       26.38%
End of Year Balance           $10,485.00   $10,986.18   $11,511.32   $12,061.56   $12,638.11
Estimated Annual Expenses     $    15.36   $    23.62   $    24.75   $    25.93   $    27.17
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CORPORATE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.22%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.42%       38.75%       45.38%       52.33%       59.62%
End of Year Balance           $13,242.21   $13,875.19   $14,538.42   $15,233.36   $15,961.51
Estimated Annual Expenses     $    28.47   $    29.83   $    31.25   $    32.75   $    34.31
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- CORPORATE CLASS    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.90%       15.20%       20.75%       26.57%
End of Year Balance           $10,485.00   $10,990.38   $11,520.11   $12,075.38   $12,657.42
Estimated Annual Expenses     $    15.36   $    19.33   $    20.26   $    21.24   $    22.26
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- CORPORATE CLASS    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.68%       39.07%       45.77%       52.80%       60.16%
End of Year Balance           $13,267.50   $13,907.00   $14,577.31   $15,279.94   $16,016.43
Estimated Annual Expenses     $    23.33   $    24.46   $    25.64   $    26.87   $    28.17
--------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CORPORATE CLASS    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.33%        0.33%        0.33%        0.33%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.75%       14.87%       20.24%       25.85%
End of Year Balance           $10,485.00   $10,974.65   $11,487.17   $12,023.62   $12,585.12
Estimated Annual Expenses     $    15.36   $    35.41   $    37.06   $    38.79   $    40.60
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CORPORATE CLASS    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.33%        0.33%        0.33%        0.33%        0.33%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.73%       37.88%       44.32%       51.06%       58.11%
End of Year Balance           $13,172.84   $13,788.02   $14,431.92   $15,105.89   $15,811.33
Estimated Annual Expenses     $    42.50   $    44.49   $    46.56   $    48.74   $    51.01
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO -- CORPORATE CLASS    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.25%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.75%        9.69%       14.87%       20.29%       25.97%
End of Year Balance           $10,475.00   $10,969.42   $11,487.18   $12,029.37   $12,597.16
Estimated Annual Expenses     $    25.59   $    30.02   $    31.44   $    32.92   $    34.48
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO -- CORPORATE CLASS    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.92%       38.14%       44.66%       51.49%       58.64%
End of Year Balance           $13,191.74   $13,814.39   $14,466.43   $15,149.25   $15,864.29
Estimated Annual Expenses     $    36.10   $    37.81   $    39.59   $    41.46   $    43.42
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
    The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
    Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
    The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
    The fund may maintain a portion of its assets in cash, pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

U.S. Treasury, such as those of the Government National Mortgage Association;
(ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or
(iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
    Derivatives Risk--The value of "derivatives" or "synthetics"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:
    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.
    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.
    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.
    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.
    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.
    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.
    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.
    AIM Funds Management Inc. (AFMI), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994. AFMI anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the advisor received compensation after fee waivers and/or expense reimbursements at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
Tax-Free Cash Reserve Portfolio                                     0.18%
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
    Invesco Aim, not the funds, pays sub-advisory fees, if any.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market funds.
    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

TAX-FREE CASH RESERVE PORTFOLIO

The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of the funds as of 3:30 p.m. Eastern Standard Time. If the funds close early on a business day, the funds will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the funds prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the funds close early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the funds will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Corporate Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The six month period ended September 30, 2007 for Tax-Free Cash Reserve Portfolio was unaudited. The information, other than for the period ended September 30, 2007, has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                       LIQUID ASSETS PORTFOLIO --
                                                                             CORPORATE CLASS
                                                              ---------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,            MARCH 29, 2005
                                                              ----------------------    (COMMENCEMENT DATE)
                                                                2007          2006      TO AUGUST 31, 2005
                                                              --------       -------    -------------------
Net asset value, beginning of period                          $   1.00       $  1.00         $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05          0.05             0.01
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00         (0.01)            0.00
===========================================================================================================
    Total from investment operations                              0.05          0.04             0.01
===========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)        (0.04)           (0.01)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)              --
===========================================================================================================
    Total distributions                                          (0.05)        (0.04)           (0.01)
===========================================================================================================
Net asset value, end of period                                $   1.00       $  1.00         $   1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   5.34%         4.54%            1.31%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $636,222       $56,634         $466,432
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)      0.15%            0.15%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.21%(b)      0.21%            0.22%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income to average net assets              5.22%(b)      4.47%            2.41%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $485,431,082.
(c) Annualized.

                                                                         STIC PRIME PORTFOLIO --
                                                                             CORPORATE CLASS
                                                              ----------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,             MARCH 31, 2005
                                                              -----------------------    (COMMENCEMENT DATE)
                                                                2007           2006      TO AUGUST 31, 2005
                                                              --------       --------    -------------------
Net asset value, beginning of period                          $   1.00       $   1.00          $  1.00
------------------------------------------------------------------------------------------------------------
Net investment income                                             0.05           0.04             0.01
============================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)           (0.01)
============================================================================================================
Net asset value, end of period                                $   1.00       $   1.00          $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                                   5.35%          4.56%            1.29%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $616,436       $525,682          $53,962
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)       0.15%            0.15%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.22%(b)       0.22%            0.22%(c)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets              5.22%(b)       4.50%            2.45%(c)
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $329,979,700.
(c) Annualized.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         TREASURY PORTFOLIO --
                                                                            CORPORATE CLASS
                                                              --------------------------------------------
                                                                   YEAR ENDED
                                                                   AUGUST 31,            AUGUST 1, 2005
                                                              ---------------------    (COMMENCEMENT DATE)
                                                                2007          2006     TO AUGUST 31, 2005
                                                              --------       ------    -------------------
Net asset value, beginning of period                          $   1.00       $ 1.00          $  1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05         0.04            0.003
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.00         0.00            0.000
==========================================================================================================
    Total from investment operations                              0.05         0.04            0.003
==========================================================================================================
Less dividends from net investment income                        (0.05)       (0.04)          (0.003)
==========================================================================================================
Net asset value, end of period                                $   1.00       $ 1.00          $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                                                   5.14%        4.34%            0.28%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $448,144       $1,855          $   869
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)     0.15%            0.15%(c)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.22%(b)     0.23%            0.23%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average net assets              5.00%(b)     4.24%            2.30%(c)
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $85,067,941.
(c) Annualized.

                                                                    GOVERNMENT & AGENCY PORTFOLIO --
                                                                             CORPORATE CLASS
                                                              ---------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,             JUNE 30, 2005
                                                              ----------------------    (COMMENCEMENT DATE)
                                                                2007          2006      TO AUGUST 31, 2005
                                                              --------       -------    -------------------
Net asset value, beginning of period                          $   1.00       $  1.00          $  1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05          0.04             0.01
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00         (0.00)           (0.00)
===========================================================================================================
    Total from investment operations                              0.05          0.04             0.01
===========================================================================================================
Less dividends from net investment income                        (0.05)        (0.04)           (0.01)
===========================================================================================================
Net asset value, end of period                                $   1.00       $  1.00          $  1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   5.28%         4.46%            1.50%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $317,772       $28,722          $62,008
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)      0.15%           0.15.%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.18%(b)      0.19%            0.20%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income to average net assets              5.15%(b)      4.42%            2.39%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $79,331,776.
(c) Annualized.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                              CORPORATE CLASS
                                                              -----------------------------------------------
                                                                                           FEBRUARY 23, 2006
                                                                   YEAR ENDED             (COMMENCEMENT DATE)
                                                                 AUGUST 31, 2007          TO AUGUST 31, 2006
                                                              ---------------------       -------------------
Net asset value, beginning of period                                 $ 1.00                     $ 1.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.05                       0.02
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.00                       0.00
=============================================================================================================
    Total from investment operations                                   0.05                       0.02
=============================================================================================================
Less distributions from net investment income                         (0.05)                     (0.02)
=============================================================================================================
Net asset value, end of period                                       $ 1.00                     $ 1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                        5.18%                      2.49%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $   14                     $   13
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.15%(b)                   0.15%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.33%(b)                   0.28%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net assets                   5.05%(b)                   4.28%(c)
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $13,647.
(c) Annualized

                                                                       TAX-FREE CASH RESERVE PORTFOLIO--
                                                                                CORPORATE CLASS
                                                         --------------------------------------------------------------
                                                                                                     SEPTEMBER 8, 2005
                                                          SIX MONTHS ENDED          YEAR ENDED      (COMMENCEMENT DATE)
                                                         SEPTEMBER 30, 2007       MARCH 31, 2007     TO MARCH 31, 2006
                                                         ------------------       --------------    -------------------
Net asset value, beginning of period                          $   1.00               $   1.00             $ 1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02                   0.03               0.01
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)                    (0.00)                 (0.00)              0.00
=======================================================================================================================
    Total from investment operations                              0.02                   0.03               0.01
=======================================================================================================================
Less distributions from net investment income                    (0.02)                 (0.03)             (0.01)
=======================================================================================================================
Net asset value, end of period                                $   1.00               $   1.00             $ 1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   1.76%                  3.38%              1.52%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $178,798               $160,208             $8,017
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.25%(b)               0.25%              0.25%(c)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.28%(b)               0.28%              0.30%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets              3.50%(b)               3.33%              2.46%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $176,552,070.
(c) Annualized

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class, that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Corporate Class accounts are as follows:

                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Corporate Class                                                  $1 million     no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. The transfer agent must generally receive your purchase order before 3:00 p.m. Eastern Standard Time on a

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time, you must call or send your request by a pre-arranged AIM LINK data transmission to the transfer agent before 3:30 p.m. Eastern Standard Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should
                                       forward your completed account
                                       application to the transfer agent,
                                       Invesco Aim Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       Invesco Aim Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary. Redemption proceeds
                                       will be transmitted electronically to your pre-authorized
                                       bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By AIM LINK--Registered Trademark--    If you place your redemption request via AIM LINK, the
                                       transfer agent must generally receive your redemption
                                       request before 12:30 p.m. Eastern Standard Time in order to effect the redemption at that day's closing price.
                                       Redemption orders of shares placed between 12:30 and 3:30
                                       p.m. Eastern Standard Time must be transmitted by telephone or a pre-arranged data transmission.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same-day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
    During the period between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchase and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Standard Time, between 12:30 p.m. Eastern Standard Time and the time the fund closes, and
(ii) if the fund closes on or before 12:30 p.m. Eastern Standard Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

TAX-FREE CASH RESERVE PORTFOLIO

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fun to pay exempt-interest dividends might be adversely affected.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005

ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.invescoaim.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-------------------------------------------
   Liquid Assets Portfolio
   STIC Prime Portfolio
   Treasury Portfolio
   Government & Agency Portfolio
   Government TaxAdvantage Portfolio
   Tax-Free Cash Reserve Portfolio
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729

-------------------------------------------

invescoaim.com     STIT-PRO-2

                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                         --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                     PROSPECTUS
                                                                 April 30, 2008

INSTITUTIONAL CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
Tax-Free Cash Reserve Portfolio                      3
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    6
FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fee Table                                            6
Expense Example                                      7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              8
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            8
------------------------------------------------------
Liquid Assets Portfolio                              8
STIC Prime Portfolio                                 9
Treasury Portfolio                                   9
Government & Agency Portfolio                        9
Government TaxAdvantage Portfolio                   10
Tax-Free Cash Reserve Portfolio                     10
RISKS                                               11
------------------------------------------------------
Liquid Assets Portfolio                             11
STIC Prime Portfolio                                12
Treasury Portfolio                                  12
Government & Agency Portfolio                       13
Government TaxAdvantage Portfolio                   13
Tax-Free Cash Reserve Portfolio                     13
DISCLOSURE OF PORTFOLIO HOLDINGS                    14
------------------------------------------------------
FUND MANAGEMENT                                     14
------------------------------------------------------
The Advisors                                        14
Advisor Compensation                                15
OTHER INFORMATION                                   16
------------------------------------------------------
Investments in the Funds                            16
Dividends and Distributions                         16
FINANCIAL HIGHLIGHTS                                18
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Purchasing Shares                                  A-1
Redeeming Shares                                   A-3
Pricing of Shares                                  A-5
Frequent Purchases and Redemptions of Fund
  Shares                                           A-6
Taxes                                              A-7
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Industry Focus Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Industry Focus Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities; and (ii) cash equivalents.
    The fund invests its assets so at least 80% of its income will be exempt from federal income taxes. The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk             Credit Risk                Foreign Credit Exposure Risk         Management Risk
Money Market Fund Risk  Municipal Securities Risk  Derivatives Risk
Interest Rate Risk      Industry Focus Risk        Synthetic Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    5.61%
1999...................................................................    5.24%
2000...................................................................    6.52%
2001...................................................................    4.17%
2002...................................................................    1.79%
2003...................................................................    1.12%
2004...................................................................    1.32%
2005...................................................................    3.20%
2006...................................................................    5.05%
2007...................................................................    5.28%

------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    5.59%
1999...................................................................    5.21%
2000...................................................................    6.49%
2001...................................................................    4.06%
2002...................................................................    1.67%
2003...................................................................    1.09%
2004...................................................................    1.30%
2005...................................................................    3.23%
2006...................................................................    5.07%
2007...................................................................    5.27%

------------------------------------

TREASURY PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    5.48%
1999...................................................................    5.00%
2000...................................................................    6.27%
2001...................................................................    4.04%
2002...................................................................    1.72%
2003...................................................................    1.08%
2004...................................................................    1.22%
2005...................................................................    3.05%
2006...................................................................    4.88%
2007...................................................................    4.88%

------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    5.14%
2000...................................................................    6.45%
2001...................................................................    4.09%
2002...................................................................    1.74%
2003...................................................................    1.10%
2004...................................................................    1.28%
2005...................................................................    3.15%
2006...................................................................    4.98%
2007...................................................................    5.14%

------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    5.11%
1999...................................................................    4.60%
2000...................................................................    5.96%
2001...................................................................    3.94%
2002...................................................................    1.69%
2003...................................................................    1.03%
2004...................................................................    1.24%
2005...................................................................    3.08%
2006...................................................................    4.90%
2007...................................................................    5.03%

------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    3.34%
1999...................................................................    3.14%
2000...................................................................    4.01%
2001...................................................................    2.65%
2002...................................................................    1.31%
2003...................................................................    0.88%
2004...................................................................    1.02%
2005...................................................................    2.22%
2006...................................................................    3.28%
2007...................................................................    3.48%

    The year-to-date total return for each fund as of March 31, 2008 was as follows:

FUND
------------------------------------------------
Liquid Assets Portfolio--Institutional
  Class                                    0.97%
STIC Prime Portfolio--Institutional Class  0.90%
Treasury Portfolio--Institutional Class    0.66%
Government & Agency
  Portfolio--Institutional Class           0.87%
Government TaxAdvantage
  Portfolio--Institutional Class           0.79%
Tax-Free Cash Reserve
  Portfolio--Institutional Class           0.64%
------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                             HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                              (QUARTER ENDED)                         (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Institutional     1.67%  September 30, 2000 and              0.25%  September 30, 2003,
  Class                                           December 31, 2000                          December 31, 2003,
                                                                                             March 31, 2004, and
                                                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Institutional Class  1.67%  September 30, 2000                  0.23%  March 31, 2004
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Institutional Class    1.62%  September 30, 2000 and              0.23%  March 31, 2004 and
                                                  December 31, 2000                          June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government & Agency                        1.66%  December 31, 2000                   0.24%  March 31, 2004 and
  Portfolio--Institutional Class                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                    1.61%  December 31, 2000                   0.22%  September 30, 2003
  Portfolio--Institutional Class
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve                      1.05%  December 31, 2000                   0.18%  September 30, 2003
  Portfolio--Institutional Class
----------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    10 YEARS   INCEPTION         DATE
--------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--Institutional
  Class                           5.28%      3.18%      3.91%          --         11/04/93
STIC Prime
  Portfolio--Institutional
  Class                           5.27       3.18       3.88           --         11/10/80
Treasury
  Portfolio--Institutional
  Class                           4.88       3.01       3.75           --         04/12/84
Government & Agency
  Portfolio--Institutional
  Class                           5.14       3.12         --         3.72%        09/01/98
Government TaxAdvantage
  Portfolio--Institutional
  Class                           5.03       3.04       3.64           --         08/17/90
Tax-Free Cash Reserve
  Portfolio--Institutional
  Class                           3.48       2.17       2.53           --         04/18/83
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
                                       LIQUID                               GOVERNMENT &   GOVERNMENT     TAX-FREE
(fees paid directly from your          ASSETS      STIC PRIME   TREASURY     AGENCY        TAXADVANTAGE   CASH RESERVE
investment)                            PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)      None         None        None          None           None           None

(Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)             None         None        None          None           None           None
----------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
                                       LIQUID                               GOVERNMENT &   GOVERNMENT     TAX-FREE
(expenses that are deducted from       ASSETS      STIC PRIME   TREASURY     AGENCY        TAXADVANTAGE   CASH RESERVE
fund assets)                           PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Management Fees                          0.15%        0.15%       0.15%         0.10%          0.18%          0.21%

Distribution and/or Service (12b-1)
Fees                                     None         None        None          None           None           None

Other Expenses                           0.03         0.04        0.04          0.05           0.12           0.04

Acquired Fund Fees and Expenses          None         None        None          None           None           None

Total Annual Fund Operating Expenses     0.18         0.19        0.19          0.15           0.30           0.25

Fee Waiver(2)                            0.06         0.07        0.07          0.03           0.18           0.03

Net Annual Fund Operating Expenses       0.12         0.12        0.12          0.12           0.12           0.22
----------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Those expense limitation agreements are in effect through at least June 30, 2008.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)    invest $10,000 in the fund for the time periods indicated;
  (ii)   redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $12       $52      $ 95       $224
STIC Prime Portfolio                 12        54       100        236
Treasury Portfolio                   12        54       100        236
Government & Agency Portfolio        12        45        82        189
Government TaxAdvantage Portfolio    12        78       150        363
Tax-Free Cash Reserve Portfolio      23        77       138        315
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.94%       15.23%       20.79%       26.61%
End of Year Balance           $10,488.00   $10,993.52   $11,523.41   $12,078.84   $12,661.04
Estimated Annual Expenses     $    12.29   $    19.33   $    20.27   $    21.24   $    22.27
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.71%       39.11%       45.81%       52.84%       60.21%
End of Year Balance           $13,271.30   $13,910.98   $14,581.49   $15,284.31   $16,021.02
Estimated Annual Expenses     $    23.34   $    24.46   $    25.64   $    26.88   $    28.17
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.92%       15.21%       20.75%       26.56%
End of Year Balance           $10,488.00   $10,992.47   $11,521.21   $12,075.38   $12,656.21
Estimated Annual Expenses     $    12.29   $    20.41   $    21.39   $    22.42   $    23.50
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.19%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.65%       39.03%       45.72%       52.73%       60.07%
End of Year Balance           $13,264.97   $13,903.02   $14,571.75   $15,272.65   $16,007.27
Estimated Annual Expenses     $    24.63   $    25.81   $    27.05   $    28.35   $    29.72
--------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.92%       15.21%       20.75%       26.56%
End of Year Balance           $10,488.00   $10,992.47   $11,521.21   $12,075.38   $12,656.21
Estimated Annual Expenses     $    12.29   $    20.41   $    21.39   $    22.42   $    23.50
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.19%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.65%       39.03%       45.72%       52.73%       60.07%
End of Year Balance           $13,264.97   $13,903.02   $14,571.75   $15,272.65   $16,007.27
Estimated Annual Expenses     $    24.63   $    25.81   $    27.05   $    28.35   $    29.72
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.15%        0.15%        0.15%        0.15%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.97%       15.30%       20.89%       26.76%
End of Year Balance           $10,488.00   $10,996.67   $11,530.01   $12,089.21   $12,675.54
Estimated Annual Expenses     $    12.29   $    16.11   $    16.90   $    17.71   $    18.57
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.15%        0.15%        0.15%        0.15%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.90%       39.35%       46.11%       53.19%       60.62%
End of Year Balance           $13,290.30   $13,934.88   $14,610.72   $15,319.34   $16,062.33
Estimated Annual Expenses     $    19.47   $    20.42   $    21.41   $    22.45   $    23.54
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.30%        0.30%        0.30%        0.30%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.81%       14.97%       20.37%       26.03%
End of Year Balance           $10,488.00   $10,980.94   $11,497.04   $12,037.40   $12,603.16
Estimated Annual Expenses     $    12.29   $    32.20   $    33.72   $    35.30   $    36.96
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.30%        0.30%        0.30%        0.30%        0.30%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.96%       38.16%       44.65%       51.45%       58.57%
End of Year Balance           $13,195.51   $13,815.70   $14,465.03   $15,144.89   $15,856.70
Estimated Annual Expenses     $    38.70   $    40.52   $    42.42   $    44.41   $    46.50
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.22%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.78%        9.76%       14.97%       20.43%       26.15%
End of Year Balance           $10,478.00   $10,975.71   $11,497.05   $12,043.16   $12,615.21
Estimated Annual Expenses     $    22.53   $    26.82   $    28.09   $    29.43   $    30.82
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.14%       38.42%       45.00%       51.88%       59.10%
End of Year Balance           $13,214.43   $13,842.12   $14,449.62   $15,188.35   $15,909.80
Estimated Annual Expenses     $    32.29   $    33.82   $    35.43   $    37.11   $    38.87
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
    The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
    Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
    The fund may maintain a portion of its assets in cash, pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Foreign Securities Risk--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
    Derivatives Risk--The value of "derivatives" or "synthetics"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:
    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.
    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.
    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.
    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.
    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.
    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.
    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.
    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.
    AIM Funds Management Inc. (AFMI), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994. AFMI anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities an individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or other related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sough in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the advisor received compensation after fee waivers and/or expense reimbursements at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
Tax-Free Cash Reserve Portfolio                                     0.18%
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
    Invesco Aim, not the funds, pays subadvisory fees, if any.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund.
    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligation it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

TAX-FREE CASH RESERVE PORTFOLIO

The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of the funds as of 3:30 p.m. Eastern Standard Time. If the funds close early on a business day, the funds will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the funds prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the funds close early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the funds will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The six month period ended September 30, 2007 for Tax-Free Cash Reserve Portfolio was unaudited. The information for the fiscal years ended 2007, 2006 and 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.

                                                                              LIQUID ASSETS PORTFOLIO --
                                                                                 INSTITUTIONAL CLASS
                                                     ----------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                     ----------------------------------------------------------------------------
                                                        2007                2006           2005           2004           2003
                                                     -----------         -----------    -----------    -----------    -----------
Net asset value, beginning of period                 $      1.00         $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.05                0.04           0.02           0.01           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         0.00                0.00           0.00          (0.00)          0.00
=================================================================================================================================
    Total from investment operations                        0.05                0.04           0.02           0.01           0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.05)              (0.04)         (0.02)         (0.01)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               (0.00)            --             --             --
=================================================================================================================================
    Total distributions                                    (0.05)              (0.04)         (0.02)         (0.01)         (0.01)
=================================================================================================================================
Net asset value, end of period                       $      1.00         $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             5.37%               4.57%          2.50%          1.05%          1.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $18,081,351         $15,058,664    $12,281,976    $13,426,786    $21,240,699
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.12%(b)            0.12%          0.12%          0.12%          0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.18%(b)            0.18%          0.19%          0.18%          0.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                    5.25%(b)            4.50%          2.44%          1.04%          1.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $16,160,042,101.

                                                                                  STIC PRIME PORTFOLIO --
                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------------
                                                             2007               2006          2005          2004          2003
                                                          ----------         ----------    ----------    ----------    ----------
Net asset value, beginning of period                      $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05               0.05          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   --                 --            --         (0.00)           --
=================================================================================================================================
    Total from investment operations                            0.05               0.05          0.02          0.01          0.01
=================================================================================================================================
Less dividends from net investment income                      (0.05)             (0.05)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                            $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 5.38%              4.59%         2.52%         1.02%         1.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $3,479,266         $4,723,582    $4,567,205    $5,038,960    $5,589,108
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.12%(b)           0.12%         0.12%         0.12%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.19%(b)           0.19%         0.19%         0.19%         0.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            5.25%(b)           4.53%         2.48%         1.01%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $4,312,643,165.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                   TREASURY PORTFOLIO --
                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------------
                                                             2007               2006          2005          2004          2003
                                                          ----------         ----------    ----------    ----------    ----------
Net asset value, beginning of period                      $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05               0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00               0.00          0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations                            0.05               0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.05)             (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --         (0.00)        (0.00)           --
=================================================================================================================================
    Total distributions                                        (0.05)             (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                            $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 5.17%              4.37%         2.37%         0.98%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $3,306,283         $2,101,790    $2,101,143    $2,564,540    $4,367,382
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.12%(b)           0.12%         0.12%         0.12%         0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.19%(b)           0.20%         0.20%         0.19%         0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            5.03%(b)           4.27%         2.33%         0.95%         1.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $2,077,312,229.

                                                                              GOVERNMENT & AGENCY PORTFOLIO --
                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2007               2006         2005         2004          2003
                                                            ----------         ----------    --------    ----------    ----------
Net asset value, beginning of period                        $     1.00         $     1.00    $   1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05               0.04        0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00               0.00       (0.00)        (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.05               0.04        0.02          0.01          0.01
=================================================================================================================================
Less dividends from net investment income                        (0.05)             (0.04)      (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                              $     1.00         $     1.00    $   1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   5.31%              4.49%       2.44%         1.03%         1.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,328,964         $1,812,271    $999,532    $1,271,847    $1,503,729
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)           0.12%       0.12%         0.12%         0.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.15%(b)           0.16%       0.17%         0.15%         0.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              5.18%(b)           4.45%       2.42%         1.03%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,262,890,582.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                        GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                                 INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                                2007            2006       2005       2004       2003
                                                              --------         -------    -------    -------    -------
Net asset value, beginning of period                          $   1.00         $  1.00    $  1.00    $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05            0.04       0.02       0.01       0.01
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.00            0.00       0.00       0.00       0.00
=======================================================================================================================
    Total from investment operations                              0.05            0.04       0.02       0.01       0.01
=======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)          (0.04)     (0.02)     (0.01)     (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --         --      (0.00)     (0.00)
=======================================================================================================================
    Total distributions                                          (0.05)          (0.04)     (0.02)     (0.01)     (0.01)
=======================================================================================================================
Net asset value, end of period                                $   1.00         $  1.00    $  1.00    $  1.00    $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   5.21%           4.41%      2.39%      0.99%      1.24%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $321,456         $80,104    $82,845    $56,192    $84,989
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)        0.12%      0.12%      0.12%      0.13%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.30%(b)        0.37%      0.41%      0.33%      0.33%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets              5.08%(b)        4.31%      2.40%      0.98%      1.21%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $184,595,414.

                                                                  TAX-FREE CASH RESERVE PORTFOLIO --
                                                                          INSTITUTIONAL CLASS
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                       SEPTEMBER 30,           ------------------------------------------------------------------
                                            2007                  2007          2006          2005          2004          2003
                                      ----------------         ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period     $     1.00            $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.02                  0.03          0.03          0.01          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (realized)                                (0.00)                 0.00         (0.00)         0.00         (0.00)         0.00
=================================================================================================================================
    Total from investment operations           0.02                  0.03          0.03          0.01          0.01          0.01
=================================================================================================================================
Less distributions from net
  investment income                           (0.02)                (0.03)        (0.03)        (0.01)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period           $     1.00            $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                1.78%                 3.41%         2.53%         1.24%         0.84%         1.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,435,496            $2,870,218    $1,892,111    $2,117,055    $1,953,769    $1,321,224
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                             0.22%(b)              0.22%         0.22%         0.22%         0.22%         0.22%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             0.25%(b)              0.25%         0.27%         0.27%         0.27%         0.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                           3.53%(b)              3.36%         2.49%         1.24%         0.83%         1.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,881,569,615.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Institutional Class accounts are as follows:

LIQUID ASSETS PORTFOLIO


                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Institutional Class                                             $10 million     no minimum
-------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Institutional Class                                              $1 million     no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. The transfer agent must generally receive your purchase order before 3:00 p.m. Eastern Standard Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time, you must call or send your request by a pre-arranged AIM LINK data transmission to the transfer agent before 3:30 p.m. Eastern Standard Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should
                                       forward your completed account
                                       application to the transfer agent,
                                       Invesco Aim Investment Services, Inc.
                                       P.O. Box 0843 Houston
                                       TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       Invesco Aim Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary. Redemption proceeds
                                       will be transmitted electronically to your pre-authorized
                                       bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By AIM LINK--Registered Trademark--    If you place your redemption request via AIM LINK, the
                                       transfer agent must generally receive your redemption
                                       request before 12:30 p.m. Eastern Standard Time in order to effect the redemption at that day's closing price.
                                       Redemption orders of shares placed between 12:30 and 3:30
                                       p.m. Eastern Standard Time must be transmitted by telephone or a pre-arranged data transmission.
---------------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day.
    If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
    During the period between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Standard Time, between 12:30 p.m. Eastern Standard Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Standard Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds have not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each funds' portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

TAX-FREE CASH RESERVE PORTFOLIO

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005


ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.invescoaim.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-------------------------------------------------------------------------------
   Liquid Assets Portfolio
   STIC Prime Portfolio
   Treasury Portfolio
   Government & Agency Portfolio
   Government TaxAdvantage Portfolio
   Tax-Free Cash Reserve Portfolio
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729

-------------------------------------------------------------------------------

invescoaim.com     STIT-PRO-1

                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                         --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                     PROSPECTUS
                                                                 April 30, 2008

PERSONAL INVESTMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1

STIC Prime Portfolio                                 1

Treasury Portfolio                                   1

Government & Agency Portfolio                        2

Government TaxAdvantage Portfolio                    2

Tax-Free Cash Reserve Portfolio                      3

PERFORMANCE INFORMATION                              4
------------------------------------------------------
Annual Total Returns                                 4

Performance Table                                    6

FEE TABLE AND EXPENSE EXAMPLE                        7
------------------------------------------------------
Fee Table                                            7

Expense Example                                      7

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        8
------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              9
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            9
------------------------------------------------------
Liquid Assets Portfolio                              9

STIC Prime Portfolio                                 9

Treasury Portfolio                                  10

Government & Agency Portfolio                       10

Government TaxAdvantage Portfolio                   11

Tax-Free Cash Reserve Portfolio                     11

RISKS                                               12
------------------------------------------------------

Liquid Assets Portfolio                             12

STIC Prime Portfolio                                13

Treasury Portfolio                                  13

Government & Agency Portfolio                       14

Government TaxAdvantage Portfolio                   14

Tax-Free Cash Reserve Portfolio                     14

DISCLOSURE OF PORTFOLIO HOLDINGS                    15
------------------------------------------------------

FUND MANAGEMENT                                     16
------------------------------------------------------
The Advisors                                        16

Advisor Compensation                                16

OTHER INFORMATION                                   17
------------------------------------------------------
Investments in the Funds                            17

Dividends and Distributions                         17

FINANCIAL HIGHLIGHTS                                19
------------------------------------------------------

GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-5

Frequent Purchases and Redemptions of Fund
  Shares                                           A-6

Taxes                                              A-6

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Industry Focus Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Industry Focus Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           U.S. Government Obligations Risk
Interest Rate Risk                               Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities; and (ii) cash equivalents.
    The fund invests its assets so at least 80% of its income will be exempt from federal income taxes.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk             Credit Risk                Foreign Credit Exposure Risk         Management Risk
Money Market Fund Risk  Municipal Securities Risk  Derivatives Risk
Interest Rate Risk      Industry Focus Risk        Synthetic Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.
LIQUID ASSETS PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
2000..........................................................     5.99%
2001..........................................................     3.66%
2002..........................................................     1.26%
2003..........................................................     0.57%
2004..........................................................     0.77%
2005..........................................................     2.64%
2006..........................................................     4.48%
2007..........................................................     4.70%

STIC PRIME PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
1998..........................................................     5.07%
1999..........................................................     4.68%
2000..........................................................     5.96%
2001..........................................................     3.54%
2002..........................................................     1.15%
2003..........................................................     0.53%
2004..........................................................     0.74%
2005..........................................................     2.66%
2006..........................................................     4.50%
2007..........................................................     4.69%

------------------------------------

TREASURY PORTFOLIO


                                                                 ANNUAL
                                                                 TOTAL
YEAR ENDED DECEMBER 31                                          RETURNS
----------------------                                          --------
1998..........................................................     4.95%
1999..........................................................     4.48%
2000..........................................................     5.74%
2001..........................................................     3.53%
2002..........................................................     1.19%
2003..........................................................     0.53%
2004..........................................................     0.67%
2005..........................................................     2.48%
2006..........................................................     4.31%
2007..........................................................     4.31%

------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)

--------------------------------------------------------------------------------


GOVERNMENT & AGENCY PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
2001..........................................................     3.57%
2002..........................................................     1.21%
2003..........................................................     0.54%
2004..........................................................     0.73%
2005..........................................................     2.59%
2006..........................................................     4.41%
2007..........................................................     4.56%

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
2002..........................................................     1.17%
2003..........................................................     0.47%
2004..........................................................     0.68%
2005..........................................................     2.52%
2006..........................................................     4.33%
2007..........................................................     4.46%

------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
2001..........................................................     2.14%
2002..........................................................     0.79%
2003..........................................................     0.33%
2004..........................................................     0.47%
2005..........................................................     1.66%
2006..........................................................     2.71%
2007..........................................................     2.92%

    The year-to-date total return for each fund as of March 31, 2008 was as follows:

FUND
---------------------------------------------------------------------------
Liquid Assets Portfolio--Personal Investment Class                 0.83%
STIC Prime Portfolio--Personal Investment Class                    0.77%
Treasury Portfolio--Personal Investment Class                      0.52%
Government & Agency Portfolio--Personal Investment Class           0.73%
Government TaxAdvantage Portfolio--Personal Investment Class       0.65%
Tax-Free Cash Reserve Portfolio--Personal Investment Class         0.50%
---------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)

--------------------------------------------------------------------------------


During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                                   HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                                    (QUARTER ENDED)                         (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Personal                1.54%  September 30 2000 and             0.11%  September 30, 2003,
  Investment Class                                      December 31, 2000                        December 31, 2003,
                                                                                                 March 31, 2004, and
                                                                                                 June 30, 2004
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Personal Investment        1.54%  September 30, 2000                0.10%  September 30, 2003,
  Class                                                                                          March 31, 2004
                                                                                                 and June 30, 2004
----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Personal Investment          1.49%  September 30, 2000 and            0.09%  March 31, 2004
  Class                                                 December 31, 2000                        and June 30, 2004
----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Personal          1.28%  March 31, 2001                    0.11%  September 30, 2003,
  Investment Class                                                                               December 31, 2003,
                                                                                                 March 31, 2004
                                                                                                 and June 30, 2004
----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                          1.15%  December 31, 2006                 0.08%  September 30, 2003
  Portfolio--Personal Investment Class
----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio--Personal        0.75%  June 30, 2007 and                 0.04%  September 30, 2003
  Investment Class                                      September 30, 2007
----------------------------------------------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------
                                                                                      SINCE       INCEPTION
(for the periods ended December 31, 2007)               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Personal Investment Class       4.70%    2.62%        --       3.18%     01/04/99
STIC Prime Portfolio--Personal Investment Class          4.69%    2.61%      3.34%        --      08/20/91
Treasury Portfolio--Personal Investment Class            4.31%    2.45%      3.20%        --      08/08/91
Government & Agency Portfolio--Personal Investment
  Class                                                  4.56%    2.55%        --       2.90%     01/31/00
Government TaxAdvantage Portfolio--Personal Investment
  Class                                                  4.46%    2.48%        --       2.33%     05/31/01
Tax-Free Cash Reserve Portfolio--Personal Investment
  Class                                                  2.92%    1.61%        --       1.59%     12/04/00
-----------------------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Personal Investment Class shares of the funds.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                      LIQUID                                 GOVERNMENT &   GOVERNMENT       TAX-FREE
(fees paid directly from your         ASSETS         STIC PRIME   TREASURY    AGENCY        TAXADVANTAGE    CASH RESERVE
investment)                          PORTFOLIO       PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
  on Purchases
(as a percentage of offering price)      None           None        None         None           None              None

Maximum Deferred Sales Charge
  (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)             None           None        None         None           None              None
-----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------
                                      LIQUID                                 GOVERNMENT &   GOVERNMENT       TAX-FREE
(expenses that are deducted from      ASSETS         STIC PRIME   TREASURY    AGENCY        TAXADVANTAGE    CASH RESERVE
fund assets)                         PORTFOLIO       PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                          0.15%          0.15%       0.15%        0.10%          0.18%             0.21%

Distribution and/or Service (12b-1)
  Fees                                   0.75           0.75        0.75         0.75           0.75              0.75

Other Expenses                           0.03           0.04        0.04         0.05           0.12              0.04

Acquired Fund Fees and Expenses          None           None        None         None           None              None

Total Annual Fund Operating
  Expenses                               0.93           0.94        0.94         0.90           1.05              1.00

Fee Waiver(2)                            0.26           0.27        0.27         0.23           0.38              0.23

Net Annual Fund Operating Expenses       0.67           0.67        0.67         0.67           0.67              0.77
-----------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.
    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $68      $270      $489      $1,119
STIC Prime Portfolio                 68       273       494       1,130
Treasury Portfolio                   68       273       494       1,130
Government & Agency Portfolio        68       264       476       1,087
Government TaxAdvantage Portfolio    68       296       542       1,248
Tax-Free Cash Reserve Portfolio      79       296       530       1,204
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Personal Investment Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%        8.58%       13.00%       17.59%       22.38%
End of Year Balance           $10,433.00   $10,857.62   $11,299.53   $11,759.42   $12,238.03
Estimated Annual Expenses     $    68.45   $    99.00   $   103.03   $   107.22   $   111.59
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.93%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.36%       32.54%       37.94%       43.55%       49.40%
End of Year Balance           $12,736.12   $13,254.48   $13,793.93   $14,355.35   $14,939.61
Estimated Annual Expenses     $   116.13   $   120.86   $   125.78   $   130.89   $   136.22
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%        8.57%       12.97%       17.56%       22.33%
End of Year Balance           $10,433.00   $10,856.58   $11,297.36   $11,756.03   $12,233.32
Estimated Annual Expenses     $    68.45   $   100.06   $   104.12   $   108.35   $   112.75
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.94%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.30%       32.47%       37.85%       43.44%       49.27%
End of Year Balance           $12,730.00   $13,246.84   $13,784.66   $14,344.31   $14,926.69
Estimated Annual Expenses     $   117.33   $   122.09   $   127.05   $   132.21   $   137.57
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%        8.57%       12.97%       17.56%       22.33%
End of Year Balance           $10,433.00   $10,856.58   $11,297.36   $11,756.03   $12,233.32
Estimated Annual Expenses     $    68.45   $   100.06   $   104.12   $   108.35   $   112.75
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.94%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.30%       32.47%       37.85%       43.44%       49.27%
End of Year Balance           $12,730.00   $13,246.84   $13,784.66   $14,344.31   $14,926.69
Estimated Annual Expenses     $   117.33   $   122.09   $   127.05   $   132.21   $   137.57
--------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%        8.61%       13.06%       17.70%       22.52%
End of Year Balance           $10,433.00   $10,860.75   $11,306.04   $11,769.59   $12,252.14
Estimated Annual Expenses     $    68.45   $    95.82   $    99.75   $   103.84   $   108.10
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.90%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.54%       32.77%       38.22%       43.88%       49.78%
End of Year Balance           $12,754.48   $13,277.42   $13,821.79   $14,388.48   $14,978.41
Estimated Annual Expenses     $   112.53   $   117.14   $   121.95   $   126.95   $   132.15
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        1.05%        1.05%        1.05%        1.05%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%        8.45%       12.73%       17.19%       21.82%
End of Year Balance           $10,433.00   $10,845.10   $11,273.49   $11,718.79   $12,181.68
Estimated Annual Expenses     $    68.45   $   111.71   $   116.12   $   120.71   $   125.48
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.05%        1.05%        1.05%        1.05%        1.05%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.63%       31.63%       36.83%       42.23%       47.85%
End of Year Balance           $12,662.86   $13,163.04   $13,682.98   $14,223.46   $14,785.28
Estimated Annual Expenses     $   130.43   $   135.59   $   140.94   $   146.51   $   152.30
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.77%        1.00%        1.00%        1.00%        1.00%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.23%        8.40%       12.74%       17.24%       21.93%
End of Year Balance           $10,423.00   $10,839.92   $11,273.52   $11,724.46   $12,193.44
Estimated Annual Expenses     $    78.63   $   106.31       110.57   $   114.99   $   119.59
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.00%        1.00%        1.00%        1.00%        1.00%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.81%       31.88%       37.16%       42.65%       48.35%
End of Year Balance           $12,681.17   $13,188.42   $13,715.96   $14,264.60   $14,835.18
Estimated Annual Expenses     $   124.37   $   129.35   $   134.52   $   139.90   $   145.50
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
    The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
    Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
    The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
    The fund may maintain a portion of its assets in cash, pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
    Derivatives Risk--The value of "derivatives" or "synthetics"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS
Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:
    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.
    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.
    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.
    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.
    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.
    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.
    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.
    AIM Funds Management Inc. (AFMI), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994. AFMI anticipates changing its name to Investment Trimark Investment Management Inc. on or prior to December 31, 2008.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.
ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the advisor received compensation after fee waivers and/or expense reimbursements at the following rates:

                                                                 ANNUAL RATE (AS
                                                                 A PERCENTAGE OF
                                                                  AVERAGE DAILY
FUND                                                               NET ASSETS)
----------------------------------------------------------------------------------
Liquid Assets Portfolio                                               0.09%
STIC Prime Portfolio                                                  0.08%
Treasury Portfolio                                                    0.08%
Government & Agency Portfolio                                         0.07%
Government TaxAdvantage Portfolio                                       --
Tax-Free Cash Reserve Portfolio                                       0.18%
----------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    Invesco Aim, not the funds, pays sub-advisory fees, if any.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Personal Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Personal Investment Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Personal Investment Class have the opportunity to enjoy benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

TAX-FREE CASH RESERVE PORTFOLIO

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the funds as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of the funds as of 3:30 p.m. Eastern Standard Time. If the funds close early on a business day, the funds will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the funds prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the funds close early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.
    The dividend declared on any day preceding a non-business day or days of the funds will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The six month period ended September 30, 2007 for Tax-Free Cash Reserve Portfolio was unaudited. The information for the fiscal years ended 2007, 2006 and 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2007 and 2006 for Tax-Free Cash Reserve Portfolio, has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio, was audited by other independent registered public accountants.

                                                                            LIQUID ASSETS PORTFOLIO --
                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02      0.005       0.01
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00          0.00       0.00     (0.000)      0.00
====================================================================================================================
    Total from investment operations                             0.05          0.04       0.02      0.005       0.01
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)    (0.005)     (0.01)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)        --         --         --
====================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)    (0.005)     (0.01)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  4.80%         4.00%      1.94%      0.50%      0.77%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,408       $64,434    $46,190    $48,166    $47,266
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.67%      0.67%      0.67%      0.66%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.93%(b)      0.93%      0.94%      0.93%      0.92%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             4.70%(b)      3.95%      1.89%      0.49%      0.79%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $68,374,638.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                STIC PRIME PORTFOLIO --
                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02       0.005        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --      (0.000)         --
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02       0.005        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)     (0.005)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.81%          4.02%       1.96%       0.47%       0.72%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $409,936       $299,205    $162,749    $111,925    $133,719
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.67%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.94%       0.94%       0.94%       0.93%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.70%(b)       3.98%       1.93%       0.46%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $ 343,326,439.

                                                                                 TREASURY PORTFOLIO --
                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02       0.004        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00        0.00       0.000       (0.00)
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02       0.004        0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)     (0.004)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --       (0.00)     (0.000)         --
=========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)     (0.004)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.59%          3.80%       1.81%       0.42%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $414,629       $332,351    $273,461    $304,225    $324,638
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.67%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.95%       0.95%       0.94%       0.94%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.48%(b)       3.72%       1.78%       0.40%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $ 347,047,603.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            GOVERNMENT & AGENCY PORTFOLIO --
                                                                               PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                               2007            2006         2005         2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00         $  1.00      $  1.00      $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05            0.04         0.02        0.005       0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00           (0.00)        0.00       (0.000)      0.00
==========================================================================================================================
    Total from investment operations                             0.05            0.04         0.02        0.005       0.01
==========================================================================================================================
Less dividends from net investment income                       (0.05)          (0.04)       (0.02)      (0.005)     (0.01)
==========================================================================================================================
Net asset value, end of period                                $  1.00         $  1.00      $  1.00      $  1.00    $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  4.73%           3.92%        1.88%        0.48%      0.74%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,598         $39,599      $38,024      $29,147    $21,132
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)        0.67%        0.67%        0.67%      0.67%
==========================================================================================================================
  Without fee waivers and/or expense reimbursements              0.90%(b)        0.91%        0.92%        0.90%      0.90%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net assets             4.63%(b)        3.90%        1.87%        0.48%      0.73%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $26,798,973.

                                                                     GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                           PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               2007          2006      2005      2004       2003
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $ 1.00    $  1.00    $ 1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05         0.04      0.02      0.004      0.01
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00         0.00      0.00      0.000      0.00
=================================================================================================================
    Total from investment operations                             0.05         0.04      0.02      0.004      0.01
=================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)       (0.04)    (0.02)    (0.004)    (0.01)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           --        --     (0.000)    (0.00)
=================================================================================================================
    Total distributions                                         (0.05)       (0.04)    (0.02)    (0.004)    (0.01)
=================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $ 1.00    $  1.00    $ 1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                  4.63%        3.84%     1.83%      0.43%     0.69%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $10,986       $6,543    $5,607    $ 6,087    $6,415
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)     0.67%     0.67%      0.67%     0.68%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.05%(b)     1.12%     1.16%      1.08%     1.08%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets             4.53%(b)     3.76%     1.85%      0.43%     0.66%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $8,259,836.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                      TAX-FREE CASH RESERVE PORTFOLIO --
                                                  --------------------------------------------------------------------------
                                                                          PERSONAL INVESTMENT CLASS
                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30,         ---------------------------------------------------
                                                        2007              2007       2006       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.00            $  1.00    $  1.00    $  1.00    $  1.00       1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.01               0.03       0.02       0.01      0.003       0.01
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)           (0.00)              0.00       0.00      (0.00)      0.00      (0.00)
============================================================================================================================
    Total from investment operations                     0.01               0.03       0.02       0.01      0.003       0.01
============================================================================================================================
Less distributions from net investment income           (0.01)             (0.03)     (0.02)     (0.01)    (0.003)     (0.01)
============================================================================================================================
Net asset value, end of period                        $  1.00            $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                          1.50%              2.84%      1.97%      0.68%      0.28%      0.69%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $48,473            $33,670    $20,902    $10,877    $10,394    $16,991
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.77%(b)           0.77%      0.77%      0.77%      0.77%      0.76%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       1.00%(b)           1.00%      1.02%      1.02%      1.02%      1.02%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.98%(b)           2.81%      1.94%      0.69%      0.28%      0.66%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $36,645,354.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Personal Investment accounts are as follows:

TAX-FREE CASH RESERVE PORTFOLIO

                                                                 INITIAL        ADDITIONAL
CLASS                                                          INVESTMENTS*     INVESTMENTS
-------------------------------------------------------------------------------------------
Personal Investment Class                                       $   10,000       no minimum
-------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                 INITIAL        ADDITIONAL
CLASS                                                          INVESTMENTS*     INVESTMENTS
-------------------------------------------------------------------------------------------
Personal Investment Class                                       $    1,000       no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO
You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO
You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO

You may purchase shares using one of the options below. The transfer agent must generally receive your purchase order before 3:00 p.m. Eastern Standard Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time, you must call or send your request by a pre-arranged AIM LINK data transmission to the transfer agent before 3:30 p.m. Eastern Standard Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should
                                       forward your completed account
                                       application to the transfer agent,
                                       Invesco Aim Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       Invesco Aim Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary. Redemption proceeds
                                       will be transmitted electronically to your pre-authorized
                                       bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By AIM LINK--Registered Trademark--    If you place your redemption request via AIM LINK, the
                                       transfer agent must generally receive your redemption
                                       request before 12:30 p.m. Eastern Standard Time in order to effect the redemption at that day's closing price.
                                       Redemption orders of shares placed between 12:30 and 3:30
                                       p.m. Eastern Standard Time must be transmitted by telephone or a pre-arranged data transmission.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
    During the period between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Standard Time, between 12:30 p.m. Eastern Standard Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Standard Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

TAX-FREE CASH RESERVE PORTFOLIO

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005
ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.invescoaim.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------
   Liquid Assets Portfolio
   STIC Prime Portfolio
   Treasury Portfolio
   Government & Agency Portfolio
   Government TaxAdvantage Portfolio
   Tax-Free Cash Reserve Portfolio
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
-------------------------------------------

invescoaim.com     STIT-PRO-6
                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                         --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                     PROSPECTUS
                                                                 April 30, 2008

PRIVATE INVESTMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      --------------------------------------------------------------------

                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
Tax-Free Cash Reserve Portfolio                      3
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    6
FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fee Table                                            6
Expense Example                                      7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              8
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            8
------------------------------------------------------
Liquid Assets Portfolio                              8
STIC Prime Portfolio                                 9
Treasury Portfolio                                   9
Government & Agency Portfolio                        9
Government TaxAdvantage Portfolio                   10
Tax-Free Cash Reserve Portfolio                     10
RISKS                                               11
------------------------------------------------------
Liquid Assets Portfolio                             11
STIC Prime Portfolio                                12
Treasury Portfolio                                  12
Government & Agency Portfolio                       13
Government TaxAdvantage Portfolio                   13
Tax-Free Cash Reserve Portfolio                     13
DISCLOSURE OF PORTFOLIO HOLDINGS                    14
------------------------------------------------------
FUND MANAGEMENT                                     14
------------------------------------------------------
The Advisors                                        14
Advisor Compensation                                15
OTHER INFORMATION                                   16
------------------------------------------------------
Investments in the Funds                            16
Dividends and Distributions                         16
FINANCIAL HIGHLIGHTS                                18
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-3
Pricing of Shares                                  A-5
Frequent Purchases and Redemptions of Fund
  Shares                                           A-6
Taxes                                              A-6
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Industry Focus Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Industry Focus Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities; and (ii) cash equivalents.
    The fund invests its assets so at least 80% of its income will be exempt from federal income taxes.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk             Credit Risk                       Foreign Credit Exposure Risk         Management Risk
Money Market Fund Risk  Municipal Securities Risk         Derivatives Risk
Interest Rate Risk      Industry Focus Risk               Synthetic Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    5.30%
1999...................................................................    4.92%
2000...................................................................    6.20%
2001...................................................................    3.86%
2002...................................................................    1.48%
2003...................................................................    0.82%
2004...................................................................    1.02%
2005...................................................................    2.90%
2006...................................................................    4.74%
2007...................................................................    4.96%

------------------------------------

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    5.28%
1999...................................................................    4.89%
2000...................................................................    6.17%
2001...................................................................    3.74%
2002...................................................................    1.36%
2003...................................................................    0.78%
2004...................................................................    1.00%
2005...................................................................    2.92%
2006...................................................................    4.76%
2007...................................................................    4.95%

------------------------------------


TREASURY PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    5.16%
1999...................................................................    4.68%
2000...................................................................    5.95%
2001...................................................................    3.73%
2002...................................................................    1.41%
2003...................................................................    0.78%
2004...................................................................    0.92%
2005...................................................................    2.74%
2006...................................................................    4.57%
2007...................................................................    4.57%

------------------------------------


GOVERNMENT & AGENCY PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    4.82%
2000...................................................................    6.13%
2001...................................................................    3.78%
2002...................................................................    1.43%
2003...................................................................    0.79%
2004...................................................................    0.98%
2005...................................................................    2.84%
2006...................................................................    4.67%
2007...................................................................    4.82%

------------------------------------

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    4.85%
1999...................................................................    4.34%
2000...................................................................    5.70%
2001...................................................................    3.69%
2002...................................................................    1.44%
2003...................................................................    0.77%
2004...................................................................    0.98%
2005...................................................................    2.82%
2006...................................................................    4.64%
2007...................................................................    4.77%

------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    3.08%
1999...................................................................    2.88%
2000...................................................................    3.75%
2001...................................................................    2.40%
2002...................................................................    1.06%
2003...................................................................    0.63%
2004...................................................................    0.77%
2005...................................................................    1.97%
2006...................................................................    3.02%
2007...................................................................    3.23%

    The year-to-date total return for each fund as of March 31, 2008 was as follows:

FUND
--------------------------------------------------------------------
Liquid Assets Portfolio--Private
  Investment Class                                   0.90%
STIC Prime Portfolio--Private Investment
Class                                                0.83%
Treasury Portfolio--Private Investment
Class                                                0.59%
Government & Agency Portfolio--Private
Investment Class                                     0.79%
Government TaxAdvantage
Portfolio--Private Investment Class                  0.73%
Tax-Free Cash Reserve Portfolio--Private
Investment Class                                     0.58%
--------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                                  HIGHEST QUARTERLY RETURN               LOWEST QUARTERLY RETURN
FUND                                                  (QUARTER ENDED)                        (QUARTER ENDED)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Private Investment    1.59%  September 30, 2000 and   0.17%   December 31, 2003, March 31, 2004,
  Class                                               December 31, 2000                and June 30, 2004
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Private Investment       1.59%  September 30, 2000 and   0.16%   March 31, 2004 and June 30, 2004
  Class                                               December 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Private Investment Class   1.54%  September 30, 2000 and   0.15%   March 31, 2004 and June 30, 2004
                                                      December 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Private         1.58%  December 31, 2000        0.17%   September 30, 2003, December 31,
  Investment Class                                                                     2003, March 31, 2004 and June 30,
                                                                                       2004
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio--Private     1.54%  December 31, 2000        0.16%   September 30, 2003 and March 31,
  Investment Class                                                                     2004
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio--Private       0.99%  December 31, 2000        0.11%   September 30, 2003
  Investment Class
---------------------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                            SINCE       INCEPTION
(for the periods ended December 31, 2007)                     1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Private Investment Class              4.96%    2.87%      3.60%        --      02/16/96
STIC Prime Portfolio--Private Investment Class                 4.95%    2.87%      3.57%        --      07/08/93
Treasury Portfolio--Private Investment Class                   4.57%    2.70%      3.44%        --      11/22/91
Government & Agency Portfolio--Private Investment Class        4.82%    2.81%        --       3.41%     09/01/98
Government TaxAdvantage Portfolio--Private Investment Class    4.77%    2.78%      3.39%        --      12/21/94
Tax-Free Cash Reserve Portfolio--Private Investment Class      3.23%    1.92%      2.27%        --      04/01/92
-----------------------------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Private Investment Class shares of the funds.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                            LIQUID                                 GOVERNMENT &   GOVERNMENT     TAX-FREE
                                            ASSETS         STIC PRIME   TREASURY    AGENCY        TAXADVANTAGE   CASH RESERVE
(fees paid directly from your investment)  PORTFOLIO       PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)            None           None        None         None           None           None

(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                       None           None        None         None           None           None
-----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------
                                            LIQUID                                 GOVERNMENT &   GOVERNMENT     TAX-FREE
(expenses that are deducted from fund       ASSETS         STIC PRIME   TREASURY    AGENCY        TAXADVANTAGE   CASH RESERVE
assets)                                    PORTFOLIO       PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                               0.15%          0.15%       0.15%        0.10%          0.18%          0.21%

Distribution and/or Service (12b-1) Fees       0.50           0.50        0.50         0.50           0.50           0.50

Other Expenses                                 0.03           0.04        0.04         0.05           0.12           0.04

Acquired Fund Fees and Expenses                None           None        None         None           None           None

Total Annual Fund Operating Expenses           0.68           0.69        0.69         0.65           0.80           0.75

Fee Waiver(2)                                  0.26           0.27        0.27         0.23           0.43           0.28

Net Annual Fund Operating Expenses             0.42           0.42        0.42         0.42           0.37           0.47
-----------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as that shown in the table.
(2) The distributor has contractually agreed to waive 0.20%, 0.25%, 0.20%, 0.20%, 0.20% and 0.25% of Rule 12b-1 distribution plan payments on Private Investment Class shares of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio respectively. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)    invest $10,000 in the fund for the time periods indicated;
  (ii)   redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $43      $191      $353       $822
STIC Prime Portfolio                 43       194       357        833
Treasury Portfolio                   43       194       357        833
Government & Agency Portfolio        43       185       339        789
Government TaxAdvantage Portfolio    38       212       402        950
Tax-Free Cash Reserve Portfolio      48       212       389        904
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Private Investment Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.42%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%        9.10%       13.81%       18.73%       23.86%
End of Year Balance           $10,458.00   $10,909.79   $11,381.09   $11,872.75   $12,385.65
Estimated Annual Expenses     $    42.96   $    72.65   $    75.79   $    79.06   $    82.48
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.68%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        29.21%       34.79%       40.61%       46.69%       53.02%
End of Year Balance           $12,920.71   $13,478.89   $14,061.18   $14,668.62   $15,302.30
Estimated Annual Expenses     $    86.04   $    89.76   $    93.64   $    97.68   $   101.90
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.42%        0.69%        0.69%        0.69%        0.69%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%        9.09%       13.79%       18.69%       23.81%
End of Year Balance           $10,458.00   $10,908.74   $11,378.91   $11,869.34   $12,380.91
Estimated Annual Expenses     $    42.96   $    73.72   $    76.89   $    80.21   $    83.66
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.69%        0.69%        0.69%        0.69%        0.69%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        29.15%       34.71%       40.52%       46.57%       52.89%
End of Year Balance           $12,914.52   $13,471.14   $14,051.74   $14,657.38   $15,289.11
Estimated Annual Expenses     $    87.27   $    91.03   $    94.95   $    99.05   $   103.32
--------------------------------------------------------------------------------------------

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.42%        0.69%        0.69%        0.69%        0.69%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%        9.09%       13.79%       18.69%       23.81%
End of Year Balance           $10,458.00   $10,908.74   $11,378.91   $11,869.34   $12,380.91
Estimated Annual Expenses     $    42.96   $    73.72   $    76.89   $    80.21   $    83.66
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.69%        0.69%        0.69%        0.69%        0.69%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        29.15%       34.71%       40.52%       46.57%       52.89%
End of Year Balance           $12,914.52   $13,471.14   $14,051.74   $14,657.38   $15,289.11
Estimated Annual Expenses     $    87.27   $    91.03   $    94.95   $    99.05   $   103.32
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO--PRIVATE INVESTMENT
CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.42%        0.65%        0.65%        0.65%        0.65%
Cumulative Return Before
  Expenses                          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                          4.58%        9.13%       13.88%       18.83%       24.00%
End of Year Balance            $10,458.00   $10,912.92   $11,387.64   $11,883.00   $12,399.91
Estimated Annual Expenses      $    42.96   $    69.46   $    72.48   $    75.63   $    78.92
---------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO--PRIVATE INVESTMENT
CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.65%        0.65%        0.65%        0.65%        0.65%
Cumulative Return Before
  Expenses                         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                         29.39%       35.02%       40.90%       47.02%       53.42%
End of Year Balance            $12,939.30   $13,502.16   $14,089.51   $14,702.40   $15,341.96
Estimated Annual Expenses      $    82.35   $    85.93   $    89.67   $    93.57   $    97.64
---------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO--PRIVATE INVESTMENT
CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.37%        0.80%        0.80%        0.80%        0.80%
Cumulative Return Before
  Expenses                          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                          4.63%        9.02%       13.60%       18.37%       23.35%
End of Year Balance            $10,463.00   $10,902.45   $11,360.35   $11,837.48   $12,334.66
Estimated Annual Expenses      $    37.86   $    85.46   $    89.05   $    92.79   $    96.69
---------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO--PRIVATE INVESTMENT
CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.80%        0.80%        0.80%        0.80%        0.80%
Cumulative Return Before
  Expenses                         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                         28.53%       33.93%       39.55%       45.41%       51.52%
End of Year Balance            $12,852.71   $13,392.53   $13,955.01   $14,541.12   $15,151.85
Estimated Annual Expenses      $   100.75   $   104.98   $   109.39   $   113.98   $   118.77
---------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO--PRIVATE
INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.47%        0.75%        0.75%        0.75%        0.75%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.53%        8.97%       13.60%       18.43%       23.47%
End of Year Balance           $10,453.00   $10,897.25   $11,360.39   $11,843.20   $12,346.54
Estimated Annual Expenses     $    48.06   $    80.06        83.47   $    87.01   $    90.71
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO--PRIVATE
INVESTMENT CLASS                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.75%        0.75%        0.75%        0.75%        0.75%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.71%       34.18%       39.89%       45.83%       52.03%
End of Year Balance           $12,871.27   $13,418.29   $13,988.57   $14,583.09   $15,202.87
Estimated Annual Expenses     $    94.57   $    98.59   $   102.78   $   107.14   $   111.70
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
    The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
    Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
    The fund may maintain a portion of its assets in cash, pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
    Derivatives Risk--The value of "derivatives" or "synthetics"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the funds' first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza,

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:
    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.
    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.
    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.
    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.
    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.
    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.
    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.
    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.
    AIM Funds Management Inc. (AFMI), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994. AFMI anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the advisor received compensation after fee waivers and/or expense reimbursements at the following rates:

                                                                ANNUAL RATE
                                                              (AS A PERCENTAGE
                                                              OF AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
Tax-Free Cash Reserve Portfolio                                     0.18%
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    Invesco Aim, not the funds, pays sub-advisory fees, if any.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), and 107(15), of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Private Investment Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

TAX-FREE CASH RESERVE PORTFOLIO

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the funds as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of the funds as of 3:30 p.m. Eastern Standard Time. If the funds close early on a business day, the funds will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the funds prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the funds close early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.
    The dividend declared on any day preceding a non-business day or days of the funds will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The six month period ended September 30, 2007 for Tax-Free Cash Reserve Portfolio was unaudited. Information for the fiscal years ended 2007, 2006 and 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2007 and 2006 for Tax-Free Cash Reserve Portfolio, has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio, was audited by other independent registered public accountants.

                                                                               LIQUID ASSETS PORTFOLIO --
                                                                                PRIVATE INVESTMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2007           2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00       (0.00)        (0.00)       0.00
===========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02          0.01        0.01
===========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.00)         --            --          --
===========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   5.06%          4.26%       2.19%         0.75%       1.02%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $885,779       $980,681    $808,821    $1,078,780    $978,383
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%         0.42%       0.41%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.68%(b)       0.68%       0.69%         0.68%       0.67%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)       4.20%       2.14%         0.74%       1.04%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,000,562,552.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                STIC PRIME PORTFOLIO--
                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --       (0.00)         --
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.07%          4.28%       2.21%       0.72%       0.97%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $632,811       $591,306    $556,709    $393,619    $560,825
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.40%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.69%       0.69%       0.69%       0.68%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)       4.23%       2.18%       0.71%       0.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $665,236,413.

                                                                                    TREASURY PORTFOLIO--
                                                                                  PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                 2007            2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00    $     1.00    $   1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05           0.04          0.02        0.01          0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.00           0.00          0.00        0.00         (0.00)
===============================================================================================================================
    Total from investment operations                                0.05           0.04          0.02        0.01          0.01
===============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.05)         (0.04)        (0.02)      (0.01)        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             --         (0.00)      (0.00)           --
===============================================================================================================================
    Total distributions                                            (0.05)         (0.04)        (0.02)      (0.01)        (0.01)
===============================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $     1.00    $   1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                     4.85%          4.06%         2.06%       0.68%         0.98%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,250,648       $972,350    $1,229,249    $808,852    $1,100,857
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.42%(b)       0.42%         0.42%       0.42%         0.41%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.69%(b)       0.70%         0.70%       0.69%         0.69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets                4.73%(b)       3.97%         2.03%       0.65%         0.97%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $896,881,352.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            GOVERNMENT & AGENCY PORTFOLIO--
                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)      (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.99%          4.18%       2.14%       0.73%       0.99%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $599,041       $518,524    $750,824    $484,967    $503,365
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.42%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.65%(b)       0.66%       0.67%       0.65%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.88%(b)       4.15%       2.12%       0.73%       0.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $519,320,808.

                                                                        GOVERNMENT TAXADVANTAGE PORTFOLIO--
                                                                             PRIVATE INVESTMENT CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2007          2006       2005        2004       2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02        0.01       0.01
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00       0.00        0.00       0.00
=====================================================================================================================
    Total from investment operations                             0.05          0.04       0.02        0.01       0.01
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)      (0.01)     (0.01)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --         --       (0.00)     (0.00)
=====================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)      (0.01)     (0.01)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  4.95%         4.15%      2.13%       0.74%      0.99%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $43,318       $89,063    $69,277    $276,400    $85,138
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.37%(b)      0.37%      0.37%       0.37%      0.38%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.80%(b)      0.87%      0.91%       0.83%      0.83%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             4.83%(b)      4.06%      2.15%       0.73%      0.96%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $48,651,622.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                     TAX-FREE CASH RESERVE PORTFOLIO--
                                                                         PRIVATE INVESTMENT CLASS
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                               SEPTEMBER 30,         --------------------------------------------------------
                                                    2007               2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02               0.03        0.02        0.01        0.01        0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (realized)                                       (0.00)             (0.00)       0.00        0.00        0.00        0.00
=============================================================================================================================
    Total from investment operations                  0.02               0.03        0.02        0.01        0.01        0.01
=============================================================================================================================
Less distributions from net investment
  income                                             (0.02)             (0.03)      (0.02)      (0.01)      (0.01)      (0.01)
=============================================================================================================================
Net asset value, end of period                    $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                       1.65%              3.15%       2.27%       0.99%       0.59%       0.97%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $188,264           $185,163    $220,988    $196,617    $150,399    $227,832
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.47%(b)           0.47%       0.47%       0.47%       0.47%       0.47%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.75%(b)           0.75%       0.77%       0.77%       0.77%       0.77%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                          3.28%(b)           3.11%       2.24%       0.99%       0.58%       0.95%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $181,817,769.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Private Investment Class accounts are as follows:

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Private Investment Class                                        $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO

You may purchase shares using one of the options. The transfer agent must generally receive your purchase order before 3:00 p.m. Eastern Standard Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 3:00 p.m. and

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

3:30 p.m. Eastern Standard Time, you must call or send your request by a pre-arranged AIM LINK data transmission to the transfer agent before 3:30 p.m. Eastern Standard Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should
                                       forward your completed account
                                       application to the transfer agent,
                                       Invesco Aim Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       Invesco Aim Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.

By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.

By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary  If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted
                                  electronically to your pre-authorized bank account. The
                                  transfer agent must receive your financial intermediary's
                                  instructions before 5:30 p.m. Eastern Standard Time on a
                                  business day in order to effect the redemption on that day.
                                  If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                  Eastern Standard Time on a business day it must do so by
                                  telephone.

By Telephone                      If placing a redemption request by telephone, you or any
                                  person authorized to make account transactions, must call
                                  the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered           If placing a redemption request through AIM LINK, the
  Trademark--                     transfer agent must receive your redemption request before
                                  5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
----------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary  If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted
                                  electronically to your pre-authorized bank account. The
                                  transfer agent must receive your financial intermediary's
                                  instructions before 4:30 p.m. Eastern Standard Time on a
                                  business day in order to effect the redemption on that day.
                                  If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                  Eastern Standard Time on a business day it must do so by
                                  telephone.

By Telephone                      If placing a redemption request by telephone, you or any
                                  person authorized to make account transactions, must call
                                  the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered           If placing a redemption request through AIM LINK, the
  Trademark--                     transfer agent must receive your redemption request before
                                  4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
----------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary   If placing a redemption request through your financial
                                   intermediary, redemption proceeds will be transmitted
                                   electronically to your pre-authorized bank account. The
                                   transfer agent must receive your financial intermediary's
                                   instructions before 3:30 p.m. Eastern Standard Time on a
                                   business day in order to effect the redemption on that day.
                                   If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                   Eastern Standard Time on a business day it must do so by
                                   telephone.

By Telephone                       If placing a redemption request by telephone, you or any
                                   person authorized to make account transactions, must call
                                   the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered            If placing a redemption request through AIM LINK, the
  Trademark--                      transfer agent must receive your redemption request before
                                   3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
-----------------------------------------------------------------------------------------------

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary   Contact your financial intermediary. Redemption proceeds
                                   will be transmitted electronically to your pre-authorized
                                   bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern
                                   Standard Time in order to effect the redemption at that
                                   day's closing price.

By Telephone                       A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                   Standard Time in order to effect the redemption at that
                                   day's closing price.

By AIM LINK--Registered            If you place your redemption request via AIM LINK, the
  Trademark--                      transfer agent must generally receive your redemption
                                   request before 12:30 p.m. Eastern Standard Time in order to effect the redemption at that day's closing price.
                                   Redemption orders of shares placed between 12:30 and 3:30
                                   p.m. Eastern Standard Time must be transmitted by telephone or a pre-arranged data transmission.
-----------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing. Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
    During the period between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Standard Time, between 12:30 p.m. Eastern Standard Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Standard Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

      --------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing. The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

TAX-FREE CASH RESERVE PORTFOLIO

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005

IN THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.invescoaim.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------------------------------------------
   Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government
   & Agency Portfolio Government TaxAdvantage Portfolio Tax-Free Cash Reserve Portfolio Series of Short-Term Investments Trust SEC 1940 Act file number:
   811-02729
-------------------------------------------------------------------------------

invescoaim.com     STIT-PRO-5

                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                         --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                     PROSPECTUS
                                                                 April 30, 2008

RESERVE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
Tax-Free Cash Reserve Portfolio                      3
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    6
FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fee Table                                            6
Expense Example                                      7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              9
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                 9
Treasury Portfolio                                   9
Government & Agency Portfolio                       10
Government TaxAdvantage Portfolio                   10
Tax-Free Cash Reserve Portfolio                     10
RISKS                                               11
------------------------------------------------------
Liquid Assets Portfolio                             11
STIC Prime Portfolio                                12
Treasury Portfolio                                  13
Government & Agency Portfolio                       13
Government TaxAdvantage Portfolio                   13
Tax-Free Cash Reserve Portfolio                     14
DISCLOSURE OF PORTFOLIO HOLDINGS                    15
------------------------------------------------------
FUND MANAGEMENT                                     15
------------------------------------------------------
The Advisors                                        15
Advisor Compensation                                16
OTHER INFORMATION                                   16
------------------------------------------------------
Investments in the Funds                            16
Dividends and Distributions                         17
FINANCIAL HIGHLIGHTS                                18
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-5
Frequent Purchases and Redemptions of Fund
  Shares                                           A-6
Taxes                                              A-6
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Industry Focus Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Industry Focus Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  U.S. Government Obligations Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities; and (ii) cash equivalents.
    The fund invests its assets so at least 80% of its income will be exempt from federal income taxes.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk             Credit Risk                Foreign Credit Exposure Risk         Management Risk
Money Market Fund Risk  Municipal Securities Risk  Derivatives Risk
Interest Rate Risk      Industry Focus Risk        Synthetic Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO

2001...................................................................   3.35%
2002...................................................................   0.96%
2003...................................................................   0.25%
2004...................................................................   0.44%
2005...................................................................   2.31%
2006...................................................................   4.15%
2007...................................................................   4.37%

------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


STIC PRIME PORTFOLIO

2000...................................................................   5.64%
2001...................................................................   3.23%
2002...................................................................   0.84%
2003...................................................................   0.21%
2004...................................................................   0.42%
2005...................................................................   2.33%
2006...................................................................   4.17%
2007...................................................................   4.36%

------------------------------------


TREASURY PORTFOLIO

2000...................................................................   5.43%
2001...................................................................   3.22%
2002...................................................................   0.89%
2003...................................................................   0.21%
2004...................................................................   0.35%
2005...................................................................   2.16%
2006...................................................................   3.98%
2007...................................................................   3.98%

------------------------------------


GOVERNMENT & AGENCY PORTFOLIO

2001...................................................................   3.26%
2002...................................................................   0.91%
2003...................................................................   0.22%
2004...................................................................   0.40%
2005...................................................................   2.26%
2006...................................................................   4.07%
2007...................................................................   4.23%

------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


GOVERNMENT TAXADVANTAGE PORTFOLIO

2004...................................................................   0.37%
2005...................................................................   2.19%
2006...................................................................   3.99%
2007...................................................................   4.13%

------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO

2000...................................................................   3.18%
2001...................................................................   1.84%
2002...................................................................   0.49%
2003...................................................................   0.09%
2004...................................................................   0.20%
2005...................................................................   1.34%
2006...................................................................   2.38%
2007...................................................................   2.59%

    The year-to-date total return for each fund as of March 31, 2008 was as follows:

FUND
--------------------------------------------------------------------
Liquid Assets Portfolio--Reserve Class               0.75%
STIC Prime Portfolio--Reserve Class                  0.69%
Treasury Portfolio--Reserve Class                    0.44%
Government & Agency Portfolio--Reserve
Class                                                0.65%
Government TaxAdvantage
Portfolio--Reserve Class                             0.57%
Tax-Free Cash Reserve Portfolio--Reserve
Class                                                0.42%
--------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                             HIGHEST QUARTERLY RETURN                  LOWEST QUARTERLY RETURN
FUND                                             (QUARTER ENDED)                           (QUARTER ENDED)
------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Reserve Class     1.23%  March 31, 2001                     0.03%  September 30, 2003,
                                                                                            December 31, 2003,
                                                                                            March 31, 2004, and
                                                                                            June 30, 2004
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Reserve Class        1.46%  September 30, 2000                 0.02%  September 30, 2003,
                                                  and December 31, 2000                     March 31, 2004 and
                                                                                            June 30, 2004
------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Reserve Class          1.41%  September 30, 2000                 0.01%  March 31, 2004 and
                                                  and December 31, 2000                     June 30, 2004
------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Reserve     1.21%  March 31, 2001                     0.03%  September 30, 2003,
  Class                                                                                     December 31, 2003,
                                                                                            March 31, 2004 and
                                                                                            June 30, 2004
------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                    1.07%  December 31, 2006                  0.02%  March 31, 2004 and
  Portfolio--Reserve Class                                                                  June 30, 2004
------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio--Reserve   0.85%  December 31, 2000                  0.01%  September 30, 2003,
  Class                                                                                     December 31, 2003,
                                                                                            March 31, 2004 and
                                                                                            June 30, 2004
------------------------------------------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    10 YEARS   INCEPTION()       DATE
--------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--Reserve Class        4.37%      2.29%        --         2.66%        01/14/00
STIC Prime Portfolio--Reserve
  Class                           4.36%      2.28%        --         2.82%        01/04/99
Treasury Portfolio--Reserve
  Class                           3.98%      2.12%        --         2.69%        01/04/99
Government & Agency
  Portfolio--Reserve Class        4.23%      2.22%        --         2.59%        01/26/00
Government TaxAdvantage
  Portfolio--Reserve Class        4.13%        --         --         2.37%        06/23/03
Tax-Free Cash Reserve
  Portfolio--Reserve Class        2.59%      1.32%        --         1.57%        06/01/99
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Reserve Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------
                                     LIQUID                                 GOVERNMENT    GOVERNMENT       TAX-FREE CASH
(fees paid directly from your        ASSETS       STIC PRIME    TREASURY    & AGENCY      TAXADVANTAGE     RESERVE
investment)                          PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                 None          None         None         None           None             None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or
redemption proceeds, whichever is
less)                                  None          None         None         None           None             None
------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------
                                     LIQUID                                 GOVERNMENT    GOVERNMENT       TAX-FREE CASH
(expenses that are deducted from     ASSETS       STIC PRIME    TREASURY    & AGENCY      TAXADVANTAGE     RESERVE
fund assets)                         PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Management Fees                        0.15%         0.15%        0.15%        0.10%          0.18%            0.21%

Distribution and/or Service
(12b-1) Fees                           1.00          1.00         1.00         1.00           1.00             1.00

Other Expenses                         0.03          0.04         0.04         0.05           0.12             0.04

Acquired Fund Fees and Expenses        None          None         None         None           None             None

Total Annual Fund Operating
Expenses                               1.18          1.19         1.19         1.15           1.30             1.25

Fee Waiver(2)                          0.19          0.20         0.20         0.16           0.31             0.16

Net Annual Fund Operating
Expenses                               0.99          0.99         0.99         0.99           0.99             1.09
------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.
    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Liquid Assets Portfolio                    $101     $356      $631      $1,415
STIC Prime Portfolio                        101      358       635       1,425
Treasury Portfolio                          101      358       635       1,425
Government & Agency Portfolio               101      350       618       1,383
Government TaxAdvantage Portfolio           101      382       683       1,541
Tax-Free Cash Reserve Portfolio             111      381       671       1,497
-------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Reserve Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
RESERVE CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%        7.98%       12.11%       16.39%       20.84%
End of Year Balance           $10,401.00   $10,798.32   $11,210.81   $11,639.07   $12,083.68
Estimated Annual Expenses     $   100.98   $   125.08   $   129.85   $   134.81   $   139.96
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.18%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.45%       30.25%       35.22%       40.39%       45.75%
End of Year Balance           $12,545.28   $13,024.51   $13,522.04   $14,038.58   $14,574.86
Estimated Annual Expenses     $   145.31   $   150.86   $   156.62   $   162.61   $   168.82
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESERVE CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%        7.97%       12.09%       16.36%       20.79%
End of Year Balance           $10,401.00   $10,797.28   $11,208.65   $11,635.70   $12,079.02
Estimated Annual Expenses     $   100.98   $   126.13   $   130.94   $   135.92   $   141.10
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.19%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.39%       30.17%       35.13%       40.28%       45.62%
End of Year Balance           $12,539.24   $13,016.98   $13,512.93   $14,027.77   $14,562.23
Estimated Annual Expenses     $   146.48   $   152.06   $   157.85   $   163.87   $   170.11
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
RESERVE CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%        7.97%       12.09%       16.36%       20.79%
End of Year Balance           $10,401.00   $10,797.28   $11,208.65   $11,635.70   $12,079.02
Estimated Annual Expenses     $   100.98   $   126.13   $   130.94   $   135.92   $   141.10
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.19%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.39%       30.17%       35.13%       40.28%       45.62%
End of Year Balance           $12,539.24   $13,016.98   $13,512.93   $14,027.77   $14,562.23
Estimated Annual Expenses     $   146.48   $   152.06   $   157.85   $   163.87   $   170.11
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESERVE CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%        1.15%        1.15%        1.15%        1.15%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%        8.01%       12.17%       16.49%       20.98%
End of Year Balance           $10,401.00   $10,801.44   $11,217.29   $11,649.16   $12,097.65
Estimated Annual Expenses     $   100.98   $   121.91   $   126.61   $   131.48   $   136.54
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.15%        1.15%        1.15%        1.15%        1.15%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.63%       30.47%       35.49%       40.71%       46.13%
End of Year Balance           $12,563.41   $13,047.10   $13,549.42   $14,071.07   $14,612.81
Estimated Annual Expenses     $   141.80   $   147.26   $   152.93   $   158.82   $   164.93
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESERVE CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%        1.30%        1.30%        1.30%        1.30%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%        7.86%       11.85%       15.99%       20.28%
End of Year Balance           $10,401.00   $10,785.84   $11,184.91   $11,598.75   $12,027.91
Estimated Annual Expenses     $   100.98   $   137.71   $   142.81   $   148.09   $   153.57
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.30%        1.30%        1.30%        1.30%        1.30%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        24.73%       29.34%       34.13%       39.09%       44.24%
End of Year Balance           $12,472.94   $12,934.44   $13,413.01   $13,909.30   $14,423.94
Estimated Annual Expenses     $   159.26   $   165.15   $   171.26   $   177.60   $   184.17
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
RESERVE CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.09%        1.25%        1.25%        1.25%        1.25%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.91%        7.81%       11.85%       16.04%       20.40%
End of Year Balance           $10,391.00   $10,780.66   $11,184.94   $11,604.37   $12,039.54
Estimated Annual Expenses     $   111.13   $   132.32   $   137.28   $   142.43   $   147.77
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.25%        1.25%        1.25%        1.25%        1.25%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        24.91%       29.59%       34.45%       39.50%       44.73%
End of Year Balance           $12,491.02   $12,959.43   $13,445.41   $13,949.61   $14,472.72
Estimated Annual Expenses     $   153.32   $   159.07   $   165.03   $   171.22   $   177.64
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

    The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

    The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
    The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
    Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
    The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
    The fund may maintain a portion of its assets in cash, pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the fund's foreign investments may be adversely affected by political and

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
    Derivatives Risk--The value of "derivatives" or "synthetics"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION                                           WEBSITE POSTING                             POSTED ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:
    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.
    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.
    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.
    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.
    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.
    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.
    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.
    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.
    AIM Funds Management Inc. (AFMI), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994. AFMI anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the advisor received compensation after fee waivers and/or expense reimbursements at the following rates:

                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
FUND                                                             NET ASSETS)
-------------------------------------------------------------------------------
Liquid Assets Portfolio                                              0.09%
STIC Prime Portfolio                                                 0.08%
Treasury Portfolio                                                   0.08%
Government & Agency Portfolio                                        0.07%
Government TaxAdvantage Portfolio                                      --
Tax-Free Cash Reserve Portfolio                                      0.18%
-------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    Invesco Aim, not the funds, pays subadvisory fees, if any.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), and 107(15), of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Reserve Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

TAX-FREE CASH RESERVE PORTFOLIO

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares -- Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a funds prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares -- Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares -- Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of the funds as of 3:30 p.m. Eastern Standard Time. If the funds close early on a business day, the funds will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the funds prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the funds close early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the funds will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The six month period ended September 30, 2007 for Tax-Free Cash Reserve Portfolio was unaudited. The information for the fiscal years ended 2007, 2006 and 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.

                                                                            LIQUID ASSETS PORTFOLIO --
                                                                                   RESERVE CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2007          2006        2005       2004       2003
                                                              -------       -------    --------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.05        0.02      0.002      0.005
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00         (0.01)       0.00     (0.000)     0.000
=====================================================================================================================
    Total from investment operations                             0.04          0.04        0.02      0.002      0.005
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)        (0.04)      (0.02)    (0.002)    (0.005)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)         --         --         --
=====================================================================================================================
    Total distributions                                         (0.04)        (0.04)      (0.02)    (0.002)    (0.005)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  4.46%         3.66%       1.61%      0.17%      0.45%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,244       $17,424    $128,244    $64,942    $57,082
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%       0.99%      0.99%      0.98%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.18%(b)      1.18%       1.19%      1.18%      1.17%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             4.38%(b)      3.63%       1.57%      0.17%      0.47%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $36,815,776.

                                                                              STIC PRIME PORTFOLIO --
                                                                                   RESERVE CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                               2007          2006       2005        2004        2003
                                                              -------       -------    -------    --------    --------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.04       0.02       0.001       0.004
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    --            --         --      (0.000)         --
======================================================================================================================
    Total from investment operations                             0.04          0.04       0.02       0.001       0.004
======================================================================================================================
Less dividends from net investment income                       (0.04)        (0.04)     (0.02)     (0.001)     (0.004)
======================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  4.47%         3.69%      1.63%       0.15%       0.40%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $30,950       $55,892    $66,695    $108,319    $103,681
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%      0.99%       0.99%       0.97%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)      1.19%      1.19%       1.19%       1.18%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets             4.38%(b)      3.66%      1.61%       0.14%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $45,012,080.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                               TREASURY PORTFOLIO --
                                                                                   RESERVE CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                               2007           2006       2005       2004        2003
                                                              -------       --------    -------    -------    --------
Net asset value, beginning of period                          $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04           0.03       0.01      0.002       0.004
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00           0.00       0.00      0.000      (0.000)
======================================================================================================================
    Total from investment operations                             0.04           0.03       0.01      0.002       0.004
======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)         (0.03)     (0.01)    (0.002)     (0.004)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --             --      (0.00)    (0.000)         --
======================================================================================================================
    Total distributions                                         (0.04)         (0.03)     (0.01)    (0.002)     (0.004)
======================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  4.26%          3.47%      1.48%      0.11%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,762       $133,700    $77,702    $79,975    $119,660
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)       0.99%      0.99%      0.98%       0.97%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)       1.20%      1.20%      1.19%       1.19%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets             4.16%(b)       3.40%      1.46%      0.09%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $96,063,097.

                                                                        GOVERNMENT & AGENCY PORTFOLIO --
                                                                                  RESERVE CLASS
                                                              -----------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                               2007          2006       2005      2004       2003
                                                              -------       -------    ------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.04      0.02      0.002      0.004
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00          0.00     (0.00)    (0.000)     0.000
===================================================================================================================
    Total from investment operations                             0.04          0.04      0.02      0.002      0.004
===================================================================================================================
Less dividends from net investment income                       (0.04)        (0.04)    (0.02)    (0.002)    (0.004)
===================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                  4.40%         3.59%     1.56%      0.15%      0.43%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $16,949       $21,889    $4,640    $ 2,839    $ 4,166
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%     0.99%      0.99%      0.98%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.15%(b)      1.16%     1.17%      1.15%      1.15%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income to average net assets             4.31%(b)      3.58%     1.55%      0.16%      0.42%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $26,924,948.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                                     RESERVE CLASS
                                                             -------------------------------------------------------------
                                                                                                           JUNE 23, 2003
                                                                                                           (COMMENCEMENT
                                                                       YEAR ENDED AUGUST 31,                  DATE) TO
                                                             -----------------------------------------       AUGUST 31,
                                                              2007          2006      2005      2004            2003
                                                             -------       ------    ------    -------    ----------------
Net asset value, beginning of period                         $  1.00       $ 1.00    $ 1.00    $  1.00        $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.04         0.03      0.01      0.002(a)       0.004
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        0.00         0.00      0.00      0.000          0.000
==========================================================================================================================
    Total from investment operations                            0.04         0.03      0.01      0.002          0.004
==========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.04)       (0.03)    (0.01)    (0.002)        (0.004)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --        --     (0.000)        (0.000)
==========================================================================================================================
    Total distributions                                        (0.04)       (0.03)    (0.01)    (0.002)        (0.004)
==========================================================================================================================
Net asset value, end of period                               $  1.00       $ 1.00    $ 1.00    $  1.00        $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 4.30%        3.51%     1.50%      0.15%          0.44%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $11,944       $  438    $    0    $     1        $15,794
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(c)     0.99%     0.99%      0.92%          0.93%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.30%(c)     1.37%     1.41%      1.33%          1.32%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net assets            4.21%(c)     3.44%     1.53%      0.18%          0.41%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $12,033,147.
(d) Annualized.

                                                                    TAX-FREE CASH RESERVE PORTFOLIO --
                                                                               RESERVE CLASS
                                                  -----------------------------------------------------------------------
                                                  SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30,      ---------------------------------------------------
                                                        2007           2007       2006       2005       2004       2003
                                                  ----------------    -------    -------    -------    -------    -------
Net asset value, beginning of period                  $  1.00         $  1.00    $  1.00    $  1.00    $  1.00       1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.01            0.03       0.02      0.004      0.001      0.004
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)           (0.00)          (0.00)      0.00      (0.00)      0.00       0.00
=========================================================================================================================
    Total from investment operations                     0.01            0.03       0.02      0.004      0.001      0.004
=========================================================================================================================
Less distributions from net investment income           (0.01)          (0.03)     (0.02)    (0.004)    (0.001)    (0.004)
=========================================================================================================================
Net asset value, end of period                        $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                          1.34%           2.52%      1.64%      0.38%      0.08%      0.39%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $11,951         $12,733    $19,052    $ 9,308    $14,030    $12,653
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                       1.09%(b)        1.09%      1.09%      1.07%      0.98%      1.05%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       1.25%(b)        1.25%      1.27%      1.27%      1.27%      1.27%
=========================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.66%(b)        2.49%      1.62%      0.39%      0.07%      0.37%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $12,111,671.

      -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares and have a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Reserve Class accounts are as follows:

TAX-FREE CASH RESERVE PORTFOLIO

                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Reserve Class                                                   $10,000      no minimum
----------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Reserve Class                                                    $1,000      no minimum
----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO

You may purchase shares using one of the options below. The transfer agent must generally receive your purchase order before 3:00 p.m. Eastern Standard Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time, you must call or send your request by a pre-arranged AIM LINK data transmission to the transfer agent before 3:30 p.m. Eastern Standard Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should
                                       forward your completed account
                                       application to the transfer agent,
                                       Invesco Aim Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       Invesco Aim Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


HOW TO REDEEM SHARES


TAX-FREE CASH RESERVE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary. Redemption proceeds
                                       will be transmitted electronically to your pre-authorized
                                       bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.
By AIM LINK--Registered Trademark--    If you place your redemption request via AIM LINK, the
                                       transfer agent must generally receive your redemption
                                       request before 12:30 p.m. Eastern Standard Time in order to effect the redemption at that day's closing price.
                                       Redemption orders of shares placed between 12:30 and 3:30
                                       p.m. Eastern Standard Time must be transmitted by telephone or a pre-arranged data transmission.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS
If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO
The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TIMING OF ORDERS
Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
    During the period between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Standard Time, between 12:30 p.m. Eastern Standard Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Standard Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

    The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
    - Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
    - One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
    - Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
    - Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES


LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

GOVERNMENT TAXADVANTAGE PORTFOLIO
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

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                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
      GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

TAX-FREE CASH RESERVE PORTFOLIO
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005

ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.invescoaim.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-------------------------------------------
   Liquid Assets Portfolio
   STIC Prime Portfolio
   Treasury Portfolio
   Government & Agency Portfolio
   Government TaxAdvantage Portfolio
   Tax-Free Cash Reserve Portfolio
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729

-------------------------------------------

invescoaim.com     STIT-PRO-7

                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                         --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                     PROSPECTUS
                                                                 April 30, 2008

RESOURCE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
Tax-Free Cash Reserve Portfolio                      3
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    6
FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fee Table                                            6
Expense Example                                      7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              8
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            8
------------------------------------------------------
Liquid Assets Portfolio                              8
STIC Prime Portfolio                                 8
Treasury Portfolio                                   9
Government & Agency Portfolio                        9
Government TaxAdvantage Portfolio                    9
Tax-Free Cash Reserve Portfolio                     10
RISKS                                               10
------------------------------------------------------
Liquid Assets Portfolio                             10
STIC Prime Portfolio                                11
Treasury Portfolio                                  12
Government & Agency Portfolio                       12
Government TaxAdvantage Portfolio                   13
Tax-Free Cash Reserve Portfolio                     13
DISCLOSURE OF PORTFOLIO HOLDINGS                    14
------------------------------------------------------
FUND MANAGEMENT                                     14
------------------------------------------------------
The Advisors                                        14
Advisor Compensation                                15
OTHER INFORMATION                                   15
------------------------------------------------------
Investments in the Funds                            15
Dividends and Distributions                         16
FINANCIAL HIGHLIGHTS                                18
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-5
Frequent Purchases and Redemptions of Fund
  Shares                                           A-6
Taxes                                              A-6
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Industry Focus Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Industry Focus Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  U.S. Government Obligations Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY (CONTINUED)
--------------------------------------------------------------------------------

securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
    The fund invests only in high-quality U.S. dollar denominated short term debt obligations, including: (i) municipal securities; and (ii) cash equivalents.
    The fund invests its assets so at least 80% of its income will be exempt from federal income taxes.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk             Credit Risk                Foreign Credit Exposure Risk         Management Risk
Money Market Fund Risk  Municipal Securities Risk  Derivatives Risk
Interest Rate Risk      Industry Focus Risk        Synthetic Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------

1998...................................................................    5.40%

1999...................................................................    5.03%

2000...................................................................    6.31%

2001...................................................................    3.97%

2002...................................................................    1.58%

2003...................................................................    0.92%

2004...................................................................    1.12%

2005...................................................................    3.00%

2006...................................................................    4.85%

2007...................................................................    5.07%

------------------------------------

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

YEAR ENDED
DECEMBER 31                                                              ANNUAL TOTAL RETURNS
-----------                                                              --------------------
1998...................................................................          5.43%
1999...................................................................          5.04%
2000...................................................................          6.32%
2001...................................................................          3.89%
2002...................................................................          1.51%
2003...................................................................          0.93%
2004...................................................................          1.14%
2005...................................................................          3.06%
2006...................................................................          4.91%
2007...................................................................          5.10%

------------------------------------

TREASURY PORTFOLIO

YEAR ENDED
DECEMBER 31                                                              ANNUAL TOTAL RETURNS
-----------                                                              --------------------
1998...................................................................          5.31%
1999...................................................................          4.83%
2000...................................................................          6.10%
2001...................................................................          3.88%
2002...................................................................          1.55%
2003...................................................................          0.92%
2004...................................................................          1.06%
2005...................................................................          2.88%
2006...................................................................          4.72%
2007...................................................................          4.71%

------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

YEAR ENDED
DECEMBER 31                                                              ANNUAL TOTAL RETURNS
-----------                                                              --------------------
1999...................................................................          4.97%
2000...................................................................          6.28%
2001...................................................................          3.92%
2002...................................................................          1.58%
2003...................................................................          0.94%
2004...................................................................          1.12%
2005...................................................................          2.99%
2006...................................................................          4.81%
2007...................................................................          4.97%

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

YEAR ENDED
DECEMBER 31                                                              ANNUAL TOTAL RETURNS
-----------                                                              --------------------
2000...................................................................          5.80%
2001...................................................................          3.78%
2002...................................................................          1.53%
2003...................................................................          0.87%
2004...................................................................          1.07%
2005...................................................................          2.91%
2006...................................................................          4.73%
2007...................................................................          4.87%

------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO


YEAR ENDED
DECEMBER 31                                                              ANNUAL TOTAL RETURNS
-----------                                                              --------------------
2000...................................................................          3.85%
2001...................................................................          2.49%
2002...................................................................          1.15%
2003...................................................................          0.72%
2004...................................................................          0.86%
2005...................................................................          2.06%
2006...................................................................          3.11%
2007...................................................................          3.32%

    The year-to-date total return for each fund as of March 31, 2008 was as follows:

FUND
--------------------------------------------------------------------
Liquid Assets Portfolio--Resource Class              0.92%
STIC Prime Portfolio--Resource Class                 0.86%
Treasury Portfolio--Resource Class                   0.62%
Government & Agency Portfolio--Resource
Class                                                0.83%
Government TaxAdvantage
Portfolio--Resource Class                            0.75%
Tax-Free Cash Reserve Portfolio--Resource
Class                                                0.60%
--------------------------------------------------------------------

During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                                HIGHEST QUARTERLY RETURN                LOWEST QUARTERLY RETURN
FUND                                                 (QUARTER ENDED)                        (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Resource Class      1.62%   September 30, 2000 and    0.20%   September 30, 2003, December 31,
                                                     December 31, 2000                 2003, March 31, 2004, and June 30,
                                                                                       2004
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Resource Class         1.62%   September 30, 2000 and    0.19%   March 31, 2004
                                                     December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Resource Class           1.58%   December 31, 2000         0.19%   March 31, 2004 and June 30, 2004
-------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Resource      1.62%   December 31, 2000         0.20%   March 31, 2004 and June 30, 2004
  Class
-------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio--Resource  1.57%   December 31, 2000         0.18%   September 30, 2003
  Class
-------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio--Resource    1.01%   December 31, 2000         0.14%   September 30, 2003
  Class
-------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                            SINCE       INCEPTION
(for the periods ended December 31, 2007)                     1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Resource Class                        5.07%    2.97%      3.71%        --      09/23/96
STIC Prime Portfolio--Resource Class                           5.10%    3.01%      3.71%        --      01/16/96
Treasury Portfolio--Resource Class                             4.71%    2.85%      3.58%        --      03/06/96
Government & Agency Portfolio--Resource Class                  4.97%    2.95%        --       3.55%     09/01/98
Government TaxAdvantage Portfolio--Resource Class              4.87%    2.88%        --       3.18%     12/30/99
Tax-Free Cash Reserve Portfolio--Resource Class                3.32%    2.01%        --       2.27%     04/06/99
-----------------------------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Resource Class shares of the funds.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------
                                       LIQUID                              GOVERNMENT &   GOVERNMENT     TAX-FREE
(fees paid directly from your          ASSETS      STIC PRIME   TREASURY    AGENCY        TAXADVANTAGE   CASH RESERVE
investment)                            PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)      None         None        None         None           None           None

(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds,
whichever is less)                       None         None        None         None           None           None
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------
                                       LIQUID                              GOVERNMENT &   GOVERNMENT     TAX-FREE
(expenses that are deducted from fund  ASSETS      STIC PRIME   TREASURY    AGENCY        TAXADVANTAGE   CASH RESERVE
assets)                                PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Management Fees                          0.15%        0.15%       0.15%        0.10%          0.18%          0.21%

Distribution and/or Service (12b-1)
Fees                                     0.20         0.20        0.20         0.20           0.20           0.20

Other Expenses                           0.03         0.04        0.04         0.05           0.12           0.04

Acquired Fund Fees and Expenses          None         None        None         None           None           None

Total Annual Fund Operating Expenses     0.38         0.39        0.39         0.35           0.50           0.45

Fee Waiver(3)                            0.06         0.11(2)     0.11(2)      0.07(2)        0.22(2)        0.07(2)

Net Annual Fund Operating Expenses       0.32         0.28        0.28         0.28           0.28           0.38
---------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments.
(3) The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the funds. These expense limitation agreements are in effect through at least June 30, 2008.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $33      $116      $207       $475
STIC Prime Portfolio                 29       114       208        482
Treasury Portfolio                   29       114       208        482
Government & Agency Portfolio        29       105       189        436
Government TaxAdvantage Portfolio    29       138       258        607
Tax-Free Cash Reserve Portfolio      39       137       245        560
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Resource Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.32%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.68%        9.52%       14.58%       19.87%       25.41%
End of Year Balance           $10,468.00   $10,951.62   $11,457.59   $11,986.93   $12,540.72
Estimated Annual Expenses     $    32.75   $    40.70   $    42.58   $    44.54   $    46.60
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
RESOURCE CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.26%       43.60%       50.24%       57.18%
End of Year Balance           $13,120.10   $13,726.25   $14,360.41   $15,023.86   $15,717.96
Estimated Annual Expenses     $    48.76   $    51.01   $    53.36   $    55.83   $    58.41
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%        9.55%       14.60%       19.88%       25.41%
End of Year Balance           $10,472.00   $10,954.76   $11,459.77   $11,988.07   $12,540.72
Estimated Annual Expenses     $    28.66   $    41.78   $    43.71   $    45.72   $    47.83
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESOURCE CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.39%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.19%       37.24%       43.56%       50.18%       57.10%
End of Year Balance           $13,118.85   $13,723.63   $14,356.28   $15,018.11   $15,710.44
Estimated Annual Expenses     $    50.04   $    52.34   $    54.76   $    57.28   $    59.92
--------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TREASURY PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%        9.55%       14.60%       19.88%       25.41%
End of Year Balance           $10,472.00   $10,954.76   $11,459.77   $11,988.07   $12,540.72
Estimated Annual Expenses     $    28.66   $    41.78   $    43.71   $    45.72   $    47.83
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
RESOURCE CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.39%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.19%       37.24%       43.56%       50.18%       57.10%
End of Year Balance           $13,118.85   $13,723.63   $14,356.28   $15,018.11   $15,710.44
Estimated Annual Expenses     $    50.04   $    52.34   $    54.76   $    57.28   $    59.92
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.35%        0.35%        0.35%        0.35%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%        9.59%       14.69%       20.02%       25.60%
End of Year Balance           $10,472.00   $10,958.95   $11,468.54   $12,001.83   $12,559.91
Estimated Annual Expenses     $    28.66   $    37.50   $    39.25   $    41.07   $    42.98
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESOURCE CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.35%        0.35%        0.35%        0.35%        0.35%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.44%       37.55%       43.95%       50.64%       57.65%
End of Year Balance           $13,143.95   $13,755.14   $14,394.75   $15,064.11   $15,764.59
Estimated Annual Expenses     $    44.98   $    47.07   $    49.26   $    51.55   $    53.95
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.50%        0.50%        0.50%        0.50%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%        9.43%       14.36%       19.50%       24.88%
End of Year Balance           $10,472.00   $10,943.24   $11,435.69   $11,950.29   $12,488.05
Estimated Annual Expenses     $    28.66   $    53.54   $    55.95   $    58.46   $    61.10
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESOURCE CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.50%        0.50%        0.50%        0.50%        0.50%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        30.50%       36.37%       42.51%       48.92%       55.62%
End of Year Balance           $13,050.02   $13,637.27   $14,250.95   $14,892.24   $15,562.39
Estimated Annual Expenses     $    63.85   $    66.72   $    69.72   $    72.86   $    76.14
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.38%        0.45%        0.45%        0.45%        0.45%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.62%        9.38%       14.36%       19.56%       25.00%
End of Year Balance           $10,462.00   $10,938.02   $11,435.70   $11,956.03   $12,500.02
Estimated Annual Expenses     $    38.88   $    48.15   $    50.34   $    52.63   $    55.03
--------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
RESOURCE CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.45%        0.45%        0.45%        0.45%        0.45%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        30.69%       36.63%       42.85%       49.35%       56.15%
End of Year Balance           $13,068.78   $13,663.40   $14,285.09   $14,935.06   $15,614.61
Estimated Annual Expenses     $    57.53   $    60.15   $    62.88   $    65.75   $    68.74
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
    The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
    Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
    The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
    The fund may maintain a portion of its assets in cash, pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Foreign Securities Risk--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
    Derivatives Risk--The value of "derivatives" or "synthetics"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the funds' portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:
    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.
    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.
    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.
    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.
    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.
    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.
    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.
    AIM Funds Management Inc. (AFMI), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994. AFMI anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the advisor received compensation after fee waivers and/or expense reimbursements at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
Tax-Free Cash Reserve Portfolio                                     0.18%
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
    Invesco Aim, not the funds, pays sub-advisory fees, if any.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption form state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

TAX-FREE CASH RESERVE PORTFOLIO

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase order have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of the funds as of 3:30 p.m. Eastern Standard Time. If the funds close early on a business day, the funds will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the funds prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the funds close early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the funds will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The six month period ended September 30, 2007 for Tax-Free Cash Reserve Portfolio was unaudited. The information for the fiscal years ended 2007, 2006 and 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2007 and 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.

                                                                                  LIQUID ASSETS PORTFOLIO--
                                                                                       RESOURCE CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                 2007             2006         2005        2004         2003
                                                              ----------       ----------    --------    --------    ----------
Net asset value, beginning of period                          $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05             0.04        0.02        0.01          0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.00             0.00        0.00       (0.00)         0.00
===============================================================================================================================
    Total from investment operations                                0.05             0.04        0.02        0.01          0.01
===============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.05)           (0.04)      (0.02)      (0.01)        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --            (0.00)         --          --            --
===============================================================================================================================
    Total distributions                                            (0.05)           (0.04)      (0.02)      (0.01)        (0.01)
===============================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                     5.16%            4.36%       2.29%       0.85%         1.12%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,128,499       $1,089,107    $902,832    $952,193    $1,239,380
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.32%(b)         0.32%       0.32%       0.32%         0.31%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.38%(b)         0.38%       0.39%       0.38%         0.37%
===============================================================================================================================
Ratio of net investment income to average net assets                5.05%(b)         4.30%       2.24%       0.84%         1.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,150,200,138.

                                                                                STIC PRIME PORTFOLIO--
                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2007           2006        2005        2004       2003
                                                              --------       --------    --------    --------    -------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01       0.01
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --       (0.00)        --
========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01       0.01
========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)     (0.01)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   5.21%          4.42%       2.35%       0.86%      1.11%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $570,226       $325,328    $271,872    $151,783    $88,259
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%      0.26%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.39%       0.39%       0.39%      0.38%
========================================================================================================================
Ratio of net investment income to average net assets              5.09%(b)       4.37%       2.32%       0.85%      1.12%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $451,653,811.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                 TREASURY PORTFOLIO--
                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00        0.00        0.00       (0.00)
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --       (0.00)      (0.00)         --
=========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.00%          4.21%       2.21%       0.82%       1.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $375,750       $352,874    $301,176    $337,798    $624,053
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.27%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.40%       0.40%       0.39%       0.39%
=========================================================================================================================
Ratio of net investment income to average net assets              4.87%(b)       4.11%       2.17%       0.79%       1.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $367,837,999.

                                                                            GOVERNMENT & AGENCY PORTFOLIO--
                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)      (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.14%          4.32%       2.28%       0.87%       1.13%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $297,561       $293,839    $230,735    $387,168    $371,428
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.28%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.35%(b)       0.36%       0.37%       0.35%       0.35%
=========================================================================================================================
Ratio of net investment income to average net assets              5.02%(b)       4.29%       2.26%       0.87%       1.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $313,105,813.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                       GOVERNMENT TAXADVANTAGE PORTFOLIO--
                                                                                 RESOURCE CLASS
                                                              -----------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                               2007          2006       2005      2004       2003
                                                              -------       -------    ------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04      0.02       0.01       0.01
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00      0.00       0.00       0.00
===================================================================================================================
    Total from investment operations                             0.05          0.04      0.02       0.01       0.01
===================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)    (0.02)     (0.01)     (0.01)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --        --      (0.00)     (0.00)
===================================================================================================================
    Total distributions                                         (0.05)        (0.04)    (0.02)     (0.01)     (0.01)
===================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                  5.04%         4.24%     2.22%      0.83%      1.08%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $53,228       $25,859    $6,906    $10,557    $15,236
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.28%(b)      0.28%     0.28%      0.28%      0.29%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.50%(b)      0.57%     0.61%      0.53%      0.53%
===================================================================================================================
Ratio of net investment income to average net assets             4.92%(b)      4.15%     2.24%      0.82%      1.05%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $58,108,408.

                                                                     TAX-FREE CASH RESERVE PORTFOLIO--
                                                                               RESOURCE CLASS
                                                ----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED MARCH 31,
                                                SEPTEMBER 30,       --------------------------------------------------------
                                                    2007              2007        2006        2005        2004        2003
                                                -------------       --------    --------    --------    --------    --------
Net asset value, beginning of period              $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02              0.03        0.02        0.01        0.01        0.01
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)        (0.00)            (0.00)       0.00       (0.00)      (0.00)      (0.00)
============================================================================================================================
    Total from investment operations                  0.02              0.03        0.02        0.01        0.01        0.01
============================================================================================================================
Less distributions from net investment income        (0.02)            (0.03)      (0.02)      (0.01)      (0.01)      (0.01)
============================================================================================================================
Net asset value, end of period                    $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                       1.70%             3.24%       2.37%       1.08%       0.68%       1.06%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $199,126          $381,047    $341,384    $289,621    $299,205    $260,178
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.38%(b)          0.38%       0.38%       0.38%       0.38%       0.38%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.45%(b)          0.45%       0.47%       0.47%       0.47%       0.47%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net
  assets                                              3.37%(b)          3.20%       2.33%       1.08%       0.67%       1.04%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $373,918,245.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows the fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Resource Class accounts are as follows:

                                                                  INITIAL       ADDITIONAL
CLASS                                                           INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Resource Class                                                    $10,000       no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO

You may purchase shares using one of the options below. The transfer agent must generally receive your purchase order before 3:00 p.m. Eastern Standard Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time, you must call or send your request by a pre-arranged AIM LINK data transmission to the transfer agent before 3:30 p.m. Eastern Standard Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders will not be processed unless the account application

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should
                                       forward your completed account
                                       application to the transfer agent,
                                       Invesco Aim Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       Invesco Aim Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


TAX-FREE CASH RESERVE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary. Redemption proceeds
                                       will be transmitted electronically to your pre-authorized
                                       bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                       Standard Time in order to effect the redemption at that
                                       day's closing price.

By AIM LINK--Registered Trademark--    If you place your redemption request via AIM LINK, the
                                       transfer agent must generally receive your redemption
                                       request before 12:30 p.m. Eastern Standard Time in order to effect the redemption at that day's closing price.
                                       Redemption orders of shares placed between 12:30 and 3:30
                                       p.m. Eastern Standard Time must be transmitted by telephone or a pre-arranged data transmission.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same-day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
    During the period between 12:30 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchase and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Standard Time, between 12:30 p.m. Eastern Standard Time and the time the fund closes, and
(ii) if the fund closes on or before 12:30 p.m. Eastern Standard Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

TAX-FREE CASH RESERVE PORTFOLIO

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends. To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fun to pay exempt-interest dividends might be adversely affected.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005

ON THE INTERNET:    YOU CAN SEND US A REQUEST BY E-MAIL OR DOWNLOAD
                    PROSPECTUSES, ANNUAL OR SEMIANNUAL REPORTS VIA OUR WEBSITE:
                    http://www.invescoaim.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------------------------------------------
   Liquid Assets Portfolio
   STIC Prime Portfolio
   Treasury Portfolio
   Government & Agency Portfolio
   Government TaxAdvantage Portfolio
   Tax-Free Cash Reserve Portfolio
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729

-------------------------------------------------------------------------------

invescoaim.com     STIT-PRO-4

                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                         --Service Mark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "PORTFOLIO", COLLECTIVELY THE "PORTFOLIOS") OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE PORTFOLIOS LISTED BELOW. PORTIONS OF EACH PORTFOLIO'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO SUCH PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF ANY PROSPECTUS AND/OR ANNUAL REPORT FOR ANY PORTFOLIO LISTED BELOW BY WRITING
TO:

                      INVESCO AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77001-0843

                          OR BY CALLING (800) 659-1005
                     OR ON THE INTERNET: www.invescoaim.com

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 2008, RELATES TO THE CASH MANAGEMENT CLASS, CORPORATE CLASS, INSTITUTIONAL CLASS, PERSONAL INVESTMENT CLASS, PRIVATE INVESTMENT CLASS, RESERVE CLASS AND RESOURCE CLASS OF THE FOLLOWING PROSPECTUSES:

            PORTFOLIO                    DATED
---------------------------------   --------------
     LIQUID ASSETS PORTFOLIO        APRIL 30, 2008
       STIC PRIME PORTFOLIO         APRIL 30, 2008
        TREASURY PORTFOLIO          APRIL 30, 2008
  GOVERNMENT & AGENCY PORTFOLIO     APRIL 30, 2008
GOVERNMENT TAXADVANTAGE PORTFOLIO   APRIL 30, 2008
 TAX-FREE CASH RESERVE PORTFOLIO    APRIL 30, 2008

                          SHORT-TERM INVESTMENTS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST......................................      1
   Portfolio History.....................................................      1
   Shares of Beneficial Interest.........................................      1
DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS............      3
   Classification........................................................      3
   Investment Strategies and Risks.......................................      3
      Debt Investments...................................................      3
      Foreign Investments................................................      8
      Other Investments..................................................      9
      Investment Techniques..............................................      9
      Additional Securities or Investment Techniques.....................     13
   Diversification Requirements..........................................     13
   Portfolio Policies....................................................     13
   Temporary Defensive Position..........................................     16
   Policies and Procedures for Disclosure of Portfolio Holdings..........     16
MANAGEMENT OF THE TRUST..................................................     19
   Board of Trustees.....................................................     19
   Management Information................................................     19
      Trustee Ownership of Portfolio Shares..............................     23
   Compensation..........................................................     23
      Retirement Plan For Trustees.......................................     23
      Deferred Compensation Agreements...................................     24
   Code of Ethics........................................................     24
   Proxy Voting Policies.................................................     24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................     25
INVESTMENT ADVISORY AND OTHER SERVICES...................................     25
   Investment Advisor....................................................     25
   Investment Sub-Advisors...............................................     26
   Marketing Support and Administrative Support Payments.................     27
   Service Agreements....................................................     28
   Other Service Providers...............................................     28
BROKERAGE ALLOCATION AND OTHER PRACTICES.................................     29
   Brokerage Transactions................................................     29
   Commissions...........................................................     30
   Broker Selection......................................................     30
   Regular Brokers.......................................................     33
   Allocation of Portfolio Transactions..................................     33
PURCHASE, REDEMPTION AND PRICING OF SHARES...............................     34
   Purchase and Redemption of Shares.....................................     34
   Offering Price........................................................     34
      Calculation of Net Asset Value.....................................     34
   Redemptions in Kind...................................................     35
   Backup Withholding....................................................     35
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.................................     36
   Dividends and Distributions...........................................     36
   Tax Matters...........................................................     37

DISTRIBUTION OF SECURITIES...............................................     41
   Distribution Plan.....................................................     41
   Distributor...........................................................     44
FINANCIAL STATEMENTS.....................................................     44
PENDING LITIGATION.......................................................     45

APPENDICES:

RATINGS OF DEBT SECURITIES...............................................    A-1
PERSONS TO WHOM INVESCO AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN
ONGOING BASIS............................................................    B-1
TRUSTEES AND OFFICERS....................................................    C-1
TRUSTEE COMPENSATION TABLE...............................................    D-1
PROXY VOTING POLICIES....................................................    E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................    F-1
MANAGEMENT FEES..........................................................    G-1
CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS....    H-1
ADMINISTRATIVE SERVICES FEES.............................................    I-1
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS....................    J-1
AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION
PLANS....................................................................    K-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN.............    L-1
PENDING LITIGATION.......................................................    M-1

                       GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (each a "portfolio" and collectively, the "Portfolios"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Government TaxAdvantage Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio and the Treasury Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. On November 24, 2003, Liquid Assets Portfolio succeeded to the assets and assumed the liabilities of Liquid Assets Portfolio and STIC Prime Portfolio succeeded to the assets and assumed the liabilities of Prime Portfolio (the "Predecessor Portfolios") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to Government TaxAdvantage Portfolio (or a class thereof), Treasury Portfolio (or a class thereof) and periods prior to November 24, 2003 relating to Liquid Assets Portfolio and STIC Prime Portfolio (or a class thereof) is that of the Predecessor Portfolios (or the corresponding class thereof).

     On April 30, 2008, Tax-Free Cash Reserve Portfolio succeeded to the assets and assumed the liabilities of Tax-Free Cash Reserve Portfolio (the "Predecessor Portfolio") of Tax-Free Investments Trust, a Delaware statutory trust ("TFIT"), pursuant to an Agreement and Plan of Reorganization between the Trust and TFIT.

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio each consists of seven separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource

Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class of a portfolio are entitled to share pro rata in the assets belonging to such portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with Invesco Aim Advisors, Inc. ("Invesco Aim"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any action by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the Portfolios do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

          DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolios are "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     Set forth below are detailed descriptions of the various types of securities and investment techniques that the Portfolio's advisor, Invesco Aim and/or the Sub-Advisors (as defined herein) may use in managing the Portfolios, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Portfolios' Prospectuses, where a particular type of security or investment technique is not discussed in the Portfolios' Prospectuses, that security or investment technique is not a principal investment strategy.

     The Portfolios may not invest in all of these types of securities or use all of these techniques at any one time. The Portfolios' transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolios' investment objective, policies and restrictions described in the Portfolios' Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, Invesco Aim may invest in other types of securities and may use other investment techniques in managing the Portfolios, including those described below for the Portfolios not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described, subject to limitations imposed by the Portfolios' investment objective, policies and restrictions described in the Portfolios' Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws.

     The Portfolios' investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

DEBT INVESTMENTS

     RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolios will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolios' investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Portfolio acquires the security, that NRSRO.

     The Portfolios will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Portfolios' investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     Maturities. Tax-Free Cash Reserve Portfolio will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Portfolio invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

     U.S. GOVERNMENT OBLIGATIONS. All Portfolios, except for Tax-Free Cash Reserve Portfolio, may invest in U.S. Government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     BANK INSTRUMENTS. Liquid Assets Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. STIC Prime Portfolio may invest in certificates of deposits, time deposits and bankers' acceptances from U.S. banks. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity.

     Liquid Assets Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     COMMERCIAL INSTRUMENTS. Liquid Assets Portfolio and STIC Prime Portfolio intend to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolios. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. Liquid Assets Portfolio and STIC Prime Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Portfolios generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Portfolios will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolios' rights against the Borrower and for the receipt and processing of payments due to the Portfolios under the loans. Under the terms of a participation interest, the Portfolios may be regarded as a creditor of the Participant and thus the Portfolios are subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolios consider participation interests to be illiquid and therefore subject to the Portfolios' percentage limitations for investments in illiquid securities.

     MUNICIPAL SECURITIES. Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio may invest in municipal securities. "Municipal Securities" include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be tax-free Municipal Securities if the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. The interest on Municipal Securities may give rise to a federal alternative minimum tax ("AMT") liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by tax-free Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS"). See "Dividends, Distributions and Tax Matters--Tax Matters."

     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. A Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes.

     Municipal Securities also include the following securities:

     - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

     - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

     - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

     - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

     - Variable-rate demand obligations are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Portfolios treat variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days, because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

     Tax Free Cash Reserve Portfolio limits its investment in certain types of Municipal Securities as follows: (i) less than 25% of its total assets will be invested in securities of issuers who are located in the same state; (ii) less than 25% of its total assets will be invested in industrial development bonds; and (iii) less than 25% of its total assets will be invested in securities the interest on which is paid from revenues of similar type projects (similar project securities). However, industrial development bonds and similar project securities will not be counted towards the applicable 25% limit if they are subject to a guarantee, including a letter of credit, financial guaranty insurance, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. Government securities that have been irrevocably placed in an escrow account and are pledged only to such payments).

     An issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another NRSRO, or the rating of such a security may be reduced below the minimum rating required for purchase by a Portfolio once purchased. Neither event would require a Portfolio to dispose of the security, but Invesco Aim will consider such events to be relevant in determining whether a Portfolio should continue to hold the security.

     The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. The market values of the Municipal Securities held by a Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security, will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

     SYNTHETIC MUNICIPAL INSTRUMENTS. Tax-Free Cash Reserve Portfolio may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. Invesco

Aim believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates that are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to a liquidity provider at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

     All synthetic municipal instruments must meet the minimum quality standards required for Tax-Free Cash Reserve Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, Invesco Aim considers the creditworthiness of the issuer of the Underlying Bond, a liquidity provider and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to Tax-Free Cash Reserve Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question delivered to the advisor and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

     MUNICIPAL LEASE OBLIGATIONS. Tax-Free Cash Reserve Portfolio may invest in municipal lease obligations. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.

     INVESTMENT GRADE DEBT OBLIGATIONS. Tax-Free Cash Reserve Portfolio may invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks. The Portfolio may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Portfolio generally intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

     Descriptions of debt securities ratings are found in Appendix A.

     OTHER DEBT OBLIGATIONS. Liquid Assets Portfolio and STIC Prime Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks; and Liquid Asset Portfolio may invest in U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of Liquid Assets Portfolio and STIC Prime Portfolio, their investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) for Liquid Assets Portfolio, in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations deemed appropriate.

FOREIGN INVESTMENTS

     FOREIGN SECURITIES. Liquid Assets Portfolio may invest in foreign securities. Foreign securities are securities issued outside the United States. The Portfolio will limit its investments in foreign securities to debt obligations denominated in U.S. dollars.

     Investments by Liquid Assets Portfolio in foreign securities, although denominated in U.S. dollars, may entail some or all of the risks set forth below.

     Political and Economic Risk. The economies of many of the countries in which Liquid Assets Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of Liquid Assets Portfolio's investments.

     Regulatory Risk. Foreign companies may or may not be registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by Liquid Assets Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Liquid Assets Portfolio's shareholders.

     Market Risk. The securities markets in many of the countries in which Liquid Assets Portfolio may invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

     FOREIGN GOVERNMENT OBLIGATIONS. For Liquid Assets Portfolio, these are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by Invesco Aim to be of comparable quality to the other obligations in which Liquid Assets Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by government entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of Liquid Assets Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

OTHER INVESTMENTS

     OTHER INVESTMENT COMPANIES. STIC Prime Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio may purchase shares of other investment companies. For these Portfolios, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) each Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) each Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) each Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Portfolios in investment companies that are money market funds, including money market funds that have Invesco Aim or an affiliate of Invesco Aim as an investment advisor (the "Affiliated Money Market Funds").

     With respect to the Portfolios' purchase of shares of another investment company, including an Affiliated Money Market Fund, the Portfolios will indirectly bear their proportionate share of the advisory fees and other operating expenses of such investment company.

     VARIABLE OR FLOATING RATE INSTRUMENTS. Each Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

     Many Municipal Securities with variable or floating interest rates purchased by a Portfolio are subject to payment of principal and accrued interest (usually within seven days) on a Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Portfolio. Invesco Aim will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by a Portfolio.

INVESTMENT TECHNIQUES

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by each Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolios may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolios' exposure to market fluctuation and may increase the possibility that the Portfolios will incur short-term gains subject to federal taxation or short-term losses if the Portfolios must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolios will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Portfolio if, as a result, more than 25% of such Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolios and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolios until settlement. Absent extraordinary circumstances, the Portfolios will not sell or otherwise transfer the delayed delivery securities prior to settlement. For STIC Prime Portfolio, the delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

     WHEN-ISSUED SECURITIES. The Portfolios may purchase when-issued securities. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolios may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in a Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of a Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for a Portfolio to meet its obligations under when-issued commitments, a Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than a Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that each Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolios must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolios will employ techniques designed to reduce such risks. If the Portfolios purchase a when-issued security, the Portfolios will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolios' when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Portfolio if, as a result, more than 25% of the Portfolios' total assets would become so committed.

     MARGIN TRANSACTIONS AND SHORT SALES. The Portfolios do not intend to engage in margin transactions or short sales of securities. The Portfolios will not sell securities short or purchase any securities on margin, except that each may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

     INTERFUND LOANS. Each Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by Invesco Aim (the "AIM Funds") and may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolios cannot make any additional investments. If a Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, a Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolios to lend their securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. Each Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolios may have to sell a portion of their investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     Additionally, each Portfolio may temporarily carry a negative or overdrawn balance in its account with its custodian bank. To compensate the custodian bank for such overdrafts, each Portfolio may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate.

     REPURCHASE AGREEMENTS. Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio may engage in repurchase agreement transactions involving the types of Securities in which it is permitted to invest. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolios' holding period. The Portfolios may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Portfolios on demand and the effective interest rate is negotiated on a daily basis. For Government & Agency Portfolio, repurchase transactions are limited to a term of 180 days or less. For Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio , repurchase transactions are limited to a term of 365 days or less. Government & Agency Portfolio and Treasury Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolios may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolios under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolios to financial institutions such as banks and broker-dealers, with an agreement that the Portfolios will repurchase the securities at an agreed upon price and date. The Portfolios may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time they enter into a reverse repurchase agreement, the Portfolios will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by a Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolios under the 1940 Act.

     The STIC Prime Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements.

     ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are securities that may not be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolios from disposing of them promptly at reasonable prices. The Portfolios may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio may purchase Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as these Portfolios, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Invesco Aim and/or the Sub-Advisors, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolios' restrictions on investment in illiquid securities. Determination of whether the Rule 144A security is liquid or not is a question of fact. In making this determination Invesco Aim and/or the Sub-Advisors will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Invesco Aim and/or the Sub-Advisors could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Invesco Aim and/or the Sub-Advisors will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, Invesco Aim and/or the Sub-Advisors determines that a Rule 144A security is no longer liquid, Invesco Aim and/or the Sub-Advisors will review the Portfolios' holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolios comply with their restrictions on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolios investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     SALE OF MONEY MARKET SECURITIES. Each Portfolio will generally hold portfolio securities to maturity. However, Invesco Aim may seek to enhance the yield of the Portfolios by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. In addition, Invesco Aim will continually monitor the creditworthiness of issuers whose securities are held by the Portfolios, and securities held by the Portfolios may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolios' policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolios, the high turnover rate should not adversely affect the Portfolios' net income from operations.

ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. Each Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolios will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

DIVERSIFICATION REQUIREMENTS

     Money market fundsare subject to the issuer diversification requirements of Rule 2a-7 under the 1940 Act. For purposes of these issuer diversification requirements with respect to issuers of Municipal Securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.

     Rule 2a-7 sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

     The issuer diversification requirement provides that the Portfolios may not invest in the securities of any issuer if, as a result, more than 5% of their total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a nongovernmental user of the facility financed with the Municipal Securities secures repayment of such securities.

     The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets the Portfolios may not invest more than 10% of their total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by each Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolios. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or
(2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

     (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

     (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; of (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolios from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     (9) Tax-Free Cash Reserve Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

     (10) Tax-Free Cash Reserve Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

     The investment restrictions set forth above provide each of the Portfolios with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Portfolios has this flexibility, the Board has adopted non-fundamental restrictions, for each of the Portfolios relating to certain of these restrictions which Invesco Aim and the Sub-Advisors, when applicable, must follow in managing the Portfolios. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, each Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

     (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities issued by other investment companies), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an Invesco Aim advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an Invesco Aim advised Fund are outstanding.

     (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an Invesco Aim advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

     (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

     (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     Each Portfolio does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Portfolios will interpret the restriction and the related non-fundamental restriction to permit the Portfolios, subject to each Portfolio's investment objectives and general investment policies (as stated in the Portfolios' prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Portfolios also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Portfolios to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Portfolios' prospectuses and herein.

     ADDITIONAL NON-FUNDAMENTAL POLICY. As a non-fundamental policy:

     Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio normally invest at least 80% of their assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). Treasury Portfolio and Government & Agency Portfolio may invest in the foregoing securities as well as repurchase agreements secured by those obligations. For purposes of the foregoing sentences, "assets" means net assets, plus the amount of any borrowings for investment purposes. Each Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolios may temporarily hold all or a portion of their assets in cash.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings (the "Holdings Disclosure Policy"). Invesco Aim and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco Aim and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolios make available to institutions that maintain accounts with the Portfolios, beneficial owners of the Portfolios' shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolios' portfolio holdings. The Portfolios disclose the following holdings information on http://www.invescoaim.com(1):

                                                APPROXIMATE
                                              DATE OF POSTING              INFORMATION REMAINS
         INFORMATION AVAILABLE                   TO WEBSITE                AVAILABLE ON WEBSITE
---------------------------------------   -----------------------   -------------------------------------
Weighted average maturity information;    Next business day         Until posting of the following
thirty-day, seven-day and one-day yield                             business day's information
information; daily dividend factor and
total net assets

----------
(1) To locate the Portfolios' portfolio holdings information on http://www.invescoaim.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the applicable Portfolio. Links to the Portfolios' holdings are located in the upper right side of this website page.

information; daily dividend factor                                  information
and total net assets

Complete portfolio holdings as of         1 day after month-end     Until posting of the fiscal quarter
month-end and information derived from                              holdings for the months included in
holdings                                                            the fiscal quarter

Complete portfolio holdings as of         60-70 days after fiscal   For one year
fiscal quarter-end                        quarter-end

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolios' distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of Invesco Aim and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.invvescoaim.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of Invesco Aim and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of Invesco Aim Management Group Inc. ("Invesco Aim Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and Invesco Aim or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco Aim and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco Aim provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolios and Invesco Aim or its affiliates brought to the Board's attention by Invesco Aim.

     Invesco Aim discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     -    Attorneys and accountants;

     -    Securities lending agents;

     -    Lenders to the AIM Funds;

     -    Rating and rankings agencies;

     -    Persons assisting in the voting of proxies;

     -    AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     -    Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

     In many cases, Invesco Aim will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco Aim has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom Invesco Aim provides non-public portfolio holdings on an ongoing basis.

     Invesco Aim will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco Aim and its affiliates or the Portfolios.

     The Holdings Disclosure Policy provides that Invesco Aim will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolios or other mutual fund or account managed by Invesco Aim or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. Invesco Aim and its affiliates that provide services to the Portfolios, the Sub-Advisors and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Portfolios.

     From time to time, employees of Invesco Aim and its affiliates may express their views orally or in writing on one or more of the Portfolios' portfolio securities or may state that the Portfolios have recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolios' most recent month-end and therefore may not be reflected on the list of the Portfolios' most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolios, shareholders in the Portfolios, persons considering investing in the Portfolios or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco Aim or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of Invesco Aim and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolios, including, but not limited to, how the Portfolios' investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. Invesco Aim may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolios or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolios may be based on the Portfolios' most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of Invesco Aim and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. Invesco Aim does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who Invesco Aim believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER INVESCO AIM-MANAGED PRODUCTS. Invesco Aim and its affiliates manage products sponsored by companies other than Invesco Aim, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco Aim and its affiliates may disclose the portfolio holdings of their products at different times than Invesco Aim discloses portfolio holdings for the AIM Funds.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Portfolios. The Trust enters into agreements with various entities to manage the day-to-day operations of the Portfolios, including the Portfolios' investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Portfolios. On an ongoing basis, the Trustees exercise general oversight of these service providers.

     Certain trustees and officers of the Trust are affiliated with Invesco Aim and Invesco Aim Management, the parent corporation of Invesco Aim. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee (the "Committees").

     The members of the Audit Committee are Messrs. James T. Bunch (Vice Chair), Bruce L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee's primary purposes are to: (i) oversee qualifications and performance of the Board in oversight of the independent registered public accountants; (ii) appoint independent registered public accountants for the

Portfolios; (iii) pre-approve all permissible audit and non-audit services that are provided to the Portfolios by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolios' independent registered public accountants to the Portfolios' investment adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Portfolios' audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Portfolios' shareholder reports; (ix) review certain tax procedures maintained by the Portfolios; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Portfolios; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Portfolios who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Portfolios accounting systems and controls,
(b) regulatory changes and new accounting pronouncements that affect the Portfolios' net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Portfolios. During the fiscal year ended August 31, 2007, the Audit Committee held six meetings on behalf of Short-Term Investments Trust. During the fiscal year ended March 31, 2007, the Audit Committee held six meetings on behalf of Tax-Free Cash Reserve Portfolio.

     The members of the Compliance Committee are Messrs. Frank S. Bayley, Crockett (Chair), Albert R. Dowden (Vice Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolios' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolios' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco Aim and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of Invesco Aim's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of Invesco Aim (the "Report") and any objections made by Invesco Aim with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of Invesco Aim, upon the conclusion by such third party of a compliance review of Invesco Aim; (v) reviewing all reports on compliance matters from the Portfolios' Chief Compliance Officer;
(vi) reviewing all recommendations made by the Senior Officer regarding Invesco Aim's compliance procedures; (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco Aim's fiduciary duties to Portfolios' shareholders and of Invesco Aim's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Portfolios and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of Invesco Aim's ICCC; (xi) reviewing all reports made by Invesco Aim's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco Aim's ombudsman; (xiii) risk management oversight with respect to the Portfolios and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. ("Invesco") that are applicable to the Portfolios or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Invesco Aim, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2007, the Compliance Committee held seven meetings on behalf of Short-Term Investments Trust. During the fiscal year ended March 31, 2007, the Compliance Committee held seven meetings on behalf of Tax-Free Cash Reserve Portfolio.

     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling. and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolios that are called to vote on the election of trustees; (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2007, the Governance Committee held eight meetings on behalf of Short-Term Investments Trust. During the fiscal year ended March 31, 2007, the Governance Committee held eight meetings on behalf of Tax-Free Cash Reserve Portfolio.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor, and Drs. Mathai-Davis (Vice Chair) and Soll. The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Aim and the Sub-Advisors; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolios, and to recommend what action the Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2007, the Investments Committee held six meetings on behalf of Short-Term Investments Trust. During the fiscal year ended March 31, 2007, the Investments Committee held six meetings on behalf of Tax-Free Cash Reserve Portfolio.

     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolios (the "Portfolio's Sub-Committee"). The Portfolios' Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolios, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolios' portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolios; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolios, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolios; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolios' Sub-Committee from time to time.

     The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the AIM Funds (i) in the valuation of the AIM Funds' portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the AIM Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the AIM Funds, (iii) in the review of existing distribution arrangements for the AIM Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the AIM Funds.

     The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures; (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto;
(iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Aim regarding fair value determinations made pursuant to the Pricing Procedures by Invesco Aim's internal valuation committee and making reports and recommendations to the full Board with respect thereto; (iv) receiving the reports of Invesco Aim's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Aim evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco Aim, assisting Invesco Aim's internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the "Liquidity Procedures") and other information from Invesco Aim regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Aim and making reports and recommendations to the full Board with respect thereto; and
(vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution; (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto; and (iii) reviewing other information from the principal underwriters to the AIM Funds regarding distribution and marketing of the AIM Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the "Guidelines") and the Proxy Policies and Procedures (the "Proxy Procedures") by Invesco Aim and the Sub-Advisors, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto; (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Aim and the Sub-Advisors regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto; and (iii) in implementing its responsibilities in this area, assisting Invesco Aim in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee, which existed prior to 2008. During the fiscal year ended August 31, 2007 the Valuation Committee held five meetings on behalf of Short-Term Investments Trust. During the fiscal year ended March 31, 2007, the Valuation Committee held six meetings on behalf of Tax-Free Cash Reserve Portfolio.

     The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco Aim's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco Aim, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2007 for Short-Term Investments Trust and during the fiscal year ended March 31, 2007 for Tax-Free Investments Trust, the Special Market Timing Litigation Committee held one meeting.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolios and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with Invesco Aim is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2007 is set forth in Appendix D. Appendix D also provides information for Short-Term Investments Trust regarding compensation paid to Russell Burk, the Portfolios' Senior Vice-President and Senior Officer, during the year ended December 31, 2007.

Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with Invesco Aim.

     The trustees have also adopted a retirement policy that permits each non-Invesco Aim-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual Retirement benefits are available to each non-Invesco Aim-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the annual retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of ay retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payment based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, in such a case, the annual retirement benefit is subject to a reduction for early payment.

Deferred Compensation Agreements

     Messrs. Crockett, Edward K. Dunn (a former trustee), Fields, Frischling, and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODE OF ETHICS

     Invesco Aim, the Trust, and Invesco Aim Distributors, Inc. ("Invesco Aim Distributors") and the Sub-Advisors have adopted Codes of Ethics which apply to all AIM Fund trustees and officers, employees of Invesco Aim, the Sub-Advisors and their affiliates and governs among other things, personal trading activities of all such persons. The Codes of Ethics are intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds --Registered Trademark-- . Personal trading, including personal trading involving securities that may be purchased or held by the Portfolios within The AIM Family of Funds --Registered Trademark--, is permitted under the Code subject to certain restrictions; however employees are required to pre-clear all security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting securities held by the Portfolios to Invesco Institutional (as defined herein). Invesco Institutional will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Portfolio's proxy voting record.

     Information regarding how the Portfolios voted proxies related to their Portfolio securities during the 12 months ended June 30, 2007 is available, without charge, at our website, http://www.invescoaim.com. This information is also available at the SEC website, http://www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each Portfolio's shares by beneficial or record owners of such Portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Portfolio is presumed to "control" that Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     Organized in 1976, Invesco Aim serves as the investment advisor to the Portfolios. Along with its subsidiaries, Invesco Aim manages or advises over 225 investment portfolios encompassing a broad range of investment objectives. Invesco Aim is a direct, wholly owned subsidiary of Invesco Aim Management, a holding company that has been engaged in the financial services business since 1976. Invesco Aim Management is an indirect, wholly owned subsidiary of Invesco. Invesco and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of Invesco Aim are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, Invesco Aim supervises all aspects of the Portfolios' operations and provides investment advisory services to the Portfolios. Invesco Aim obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolios.

     Invesco Aim is also responsible for furnishing to the Portfolios, at Invesco Aim's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolios, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolios' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolios will pay or cause to be paid all expenses of the Portfolios not assumed by Invesco Aim, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to Trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the trust on behalf of the Portfolios in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolios' shareholders.

     Invesco Aim, at its own expense, furnishes to the Trust office space and facilities. Invesco Aim furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, Invesco Aim receives a monthly fee from the Portfolios calculated at the following annual rates, based on the average daily net assets of the Portfolios during the year. Each Portfolio allocates advisory fees to a class based on the relative net assets of each class.

            FUND NAME                           NET ASSETS              ANNUAL RATE
---------------------------------   ---------------------------------   -----------
     Liquid Assets Portfolio                    All Assets                 0.15%
       STIC Prime Portfolio                     All Assets                 0.15%
        Treasury Portfolio                      All Assets                 0.15%

  Government & Agency Portfolio                 All Assets                 0.10%
Government TaxAdvantage Portfolio           First $250 million             0.20%
                                    Over $250 million to $500 million      0.15%
                                         Amount over $500 million          0.10%
 Tax-Free Cash Reserve Portfolio            First $500 million             0.25%
                                         Amount over $500 million          0.20%

     Invesco Aim may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between Invesco Aim and the Portfolios.

     For each Portfolio, Invesco Aim has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolios' Board; and (vi) expenses that the Portfolios have incurred but did not actually pay because of an expense offset arrangement) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and to 0.22% for Tax-Free Cash Reserve Portfolio. Contractual fee waivers or reductions may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between Invesco Aim and the Portfolios.

     For STIC Prime Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio, Invesco Aim has contractually agreed through at least June 30, 2008 to waive advisory fees payable by each Portfolio in an amount equal to 100% of the advisory fee Invesco Aim receives from the Affiliated Money Market Funds as a result of the Portfolios' investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Portfolios and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies".

     The management fees payable by the Portfolios, the amounts waived by Invesco Aim and the net fee paid by the Portfolios for the last three fiscal years ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the last fiscal years ended March 31, 2007, for Tax-Free Cash Reserve Portfolio, are found in Appendix G.

INVESTMENT SUB-ADVISORS

     Invesco Aim has entered into a Master Intergroup Sub-Advisory Contract (the "Sub-Advisory Agreement") with certain affiliates to serve as Sub-Advisors to the Funds, pursuant to which these affiliated Sub-Advisors may be appointed by Invesco Aim from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated Sub-Advisors, each of which is a registered investment advisor under the Investment Advisers Act of 1940 are:

     Invesco Asset Management Deutschland GmbH ("Invesco Deutschland");

     Invesco Asset Management Limited ("Invesco Asset Management");

     Invesco Asset Management (Japan) Limited ("Invesco Japan");

     Invesco Australia Limited ("Invesco Australia");

     Invesco Global Asset Management (N.A.), Inc. ("Invesco Global");

     Invesco Hong Kong Limited ("Invesco Hong Kong");

     Invesco Institutional (N.A.), Inc. ("Invesco Institutional");

     Invesco Senior Secured Management, Inc. ("Invesco Senior Secured"); and

     AIM Funds Management Inc. ("AFMI") (AFMI anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31,
     2008); (each a "Sub-Advisor" and collectively, the "Sub-Advisors").

     Invesco Aim and each Sub-Advisor are indirect wholly owned subsidiaries of Invesco.

     The only fees payable to the Sub-Advisors under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco Aim will pay each Sub-Advisor a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco Aim receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Advisor shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco Aim, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisors under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco Aim receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco Aim, if any.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     Invesco Aim, Invesco Aim Distributors, the Portfolios' principal underwriter, or one of their affiliates ("Invesco Aim Affiliates") may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the AIM Funds or provide promotional and/or sales support on behalf of Invesco Aim and Invesco Aim Distributors with respect to the AIM Funds. Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit Invesco Aim and its affiliates, such as including the AIM Funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. In addition, Invesco Aim Affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers. These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing and administrative support payments are in addition to any fees paid by an AIM Fund, including Rule 12b-1 fees. Marketing and administrative support payments, whether a fixed payment or calculated as a percentage of assets attributable to a financial intermediary in a given AIM Fund, may be different for different financial intermediaries, and shall not exceed 0.25% of the average daily net assets of all shares attributable to the financial intermediary in any AIM Fund during a particular period. Moreover, where financial intermediaries provide services to the AIM Funds or an Invesco Aim Affiliate, the costs of providing the services and the package of services provided may differ. The Invesco Aim Affiliates do not make an independent assessment of the cost of such services. A list of financial intermediaries to whom Invesco Aim Affiliates paid marketing and/or administrative support payments during the prior calendar year is attached hereto as Appendix H. This list may not be current and changes over time.

     These payments could be significant to the financial intermediaries and may create an incentive for a financial intermediary to recommend or sell shares of the AIM Funds to its customers, thereby increasing the assets in the AIM Funds. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolios.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. Invesco Aim and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which Invesco Aim may perform or arrange for the provision of certain accounting and other administrative services to the Portfolios which are not required to be performed by Invesco Aim under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at last annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco Aim is entitled to receive from the Portfolios reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco Aim is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to Invesco Aim by the Portfolios for the last three fiscal years ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the last three fiscal years ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, are found in Appendix I.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. Invesco Aim Investment Services, Inc. ("Invesco Aim Investment Services"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of Invesco Aim, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and Invesco Aim Investment Services will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolios, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay Invesco Aim Investment Services an asset-based fee. Invesco Aim Investment Services may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     SUB-TRANSFER AGENT. Effective January 1, 2007, AFMI, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, began providing services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and Invesco Aim Investment Services. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by Invesco Aim Investment Services, as a sub-contractor.

     SUB-ACCOUNTING. The Trust and Invesco Aim Distributors have arranged for Invesco Aim Investment Services to offer sub-accounting services to shareholders of the Portfolios and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolios. Investors who purchase shares of the Portfolios for the account of others can make arrangements through the Trust or Invesco Aim Distributors for these sub-accounting services. In addition, shareholders utilizing AIM LINK --Registered Trademark-- may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolios. JP Morgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Portfolios.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolios, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolios and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolios' independent registered public accounting firm is responsible for auditing the financial statements of the Portfolios. The Audit Committee of the Board appointed PricewaterhouseCoopers, LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Portfolios. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisors have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisors' procedures do not materially differ from Invesco Aim's procedures discussed below.

BROKERAGE TRANSACTIONS

     Invesco Aim or the Sub-Advisor makes decisions to buy and sell securities for the Portfolios, selects broker-dealers (each, a "Broker"), effects the Portfolios' investment portfolio transactions, and where applicable, negotiates spreads on transactions. Invesco Aim and the Sub-Advisor's primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolios invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolios) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolios do not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however Invesco Aim may seek to enhance the yield of the Portfolios by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Invesco Aim may dispose of any portfolio security prior to its maturity if Invesco Aim believes such disposition and reinvestment of proceeds will enhance yield consistent with Invesco Aim's judgment as to desirable portfolio maturity structure or if Invesco Aim believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolios maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolios.

COMMISSIONS

     There were no brokerage commissions paid by the Portfolios for the last three fiscal years ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the last three fiscal years ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, to any Brokers affiliated with the Portfolios, Invesco Aim, Invesco Aim Distributors, the Sub-Advisors or any affiliates of such entities.

     The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolios may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolios follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     Invesco Aim's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolios is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolios, Invesco Aim considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. Invesco Aim's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolios is the Broker's ability to deliver or sell the relevant fixed income securities; however, Invesco Aim will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolios. Invesco Aim will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolios, Invesco Aim may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolios and/or the other accounts over which Invesco Aim and its affiliates have investment discretion.

     Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco Aim, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco Aim must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [Invesco Aim's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist Invesco Aim in the performance of its investment decision-making responsibilities. Accordingly, the Portfolios may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to Invesco Aim.

     Invesco Aim faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because Invesco Aim is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco Aim's expenses to the extent that Invesco Aim would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco Aim to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco Aim-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Aim-managed accounts, effectively cross subsidizing the other Invesco Aim-managed accounts that benefit directly from the product. Invesco Aim may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     Invesco Aim and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by Invesco Aim or Invesco Aim Capital Management, Inc. ("Invesco Aim Capital"), a subsidiary of Invesco Aim. In other words, certain fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of Invesco Aim and/or Invesco Aim Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by Invesco Aim are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by Invesco Aim Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by Invesco Aim Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by Invesco Aim. In certain circumstances, Invesco Aim Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by Invesco Aim or Invesco Aim Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of Invesco Aim and/or Invesco Aim Capital are also used to manage accounts of Invesco Aim Private Asset Management, Inc. ("IAPAM"), another Invesco Aim subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by Invesco Aim, Invesco Aim Capital and IAPAM. This cross-subsidization occurs in only one direction. Most of IAPAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used for Soft Dollar Products which may benefit the accounts managed by Invesco Aim, Invesco Aim Capital and IAPAM; however, IAPAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by Invesco Aim or Invesco Aim Capital.

     Invesco Aim and Invesco Aim Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco Aim and Invesco Aim Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco Aim uses soft dollars to purchase two types of Soft Dollar Products:

     -    proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to Invesco Aim through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco Aim periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco Aim receives from each Broker, Invesco Aim develops an estimate of each Broker's share of Invesco Aim clients' commission dollars. Invesco Aim attempts to direct trades to the firms to meet these estimates.

     Invesco Aim also uses soft dollars to acquire products from third parties that are supplied to Invesco Aim through Brokers executing the trades or other Brokers who "step in" to a transaction an receive a portion of the brokerage commission for the trade. Invesco Aim may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which Invesco Aim has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement Invesco Aim's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If Invesco Aim determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco Aim will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco Aim will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco Aim determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to Invesco Aim since the Brokers used by Invesco Aim tend to follow a more in-depth analysis of a broader universe of securities and other matters than Invesco Aim's staff can follow. In addition, such services provide Invesco Aim with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by Invesco Aim's clients, including the Portfolios. However, the Portfolios are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco Aim believes that because Broker research supplements rather than replaces Invesco Aim's research, the receipt of such research tends to improve the quality of Invesco Aim's investment advice. The advisory fee paid by the Funds is not reduced because Invesco Aim receives such services. To the extent the Portfolios' transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     Invesco Aim may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolios) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolios to their clients, or that act as agent in the purchase of a Portfolio's shares for their clients, provided that Invesco Aim believes such Brokers provide best execution and such transactions are executed in compliance with Invesco Aim's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. Invesco Aim will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

     Information concerning the Portfolios' acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and during the last fiscal year ended March 31, 2007 for Tax-Free Cash Reserve Portfolio is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     Invesco Aim and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts or investment companies may have investment objectives similar to the Portfolios. Occasionally, identical securities will be appropriate for investment by the Portfolios and also by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of more than one portfolio or by the Portfolios and one or more other accounts or investment companies, and is considered at or about the same time, Invesco Aim will allocate transactions in such securities among the Portfolios and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco Aim to be fair and equitable. Invesco Aim may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to Invesco Aim Investment Services at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to Invesco Aim Investment Services.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give Invesco Aim Investment Services all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolios for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to Invesco Aim Investment Services for correction of transactions involving Portfolio shares. If Invesco Aim Investment Services agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolios for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to Invesco Aim Investment Services in writing. Invesco Aim Investment Services may request additional documentation.

     Invesco Aim Investment Services may request that an intermediary maintain separate master accounts in the Portfolios for shares held by the intermediary
(a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of each Portfolio is $1.00. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The Board has established procedures designed to stabilize each Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolios intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolios' procedures which are designed to stabilize each Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolios' investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTIONS IN KIND

     The Portfolios do not intend to redeem shares representing an interest in the Portfolios in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number ("TIN") or, alternatively, a correctly completed and currently effective Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued), including exempt-interest dividends, in the case of any shareholder who fails to provide the Portfolios with a TIN and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Portfolios;

     2. the IRS notifies the Portfolios that the investor furnished an incorrect TIN;

     3. the investor or a Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

     4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. Invesco Aim or Invesco Aim Investment Services will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS - Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     Each Portfolio intends to declare any dividends on each business day and pay any dividends monthly; however, the Portfolios may declare and pay capital gain distributions more than once per year as permitted by law. Each Portfolio intends to distribute substantially all of its net investment income and net capital gains net income (excess of capital gains over capital losses). The Portfolios do not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to Invesco Aim Investment Services at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day for Government TaxAdvantage Portfolio, 5:00 p.m. Eastern time on that day for STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, and 6:00 p.m. Eastern time on that day for Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio.

     The dividends accrued and paid for each class of shares of the Portfolios will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolios to which such class relates, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to such Portfolios, less (b) expenses accrued for the applicable dividend period attributable to such Portfolios, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such Portfolios, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolios or the net income per share of a class of the Portfolios for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolios was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolios until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolios and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolios made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     Each Portfolio presently intends to elect under applicable Treasury regulations to treat any net capital loss and any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding taxable year in determining its taxable income for the current taxable year. Each Portfolio may also elect under the same regulations to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolios may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of a Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which such Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or, collectively, in the securities of certain publicly traded partnerships.

     If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolios on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including, for Tax-Free Cash Reserve Portfolio, in general, a disposition of a Municipal Security) purchased by the Portfolios at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolios held the debt obligation unless the Portfolios made an election to accrue market discount into income. If the Portfolios purchase a debt obligation that was originally issued at a discount, the Portfolios are generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolios may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS (ALL PORTFOLIOS). The Portfolios anticipate distributing substantially all of their investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of non-corporate shareholders.

     A Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolios currently intend to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% or 25%, depending on the nature of the capital gain, for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if a Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by its Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. As discussed above for Tax-Free Cash Reserve Portfolio, realized market discount on Municipal Securities, will generally be treated as ordinary income and not as capital gain.

     Subject to applicable Code limitations, the Portfolios will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining their investment company taxable income and net capital gain.

     Distributions by the Portfolios that do not constitute ordinary income dividends, exempt-interest dividends or capital gains will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares, any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolios will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolios (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolios into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolios) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     PORTFOLIO DISTRIBUTIONS (TAX-FREE CASH RESERVE PORTFOLIO ONLY). Tax-Free Cash Reserve Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

     AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends paid by the Portfolio to a non-corporate shareholder may not exceed the maximum applicable capital gains rate to non-corporate taxpayers. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Certain small corporations are wholly exempt from the AMT.

     Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolios are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

     BACKUP WITHHOLDING. The Portfolios may be required to withhold 28% of distributions. For more information refer to "Purchase, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions from U.S. withholding. Such a foreign shareholder would generally be exempt from U.S. withholding tax on dividends and distributions designed by a Portfolio as capital gain dividends paid from long-term capital gains, and (in the case of Tax-Free Cash Reserve Portfolio) exempt-interest dividends. Gain realized on the redemption of shares of a class, and amounts retained by a Portfolio that are designated as undistributed net capital gain would also be exempt. Additionally, dividends designated by a Portfolio as qualified interest income (from U.S. sources) and short-term capital gain are exempt from U.S. withholding tax, but such exemptions sunset and no longer apply to dividends paid with respect to the Portfolio's taxable years beginning after August 31, 2008, unless such exemptions are extended or made permanent. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. The exemptions for long-term and short-term capital gains do not apply if the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolios will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolios may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolios with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or go to www.irs.gov and search forms.

     Transfers by gift of shares of the Portfolios by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). Estates of non-resident alien shareholders dying after December 31, 2004 and before

January 1, 2008 (unless such provision is extended or made permanent), will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolios at the end of the quarter immediately preceding the non-resident alien shareholder's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits, and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolios, including the applicability of foreign tax.

     FOREIGN INCOME TAX. Investment income received by Liquid Assets Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of Liquid Assets Portfolio. The United States has entered into tax treaties with many foreign countries which entitle Liquid Assets Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 12, 2008. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolios.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     Effective December 7, 2007, Invesco Aim Distributors, as successor to Fund Management Company ("FMC"), became the distributor of the Trust. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolios' Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class (the "Plan"). The Portfolios, pursuant to the Plan, pay Invesco Aim Distributors the annual rate of 0.10% for Cash Management Class, 0.03% for Corporate Class, 0.75% for Personal Investment Class, 0.50% for Private Investment Class, 1.00% for Reserve Class and 0.20% for Resource Class of each Portfolio's average daily net assets.

     The Plan permits the Portfolios to expend amounts to finance any activity which is primarily intended to result in the sale of shares of the Portfolios ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolios to expend amounts to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolios and their Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolios; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolios; and
(viii) providing such other services as the Portfolios or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to Invesco Aim Distributors for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to Invesco Aim Distributors for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan is considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolios will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to Invesco Aim Distributors and/or Service Providers at any given time, the Portfolios will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolios pursuant to the Plan, Invesco Aim Distributors or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolios may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to each Portfolio's detriment during the period stated in the agreement between Invesco Aim Distributors and the Trust.

     Invesco Aim Distributors has contractually agreed through at least June 30, 2008 to waive 0.02%, 0.20%, 0.20% and 0.13% of average net assets of Liquid Assets Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class and Reserve Class, respectively; 0.02%, 0.20%, 0.20%, 0.13% and 0.04% of average net assets of STIC Prime Portfolio's, Treasury Portfolio's and Government & Agency Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively; and 0.02%, 0.20%, 025%, 0.13% and 0.04% of average net assets of Government TaxAdvantage Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments.

     Invesco Aim Distributors has contractually agreed through at least June 30, 2008, to waive 0.02%, 0.20%, 0.25%, 0.13% and 0.04% of average net assets of
Tax-Free Cash Reserve Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Portfolio's Prospectuses and may not be terminated or amended to each Portfolio's detriment during the period stated in the agreement between Invesco Aim Distributors and the Portfolios.

     Fees payable directly to Invesco Aim Distributors and Service Providers will be calculated at the end of each payment period for each business day of the Portfolios during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolios shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolios' shares are held. These payments are an obligation of the Portfolios and not of Invesco Aim Distributors. With respect to fees payable directly to Invesco Aim Distributors, Invesco Aim Distributors may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of Invesco Aim Distributors and not of the Portfolios.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of FINRA.

     See Appendix K for a list of the amounts paid by each class of shares of the Portfolios to Invesco Aim Distributors pursuant to the Plan for the year, or period, ended August 31, 2007 and Appendix L for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolios pursuant to the Plan for the year, or period, ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and year or period ended March 31, 2007 for Tax-Free Cash Reserve Portfolio.

     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolios and their respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolios and their shareholders include but are not limited to the following: (1) that Invesco Aim Distributors, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that Invesco Aim Distributors and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist Invesco Aim Distributors in maintaining and increasing the organizational strength needed to service the Portfolios; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolios.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolios or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolios (the "Distribution Agreement") with Invesco Aim Distributors, a registered broker-dealer and a wholly owned subsidiary of Invesco Aim, pursuant to which Invesco Aim Distributors acts as the distributor of the shares of each class of the Portfolios. The address of Invesco Aim Distributors is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to Invesco Aim Distributors should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with Invesco Aim Distributors. See "Management of the Trust."

     The Distribution Agreement provides Invesco Aim Distributors with the exclusive right to distribute the shares of each class of the Portfolios on a continuous basis directly and through other broker dealers with whom Invesco Aim Distributors has entered into selected dealer agreements. Invesco Aim Distributors has not undertaken to sell any specified number of shares of any classes of the Portfolios. The Distribution Agreement also provides that Invesco Aim Distributors will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolios) or Invesco Aim Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     Invesco Aim Distributors may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              FINANCIAL STATEMENTS

     The Portfolios' Financial Statements for the period ended August 31, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, and for the period ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, including the Financial Highlights and the reports of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from each Portfolio's Annual Report to shareholders contained in the Trust's Form N-CSR filed on November 9, 2007 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and June 7, 2007, for Tax-Free Cash Reserve Portfolio Tax-Free Cash Reserve Portfolios un-audited Semi-Annual report to shareholders, contained in the Trust's Form N-CSRs, filed on December 7, 2007, for the period ended September 30, 2007, including the Financial Highlights are incorporated by reference into this SAI.

     The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

                               PENDING LITIGATION

     Settled Enforcement Actions Related to Market Timing

     On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), Invesco Aim and Invesco Aim Distributors reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco Aim and Invesco Aim Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco Aim, which was done pursuant to the terms of the settlements. These two fair funds will be distributed in accordance with a methodology to be determined by Invesco Aim's independent distribution consultant, in consultation with Invesco Aim and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

     The AIM Funds expect that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by Invesco Aim's independent distribution consultant, as described above, and that payments from the two fair funds may be distributed in accordance with the terms of the IDC Plan. Invesco Aim has informed the AIM Funds that, as soon as practicable upon the SEC's issuance of such notice, Invesco Aim intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on Invesco Aim's website, available at http://www.invescoaim.com. Invesco Aim's website is not a part of this Statement of Additional Information or the prospectus of any AIM Fund. While the AIM Funds expect that the SEC will make the above-described notice available in the near future, neither Invesco Aim nor the AIM Funds are able to guarantee this or make any specific representation as to the actual timing of such notice's availability.

     Regulatory Action Alleging Market Timing

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and Invesco Aim Distributors entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and Invesco Aim Distributors violated the West Virginia securities laws. The WVASC orders Invesco Aim and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

     Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, Invesco Aim, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest;

and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, Invesco Aim, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix M-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix M-1.

     Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or Invesco Aim) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, Invesco Aim, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix M-2.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch.

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follow:

     AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

     A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA; Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred stock which are rated C are the lowest rates class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics; leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

     BB-B-CCC-CC-C:Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     NR: Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term "F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB"
- "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR: Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC: Default of some kind appears probable.

     C: Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1-: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+;"

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                      PERSONS TO WHOM INVESCO AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                             (AS OF MARCH 31, 2008)

                SERVICE PROVIDER                                           DISCLOSURE CATEGORY
------------------------------------------------   ------------------------------------------------------------------
ABN AMRO Financial Services, Inc.                  Broker (for certain AIM Funds)
Anglemyer & Co.                                    Analyst (for certain AIM Funds)
Ballard Spahr Andrews & Ingersoll, LLP             Legal Counsel
BB&T Capital Markets                               Broker (for certain AIM Funds)
Bear, Stearns Pricing Direct                       Pricing Vendor (for certain AIM Funds)
BOSC, Inc.                                         Broker (for certain AIM Funds)
BOWNE & Co.                                        Financial Printer
Brown Brothers Harriman & Co.                      Securities Lender (for certain AIM Funds)
Cabrera Capital Markets                            Broker (for certain AIM Funds)
CENVEO                                             Financial Printer
Charles River Systems, Inc.                        System Provider
Citigroup Global Markets, Inc.                     Broker (for certain AIM Funds)
Classic Printers Inc.                              Financial Printer
Color Dynamics                                     Financial Printer
Commerce Capital Markets                           Broker (for certain AIM Funds)
D.A. Davidson & Co.                                Broker (for certain AIM Funds)
Dechert LLP                                        Legal Counsel
Earth Color Houston                                Financial Printer
EMCO Press                                         Financial Printer
Empirical Research Partners                        Analyst (for certain AIM Funds)
Finacorp Securities                                Broker (for certain AIM Funds)
First Albany Capital                               Broker (for certain AIM Funds)
First Tryon Securities                             Broker (for certain AIM Funds)
F T Interactive Data Corporation                   Pricing Vendor
GainsKeeper                                        Software Provider (for certain AIM Funds)
GCom2 Solutions                                    Software Provider (for certain AIM Funds)
George K. Baum & Company                           Broker (for certain AIM Funds)
Glass, Lewis & Co.                                 System Provider (for certain AIM Funds)
Global Trend Alert                                 Analyst (for certain AIM Funds)
Greater Houston Publishers                         Financial Printer
Grover Printing                                    Financial Printer
Gulfstream Graphics Corp.                          Financial Printer
Hattier, Sanford & Reynoir                         Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.                   Broker (for certain AIM Funds)
Imageset                                           Financial Printer
iMoneyNet, Inc.                                    Rating & Ranking Agency (for certain AIM Funds)
Infinity Web, Inc.                                 Financial Printer
Initram Data, Inc.                                 Pricing Vendor
Institutional Shareholder Services, Inc.           Proxy Voting Service (for certain AIM Funds)
Invesco Aim Investment Services, Inc.              Transfer Agent
Invesco Senior Secured Management, Inc.            System Provider (for certain AIM Funds)
Investortools, Inc.                                Broker (for certain AIM Funds)
ITG, Inc.                                          Pricing Vendor (for certain AIM Funds)
J.P. Morgan Securities, Inc.                       Analyst (for certain AIM Funds)

                SERVICE PROVIDER                                           DISCLOSURE CATEGORY
------------------------------------------------   ------------------------------------------------------------------
JPMorgan Securities Inc.\Citigroup Global
   Markets Inc.\JPMorgan Chase Bank, N.A.          Lender (for certain AIM Funds)
Janney Montgomery Scott LLC                        Broker (for certain AIM Funds)
John Hancock Investment Management Services, LLC   Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP                                    Special Insurance Counsel
Kramer, Levin Naftalis & Frankel LLP               Legal Counsel
Lipper, Inc.                                       Rating & Ranking Agency (for certain AIM Funds)
Loan Pricing Corporation                           Pricing Service (for certain AIM Funds)
Loop Capital Markets                               Broker (for certain AIM Funds)
MarkIt Group Limited                               Pricing Vendor (for certain AIM Funds)
Merrill Communications, LLC                        Financial Printer
Mesirow Financial, Inc.                            Broker (for certain AIM Funds)
Moody's Investors Service                          Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.                      Broker (for certain AIM Funds)
Morrison Foerster LLP                              Legal Counsel
MS Securities Services, Inc. and Morgan Stanley
   & Co. Incorporated                              Securities Lender (for certain AIM Funds)
Muzea Insider Consulting Services, LLC             Analyst (for certain AIM Funds)
Ness USA                                           System provider
Noah Financial, LLC                                Analyst (for certain AIM Funds)
OMGEO Oasys                                        Trading System
Page International                                 Financial Printer
PCP Publishing                                     Financial Printer
Piper Jaffray                                      Analyst (for certain AIM Funds)
Prager, Sealy & Co.                                Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP                         Independent Registered Public Accounting Firm (for all AIM Funds)
Protective Securities                              Broker (for certain AIM Funds)
Ramirez & Co., Inc.                                Broker (for certain AIM Funds)
Raymond James & Associates, Inc.                   Broker (for certain AIM Funds)
RBC Capital Markets                                Analyst (for certain AIM Funds)
RBC Dain Rauscher Incorporated                     Broker (for certain AIM Funds)
Reuters America, LLC                               Pricing Service (for certain AIM Funds)
Robert W. Baird & Co. Incorporated                 Broker (for certain AIM Funds)
RR Donnelley Financial                             Financial Printer
Ryan Beck & Co.                                    Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation           Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.              Broker (for certain AIM Funds)
Signature                                          Financial Printer
Simon Printing Company                             Financial Printer
Southwest Precision Printers, Inc.                 Financial Printer
Standard and Poor's/Standard and Poor's
   Securities Evaluations, Inc.                    Pricing Service and Rating and Ranking Agency (each, respectively, for certain AIM Funds)
StarCompliance, Inc.                               System Provider
State Street Bank and Trust Company                Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain AIM Funds)
Sterne, Agee & Leach, Inc.                         Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated           Broker (for certain AIM Funds)
Stradley Ronon Stevens & Young, LLP                Legal Counsel
The Bank of New York                               Custodian and Securities Lender (each, respectively, for
                                                   certain AIM Funds)

                SERVICE PROVIDER                                           DISCLOSURE CATEGORY
------------------------------------------------   ------------------------------------------------------------------
The MacGregor Group, Inc.                          Software Provider
The Savader Group                                  Broker (for certain AIM Funds)
Thomson Information Services Incorporated          Software Provider
UBS Financial Services, Inc.                       Broker (for certain AIM Funds)
VCI Group Inc.                                     Financial Printer
Wachovia National Bank, N.A.                       Broker (for certain AIM Funds)
Western Lithograph                                 Financial Printer
Wiley Bros. Aintree Capital  L.L.C.                Broker (for certain AIM Funds)
William Blair & Co.                                Broker (for certain AIM Funds)
XSP, LLC\Solutions PLUS, Inc.                      Software Provider

                                   APPENDIX C
                              TRUSTEES AND OFFICERS

                              As of March 31, 2008

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                                                    OTHER
                                       TRUSTEE                                                                 TRUSTEESHIP(S)/
       NAME, YEAR OF BIRTH AND          AND/OR                                                                 DIRECTORSHIP(S)
      POSITION(S) HELD WITH THE        OFFICER                                                                     HELD BY
                TRUST                   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              TRUSTEE/DIRECTOR
------------------------------------   -------   -----------------------------------------------------   ---------------------------
INTERESTED PERSONS

Martin L. Flanagan(1) - 1960             2007    Executive Director, Chief Executive Officer and                 None
                                                 President, Trustee Invesco Ltd. (ultimate parent of
                                                 Invesco Aim and a global investment management firm);
                                                 Chairman, Invesco Aim Advisors, Inc. (registered
                                                 investment advisor); Director, Chairman, Chief
                                                 Executive Officer and President, IVZ Inc. (holding
                                                 company) and INVESCO North American Holdings, Inc.
                                                 (holding company); Chairman, Chief Executive Officer
                                                 and President, INVESCO Group Services, Inc. (service
                                                 provider); Trustee, The AIM Family of Funds
                                                 --Registered Trademark--, Vice Chairman, Investment
                                                 Company Institute; and Member of Executive Board, SMU
                                                 Cox School of Business

                                                 Formerly: Director, Chief Executive Officer and
                                                 President, Invesco Holding Company Limited (parent of
                                                 Invesco Aim and a global investment management firm);
                                                 Director, Invesco Ltd.; Chairman, Investment Company
                                                 Institute; and President, Co-Chief Executive Officer,
                                                 Co-President, Chief Operating Officer and Chief
                                                 Financial Officer, Franklin Resources, Inc. (global
                                                 investment management organization)

Philip A. Taylor(2) - 1954               2006    Director, Chief Executive Officer and President, AIM            None
Trustee and Executive Vice President             Mutual Fund Dealer Inc. (registered broker dealer),
                                                 Invesco Aim Advisors, Inc., AIM Funds Management Inc.
                                                 d/b/a INVESCO Enterprise Services (registered
                                                 investment advisor and registered transfer agent),
                                                 1371 Preferred Inc. (holding company), Trimark
                                                 Corporate Class Inc. (formerly AIM Trimark Global
                                                 Fund Inc.) (corporate mutual fund company) and AIM
                                                 Trimark Canada Fund Inc. (corporate mutual fund
                                                 company); Director, Chairman, Chief Executive Officer
                                                 and President, Invesco Aim Management Group, Inc.
                                                 (financial services holding company) and Invesco Aim
                                                 Capital Management, Inc. (registered investment
                                                 advisor); Director and President, INVESCO Funds
                                                 Group, Inc. (registered investment advisor and
                                                 registered transfer agent) and AIM GP Canada Inc.
                                                 (general partner for limited partnerships) Director,


----------
(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                                                                                                    OTHER
                                       TRUSTEE                                                                 TRUSTEESHIP(S)/
       NAME, YEAR OF BIRTH AND          AND/OR                                                                 DIRECTORSHIP(S)
      POSITION(S) HELD WITH THE        OFFICER                                                                     HELD BY
                TRUST                   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              TRUSTEE/DIRECTOR
------------------------------------   -------   -----------------------------------------------------   ---------------------------
                                                 Invesco Aim Distributors, Inc. (registered broker
                                                 dealer); Director and Chairman, Invesco Aim
                                                 Investment Services, Inc. (registered transfer agent)
                                                 and INVESCO Distributors, Inc. (registered broker
                                                 dealer); Director, President and Chairman, IVZ Callco
                                                 Inc. (holding company), INVESCO Inc. (holding
                                                 company) and AIM Canada Holdings Inc. (holding
                                                 company); Trustee, President and Principal Executive
                                                 Officer, The AIM Family of Funds --Registered
                                                 Trademark-- (other than AIM Treasurer's Series Trust,
                                                 Short-Term Investments Trust and Tax-Free Investments
                                                 Trust); Trustee and Executive Vice President, The AIM
                                                 Family of Funds --Registered Trademark-- (AIM
                                                 Treasurer's Series Trust, Short-Term Investments
                                                 Trust and Tax-Free Investments Trust only); and
                                                 Manager, Invesco PowerShares Capital Management LLC

                                                 Formerly: Director and Chairman, Fund Management
                                                 Company (former registered broker dealer); President
                                                 and Principal Executive Officer, The AIM Family of
                                                 Funds --Registered Trademark-- (AIM Treasurer's
                                                 Series Trust, Short-Term Investments Trust and
                                                 Tax-Free Investments Trust only); Chairman, AIM
                                                 Canada Holdings, Inc.; President, AIM Trimark Global
                                                 Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                                 Director, Trimark Trust (federally regulated Canadian
                                                 trust company)

INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944                 1993    Chairman, Crockett Technology Associates (technology    ACE Limited
Trustee and Chair                                consulting company)                                     (insurance company)
                                                                                                         ; and Captaris,
                                                                                                         Inc. (unified
                                                                                                         messaging provider)

Bob R. Baker - 1936                      2003    Retired                                                         None
Trustee

Frank S. Bayley - 1939                   2001    Retired
Trustee

                                                 Formerly: Partner, law firm of Baker & McKenzie and             None
                                                 Director, Badgley Funds, Inc. (registered investment
                                                 company) (2 portfolios)

James T. Bunch - 1942                    2003    Founder, Green, Manning & Bunch Ltd. (investment                None
Trustee                                          banking firm)

                                                 Formerly: Director, Policy Studies, Inc. and Van
                                                 Gilder Insurance Corporation

                                                                                                                    OTHER
                                       TRUSTEE                                                                 TRUSTEESHIP(S)/
       NAME, YEAR OF BIRTH AND          AND/OR                                                                 DIRECTORSHIP(S)
      POSITION(S) HELD WITH THE        OFFICER                                                                     HELD BY
                TRUST                   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              TRUSTEE/DIRECTOR
------------------------------------   -------   -----------------------------------------------------   ---------------------------
Albert R. Dowden - 1941                  2000    Director of a number of public and private business             None
Trustee                                          corporations, including the Boss Group, Ltd. (private
                                                 investment and management), Reich & Tang Funds
                                                 (Chairman) (registered investment company) (7
                                                 portfolios), Daily Income Fund (4 portfolios),
                                                 California Daily Tax Free Income Fund, Inc.,
                                                 Connecticut Daily Tax Free Income Fund, Inc. and New
                                                 Jersey Daily Municipal Income Fund, Inc., Annuity and
                                                 Life Re (Holdings), Ltd. (insurance company), and
                                                 Homeowners of America Holding Corporation (property
                                                 casualty company)

                                                 Formerly: Director, CompuDyne Corporation (provider
                                                 of product and services to the public security
                                                 market); Director, President and Chief Executive
                                                 Officer, Volvo Group North America, Inc.; Senior Vice
                                                 President, AB Volvo; Director of various affiliated
                                                 Volvo companies; and Director, Magellan Insurance
                                                 Company

Jack M. Fields - 1952                    1997    Chief Executive Officer, Twenty First Century Group,    Administaff
Trustee                                          Inc. (government affairs company); and Owner and
                                                 Chief Executive Officer, Dos Angelos Ranch, L.P.
                                                 (cattle, hunting, corporate entertainment)

                                                 Formerly: Chief Executive Officer, Texana Timber LP
                                                 (sustainable forestry company) and Discovery Global
                                                 Education Fund (non-profit)

Carl Frischling - 1937                   1980    Partner, law firm of Kramer Levin Naftalis and          Director, Reich &
Trustee                                          Frankel LLP                                             Tang Funds
                                                                                                         (15 portfolios)

Prema Mathai-Davis - 1950                1998    Formerly:  Chief Executive Officer, YWCA of the USA             None
Trustee

Lewis F. Pennock - 1942                  1981    Partner, law firm of Pennock & Cooper                           None
Trustee

Larry Soll - 1942                        2003    Retired                                                         None
Trustee

Raymond Stickel, Jr. - 1944              2005    Retired                                                         None
Trustee
                                                 Formerly:  Partner, Deloitte & Touche; and Director,
                                                 Mainstay VP Series Funds, Inc. (25 portfolios)

                                                                                                                    OTHER
                                       TRUSTEE                                                                 TRUSTEESHIP(S)/
       NAME, YEAR OF BIRTH AND          AND/OR                                                                 DIRECTORSHIP(S)
      POSITION(S) HELD WITH THE        OFFICER                                                                     HELD BY
                TRUST                   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              TRUSTEE/DIRECTOR
------------------------------------   -------   -----------------------------------------------------   ---------------------------
OTHER OFFICERS

Karen Dunn Kelley - 1960                 1989    Head of Invesco's World Wide Fixed Income and Cash              N/A
President and Principal Executive                Management Group; Director of Cash Management and
Officer                                          Senior Vice President, Invesco Aim Advisors, Inc. and
                                                 Invesco Aim Capital Management, Inc.; Executive Vice
                                                 President, Invesco Aim Distributors, Inc.; Senior
                                                 Vice President, Invesco Aim Management Group, Inc.;
                                                 President and Principal Executive Officer, The AIM
                                                 Family of Funds --Registered Trademark-- (AIM
                                                 Treasurer's Series Trust, Short-Term Investments
                                                 Trust and Tax-Free Investments Trust only); and Vice
                                                 President, The AIM Family of Funds --Registered
                                                 Trademark-- (other than AIM Treasurer's Series Trust,
                                                 Short-Term Investments Trust and Tax-Free Investments
                                                 Trust)

                                                 Formerly: Director and President, Fund Management
                                                 Company; Chief Cash Management Officer and Managing
                                                 Director, Invesco Aim Capital Management, Inc.; and
                                                 Vice President, Invesco Aim Advisors, Inc. and The
                                                 AIM Family of Funds --Registered Trademark-- (AIM
                                                 Treasurer's Series Trust, Short-Term Investments
                                                 Trust and Tax-Free Investments Trust only)

Russell C. Burk - 1958                   2005    Senior Vice President and Senior Officer, The AIM               N/A
Senior Vice President and Senior                 Family of Funds --Registered Trademark--
Officer
                                                 Formerly: Director of Compliance and Assistant
                                                 General Counsel, ICON Advisers, Inc.; Financial
                                                 Consultant, Merrill Lynch; and General Counsel and
                                                 Director of Compliance, ALPS Mutual Funds, Inc.

                                                                                                              OTHER
                                       TRUSTEE                                                            TRUSTEESHIP(S)/
       NAME, YEAR OF BIRTH AND          AND/OR                                                            DIRECTORSHIP(S)
      POSITION(S) HELD WITH THE        OFFICER                                                               HELD BY
                TRUST                   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        TRUSTEE/DIRECTOR
------------------------------------   -------   -----------------------------------------------------   ----------------
John M. Zerr - 1962                      2006    Director, Senior Vice President, Secretary and          N/A
Senior Vice President, Chief Legal               General Counsel, Invesco Aim Management Group, Inc.,
Officer and Secretary                            Invesco Aim Advisors, Inc. and Invesco Aim Capital
                                                 Management, Inc.; Director, Senior Vice President and
                                                 Secretary, Invesco Aim Distributors, Inc.; Director,
                                                 Vice President and Secretary, Invesco Aim Investment
                                                 Services, Inc. and INVESCO Distributors, Inc.;
                                                 Director and Vice President, INVESCO Funds Group,
                                                 Inc.; Senior Vice President, Chief Legal Officer and
                                                 Secretary, The AIM Family of Funds --Registered
                                                 Trademark--; and Manager, Invesco PowerShares Capital
                                                 Management LLC

                                                 Formerly: Director, Vice President and Secretary,
                                                 Fund Management Company; Vice President, Invesco Aim
                                                 Capital Management, Inc.; Chief Operating Officer,
                                                 Senior Vice President, General Counsel and Secretary,
                                                 Liberty Ridge Capital, Inc. (an investment adviser);
                                                 Vice President and Secretary, PBHG Funds (an
                                                 investment company); Vice President and Secretary,
                                                 PBHG Insurance Series Fund (an investment company);
                                                 General Counsel and Secretary, Pilgrim Baxter Value
                                                 Investors (an investment adviser); Chief Operating
                                                 Officer, General Counsel and Secretary, Old Mutual
                                                 Investment Partners (a broker-dealer); General
                                                 Counsel and Secretary, Old Mutual Fund Services (an
                                                 administrator); General Counsel and Secretary, Old
                                                 Mutual Shareholder Services (a shareholder servicing
                                                 center); Executive Vice President, General Counsel
                                                 and Secretary, Old Mutual Capital, Inc. (an
                                                 investment adviser); and Vice President and
                                                 Secretary, Old Mutual Advisors Funds (an investment
                                                 company)

Lisa O. Brinkley - 1959                  2004    Global Compliance Director, Invesco Ltd.; and Vice              N/A
Vice President                                   President, The AIM Family of
                                                 Funds--Registered Trademark--

                                                 Formerly: Senior Vice President, Invesco Aim
                                                 Management Group, Inc.; Senior Vice President and
                                                 Chief Compliance Officer, Invesco Aim Advisors, Inc.
                                                 and The AIM Family of Funds --Registered Trademark--;
                                                 Vice President and Chief Compliance Officer, Invesco
                                                 Aim Capital Management, Inc. and Invesco Aim
                                                 Distributors, Inc.; Vice President, Invesco Aim
                                                 Investment Services, Inc. and Fund Management
                                                 Company; and Senior Vice President and Compliance
                                                 Director, Delaware Investments Family of Funds

                                                                                                              OTHER
                                       TRUSTEE                                                            TRUSTEESHIP(S)/
       NAME, YEAR OF BIRTH AND          AND/OR                                                            DIRECTORSHIP(S)
      POSITION(S) HELD WITH THE        OFFICER                                                               HELD BY
                TRUST                   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        TRUSTEE/DIRECTOR
------------------------------------   -------   -----------------------------------------------------   ----------------
Kevin M. Carome - 1956                   2003    General Counsel, Secretary and Senior Managing          N/A
Vice President                                   Director, Invesco Ltd.; Director and Secretary,
                                                 Invesco Holding Company Limited , IVZ, Inc. and
                                                 INVESCO Group Services, Inc.; Director, INVESCO Funds
                                                 Group, Inc.; Secretary, INVESCO North American
                                                 Holdings, Inc.; and Vice President, The AIM Family of
                                                 Funds --Registered Trademark--

                                                Formerly: Director, Senior Vice President, Secretary
                                                 and General Counsel, Invesco Aim Management Group,
                                                 Inc. and Invesco Aim Advisors, Inc.; Senior Vice
                                                 President, Invesco Aim Distributors, Inc.; Director,
                                                 General Counsel and Vice President, Fund Management
                                                 Company; Vice President, Invesco Aim Capital
                                                 Management, Inc. and Invesco Aim Investment Services,
                                                 Inc.; Senior Vice President, Chief Legal Officer and
                                                 Secretary, The AIM Family of Funds --Registered
                                                 Trademark--; Director and Vice President, INVESCO
                                                 Distributors, Inc.; and Chief Executive Officer and
                                                 President, INVESCO Funds Group

Sidney M. Dilgren - 1961                 2004    Vice President , Invesco Aim Advisors, Inc. and           N/A
Vice President, Treasurer and                    Invesco Aim Capital Management, Inc.; and Vice
Principal Financial Officer                      President, Treasurer and Principal Financial Officer,
                                                 The AIM Family of Funds --Registered Trademark--

                                                 Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                                 Senior Vice President, Invesco Aim Investment
                                                 Services, Inc. and Vice President, Invesco Aim
                                                 Distributors, Inc.

Lance A. Rejsek - 1967                   2005    Anti-Money Laundering Compliance Officer, Invesco Aim     N/A
Anti-Money Laundering Compliance                 Advisors, Inc., Invesco Aim Capital Management, Inc.,
Officer                                          Invesco Aim Distributors, Inc., Invesco Aim
                                                 Investment Services, Inc., Invesco Aim Private Asset
                                                 Management, Inc. and The AIM Family of Funds
                                                 --Registered Trademark--

                                                 Formerly: Anti-Money Laundering Compliance Officer,
                                                 Fund Management Company; and Manager of the Fraud
                                                 Prevention Department, Invesco Aim Investment
                                                 Services, Inc.

                                                                                                              OTHER
                                       TRUSTEE                                                            TRUSTEESHIP(S)/
       NAME, YEAR OF BIRTH AND          AND/OR                                                            DIRECTORSHIP(S)
      POSITION(S) HELD WITH THE        OFFICER                                                               HELD BY
                TRUST                   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        TRUSTEE/DIRECTOR
------------------------------------   -------   -----------------------------------------------------   ----------------
Todd L. Spillane - 1958                  2006    Senior Vice President, Invesco Aim Management Group,    N/A
Chief Compliance Officer                         Inc.; Senior Vice President and Chief Compliance
                                                 Officer, Invesco Aim Advisors, Inc. and Invesco Aim
                                                 Capital Management, Inc.; Chief Compliance Officer,
                                                 The AIM Family of Funds --Registered Trademark--,
                                                 Invesco Global Asset Management (N.A.), Inc.
                                                 (registered investment advisor), Invesco
                                                 Institutional (N.A.), Inc. (registered investment
                                                 advisor), INVESCO Private Capital Investments, Inc.
                                                 (holding company), Invesco Private Capital, Inc.
                                                 (registered investment advisor) and Invesco Senior
                                                 Secured Management, Inc. (registered investment
                                                 advisor); and Vice President, Invesco Aim
                                                 Distributors, Inc. and Invesco Aim Investment
                                                 Services, Inc.

                                                 Formerly: Vice President, Invesco Aim Capital
                                                 Management, Inc. and Fund Management Company; Global
                                                 Head of Product Development, AIG-Global Investment
                                                 Group, Inc.; and Chief Compliance Officer and Deputy
                                                 General Counsel, AIG-SunAmerica Asset Management

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2007

                                                             Aggregate Dollar Range of
                                                             Equity Securities in All
                                                               Registered Investment
                                                               Companies Overseen by
                       Dollar Range of Equity Securities   Trustee in The AIM Family of
   Name of Trustee                 Per Fund                 Funds--Registered Trademark
--------------------   ---------------------------------   ----------------------------
Martin L. Flanagan                   - 0 -                         Over $100,000
Philip A. Taylor                     - 0 -                              -0-
Bob R. Baker                         - 0 -                         Over $100,000
Frank S. Bayley                      - 0 -                         Over $100,000
James T. Bunch                       - 0 -                        Over $100,000(3)
Bruce L. Crockett                    - 0 -                       Over $100,000(3)
Albert R. Dowden                     - 0 -                         Over $100,000
Jack M. Fields                       - 0 -                       Over $100,000(3)
Carl Frischling                      - 0 -                       Over $100,000(3)
Prema Mathai-Davis                   - 0 -                       Over $100,000(3)
Lewis F. Pennock                     - 0 -                         Over $100,000
Larry Soll                           - 0 -                       Over $100,000(3)
Raymond Stickel, Jr.                 - 0 -                         Over $100,000

----------
(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2007:

                             AGGREGATE COMPENSATION FROM THE          RETIREMENT                       TOTAL
                                       TRUSTS(1)(2)                    BENEFITS      ESTIMATED     COMPENSATION
                       --------------------   --------------------    ACCRUED BY       ANNUAL          FROM
                            SHORT-TERM             TAX-FREE            ALL AIM     BENEFITS UPON      ALL AIM
       TRUSTEE         INVESTMENTS TRUST(1)   INVESTMENTS TRUST(2)   FUNDS(3)(4)   RETIREMENT(5)     FUNDS(6)
--------------------   --------------------   --------------------   -----------   -------------   ------------
Bob R. Baker                 $41,767                 $4,776            $230,089       $177,882       $225,000
Frank S. Bayley               44,796                  5,128             160,600        126,750        241,000
James T. Bunch                38,739                  4,425             149,379        126,750        203,500
Bruce L. Crockett             79,197                  4,477              83,163        126,750        402,000
Albert R. Dowden              44,796                  5,128             105,204        126,750        242,000
Jack M. Fields                38,739                  4,425             104,145        126,750        210,000
Carl Frischling(7)            38,739                  4,425              91,932        126,750        210,000
Prema Mathai-Davis            40,571                  4,633             102,401        126,750        217,500
Lewis F. Pennock              38,739                  4,425              85,580        126,750        210,000
Ruth H. Quigley(8)            44,796                  5,128             187,330        126,750        242,000
Larry Soll, Ph.D.             38,739                  4,425             193,510        146,697        210,000
Raymond Stickel, Jr.          44,796                  5,067              77,561        126,750        230,750

      OFFICER

Russell Burk                  79,384                    N/A                 N/A            N/A            N/A

(1) Amounts shown are based on the fiscal year ended August 31, 2007. The total amount of compensation deferred by all trustees of Short-Term Investments Trust during the fiscal year ended August 31, 2007, including earnings, was $144,358.

(2) Amounts shown are based upon the fiscal year ended March 31, 2007. The total amount of compensation deferred by all trustees of Tax-Free Investments Trust during the fiscal year ended March 31, 2007, including earnings, was $15,026.

(3) During the fiscal year ended August 31, 2007, the total amount of expenses allocated to Short-Term Investments Trust in respect of such retirement benefits was $616,797.

(4) During the fiscal year ended March 31, 2007, the total amount of expenses allocated to Tax-Free Investments Trust in respect of such retirement benefits was $60,718.

(5) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(6) All trustees currently serve as trustees of 16 registered investment companies advised by Invesco Aim.

(7) During the fiscal year ended August 31, 2007, the Short-Term Investments Trust paid $179,886 in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Short-Term Investments Trust. During the fiscal year ended March 31, 2007, Tax-Free Investments Trust paid $17,015 in legal fees to Kramer Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Tax-Free Investments Trust. Mr. Frischling is a partner in such firm.

(8)  Miss Quigley retired effective January 1, 2008.

                                   APPENDIX E

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                           INVESCO AIM ADVISORS, INC.

INVESCO AIM PROXY VOTING GUIDELINES
(Effective as of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, "Invesco Aim").(1)

INTRODUCTION

OUR BELIEF

The AIM Funds Boards of Trustees and Invesco Aim's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco Aim's typical investment horizon.

Proxy voting is an integral part of Invesco Aim's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

PROXY ADMINISTRATION

The Invesco Aim Proxy Committee (the "Proxy Committee") consists of members representing Invesco Aim's Investments, Legal and Compliance departments. Invesco Aim's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company's Board of Directors.

IMPORTANT PRINCIPLES UNDERLYING THE INVESCO AIM PROXY VOTING GUIDELINES

I.   ACCOUNTABILITY

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

     - Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

          Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim's investment thesis on a company.

     - Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.

     - Auditors and Audit Committee members. Invesco Aim believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.

     - Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

     - Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

     - Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

     - Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

     - Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

     - Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.  INCENTIVES

Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

     - Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.

     - Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.

     - Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

     - Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. CAPITALIZATION

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.  MERGERS, ACQUISITIONS AND OTHER CORPORATE ACTIONS

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.   ANTI-TAKEOVER MEASURES

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.  SHAREHOLDER PROPOSALS ON CORPORATE GOVERNANCE

Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. SHAREHOLDER PROPOSALS ON SOCIAL RESPONSIBILITY

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim's typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. ROUTINE BUSINESS MATTERS

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

SUMMARY

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

EXCEPTIONS

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

SHARE-LENDING PROGRAMS

One reason that some portion of Invesco Aim's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"SHARE-BLOCKING"

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

INTERNATIONAL CONSTRAINTS

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

EXCEPTIONS TO THESE GUIDELINES

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim's products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines;
(2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

POLICIES AND VOTE DISCLOSURE

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

FOOTNOTES

(1) AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM CHINA FUND, AIM FLOATING RATE FUND, AIM GLOBAL REAL ESTATE FUND, AIM INTERNATIONAL CORE EQUITY FUND, AIM INTERNATIONAL TOTAL RETURN FUND, AIM JAPAN FUND, AIM LIBOR ALPHA FUND, AIM REAL ESTATE FUND, AIM S&P 500 INDEX FUND, AIM SELECT REAL ESTATE INCOME FUND, AIM STRUCTURED CORE FUND, AIM STRUCTURED GROWTH FUND, AIM STRUCTURED VALUE FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, SERIES C and SERIES M are available at our website, http://www.invescoaim.com.

                     Proxy policy applies to the following:
                   INVESCO ASSET MANAGEMENT DEUTSCHLAND, GMBH

                                 (INVESCO LOGO)

                               PROXY VOTING POLICY

                    INVESCO ASSET MANAGEMENT DEUTSCHLAND GMBH

                                                                   December 2007

                                 GENERAL POLICY

INVESCO has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will on a fund by fund basis, decide whether it will vote proxies and if so, for which parts of the portfolio it will voted for. If INVESCO decides to vote proxies, it will do so in accordance with the procedures set forth below. If the client retains in writing the right to vote or if INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith, it will refrain from voting.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and direct ISS how to vote the proxies as described below.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel or senior officers seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Voting Committee (PVC) of the International Structured Products Group. Upon review of the documentation and consultation with the individual and others as the PVC deems appropriate, the PVC together with the Compliance Officer may make a determination to override the ISS voting recommendation if they determine that it is in the best economic interests of clients.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information.

                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall determine how the proxy is to be voted and instruct accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Compliance Officer.

The following are examples of situations where a conflict may exist:

     - Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

     - Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

     - Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity and where clients' funds are invested in that company's shares, it will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the INVESCO person to report any real or potential conflict of interest of which such individual has actual knowledge to the Compliance Officer, who shall present any such information to the Head of Continental Europe Compliance. However, once a particular conflict has been reported to the Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Voting Committee (PVC) of the International Structured Products Group shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, the Proxy Voting Committee (PVC) of the International Structured Products Group must notify INVESCO's Compliance Officer with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee and to the Head of Continental Europe Compliance. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

                           ISS PROXY VOTING GUIDELINES

A copy of the most recent ISS Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION

     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

                                                  ------------------------------
                                                            Print Name


------------------------------                    ------------------------------
             Date                                            Signature

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                        INVESCO ASSET MANAGEMENT LIMITED

                                INVESCO PERPETUAL

                         POLICY ON CORPORATE GOVERNANCE

1.   INTRODUCTION

     INVESCO PERPETUAL (IP) has adopted a clear and considered policy towards its responsibility as a shareholder. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the US Department of Labour Interpretive Bulletins.

2.   RESPONSIBLE VOTING

     IP has a responsibility to optimise returns to its clients. As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

     IP considers that shareholder activism is fundamental to good Corporate Governance. Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.

     One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients. As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I - Voting on non-UK/European shares)

     IP considers that the voting rights attached to its clients' investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:

     i) To protect the rights of its clients

     ii) To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

     iii) To protect the long-term value of its clients' investments.

     It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

     IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.

     Note: Share Blocking

     Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

3.   VOTING PROCEDURES

     IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.

     IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

     IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower).

4.   DIALOGUE WITH COMPANIES

     IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.

     Specifically when considering resolutions put to shareholders, IP will pay attention to the companies' compliance with the relevant local requirements. In addition, when analysing the company's prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

     -    Nomination and audit committees

     -    Remuneration committee and directors' remuneration

     -    Board balance and structure

     -    Financial reporting principles

     -    Internal control system and annual review of its effectiveness

     -    Dividend and Capital Management policies

5.   NON-ROUTINE RESOLUTIONS AND OTHER TOPICS

     These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such would be all SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).

     Apart from the three fundamental voting objectives set out under `Responsible Voting' above, considerations that IP might apply to non-routine proposals will include:

     i) The degree to which the company's stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

     ii)  What other companies have done in response to the issue

     iii) Whether implementation would achieve the objectives sought in the proposal

     iv)  Whether the matter is best left to the Board's discretion.

6.   EVALUATION OF COMPANIES' CORPORATE GOVERNANCE ARRANGEMENTS

     IP will, when evaluating companies' governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.

7.   DISCLOSURE

     On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that

     (i) in IP's discretion, to do so does not conflict with the best interests of other clients and

     (ii) it is understood that IP will not be held accountable for the expression of views within such voting instructions and

     (iii) IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding 3 months will not normally be provided.

Note: The record of votes will reflect the voting instruction of the relevant
      Fund Manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

                                   APPENDIX I

                        VOTING ON NON-UK/EUROPEAN SHARES

When deciding whether to exercise the voting rights attached to its clients' non-UK/European shares, IP will take into consideration a number of factors. These will include:

     - the likely impact of voting on management activity, versus the cost to the client

     - the portfolio management restrictions (e.g. share blocking) that may result from voting

     -    the preferences, where expressed, of clients

Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.

SHARE BLOCKING

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                    INVESCO ASSET MANAGEMENT (JAPAN) LIMITED

                               (Quick Translation)

                    INTERNAL RULES ON PROXY VOTING EXECUTION

(PURPOSE)

ARTICLE 1

INVESCO Asset Management (Japan) Limited (referred to as "INVESCO" thereafter)] assumes a fiduciary responsibility to vote proxies in the best interest of its trustors and beneficiaries. In addition, INVESCO acknowledges its responsibility as a fiduciary to vote proxies prudently and solely for the purpose of maximizing the economic values of trustors (investors) and beneficiaries. So that it may fulfill these fiduciary responsibilities to trustors (investors) and beneficiaries , INVESCO has adopted and implemented these internal rules reasonably designed to ensure that the business operations of the company to invest are appropriately conducted in the best interest of shareholders and are always monitored by the shareholders.

(PROXY VOTING POLICY)

ARTICLE 2

INVESCO exercises the voting right in the best interest of its trustors and beneficiaries not in the interests of the third parties. The interests of trustors and beneficiaries are defined as the increase of the value of the enterprise or the expansion of the economic value of the shareholders or to protect these values from the impairment.

(VOTING EXERCISE STRUCTURE)

ARTICLE 3

Please refer to the Article 2 of Proxy Voting basic Policy as per attached.

(PROXY VOTING GUIDELINES)

ARTICLE 4

Please refer to Proxy Voting Guidelines (Attachment 2).

(PROXY VOTING PROCESS)

ARTICLE 5

1. DOMESTIC EQUITIES

     (1) Notification on the shareholder meeting will be delivered to Operations from trustee banks which will be in turn forwarded to the person in charge of equities investment. The instruction shall be handled by Operations.

     (2) The person in charge of equities investment scrutinizes the subjects according to the "Screening Standard" and forward them to the proxy voting committee ("Committee").

     (3) In case of asking for the outside counsel, to forward our proxy voting guidelines("Guidelines") to them beforehand and obtain their advice

     (4) In either case of b. or c., the person in charge shall make proposal to the committee to ask for their "For", "Against", "Abstention", etc.

     (5) The committee scrutinizes the respective subjects and approves/disapproves with the quorum of two thirds according to the Guidelines.

     (6) In case where as to the subject which the Committee judges as inappropriate according to the Guidelines and/or the subject which cannot obtain the quorum, the Committee will be held again to discuss the subject.

2. FOREIGN EQUITIES

     (1) As to the voting exercise of the foreign equities, we shall consider the manners and customs of the foreign countries as well as the costs.

     (2) As to the voting process, the above process of the domestic equities shall be accordingly adjusted and applied.

(DISCLOSURE OF INFORMATION)

ARTICLE 6

In case of the request from the customers, we can disclose the content.

(VOTING RECORD)

ARTICLE 7

-    The Committee preserves the record of Attachment 1 for one year.

- The administration office is the Investment Division which shall preserve all the related documents of this voting process.

- Operations which handle the instruction shall preserve the instruction documents for 10 years after the termination of the ITM funds or the termination of the investment advisory contracts.

Article 8 and addendum are omitted.

PROXY VOTING BASIC POLICY

1.   Basic Thought on Proxy Voting

     - INVESCO makes efforts to maximize the entrusted assets in terms of fiduciary duties in investing the funds entrusted by the trustors (investors) and the beneficiaries.

     - For the purpose of maximizing the invested assets and the value of the equities, INVESCO always monitors the invested companies to operate appropriately as a shareholder in the best interests of the shareholders.

     - From the above point of view, INVESCO has adopted and implemented this Proxy Voting Basic Policy and Proxy Voting Policy and Procedure to fulfill the proxy voting rights properly.

     - In exercising the proxy voting rights, INVESCO fulfills the voting rights in the benefits of the trustors (investors) and the beneficiaries not in the benefits of the third parties.

2.   Voting Process and Structure

     - INVESCO establishes the Proxy Voting Committee (referred to as "Committee" thereafter) which executes the proxy voting rights.

     - The Committee is composed of the chairman who is designated by Japanese Management Committee (referred to as "J-Mac" thereafter) and the members appointed by the chairman. Persons in charge of Investment Division and Legal & Compliance Division shall be mandatory members.

     - The Committee has been delegated the judgment power to execute the voting right from the J-Mac.

     - The Committee has worked out the subjects according to the pre-determined "Screening Standard" in terms of benefits of the shareholders and executes the voting rights based on the "Proxy Voting Guidelines".

     - The Committee is occasionally taken the advice from the outside parties according to the "Proxy Voting Guidelines".

          The Committee is held on a monthly basis and the result of the voting execution is to be reported to J-Mac on a monthly basis at least.

3.   Screening Standard

     For the purpose of efficient voting execution, INVESCO implements the following screening criteria. The companies fallen under this screening criteria shall be scrutinized according to "Voting Guidelines".

     (1)  Quantitative Standard

          1) Low profit margin of operational income and recurrent income for certain periods

          2)   Negative Net Assets/Insolvency

          3)   Extremely High Dividend Ratios or Low Dividend Ratios

     (2)  Qualitative Standard

          1) In breach of the substantial laws or anti-social activities for the past one year

          2) Impairment of the interests of the shareholders for the past one year

     (3)  Others

          1) External Auditor's Audit Report with the limited auditor's opinion

          2)   Shareholders' proposals

4.   Proxy Voting Guidelines

     (1)  General Subjects

          1)   Any violation of laws and anti-social activities?

          2) Inappropriate disclosure which impairs the interests of shareholders ?

          3)   Enough Business Improvement Efforts ?

     (2)  Subjects on Financial Statements
          Any reasonable reasons for Interest Appropriation/Loss Disposal ?

     (3)  Amendments to Articles of Incorporations, etc
          Any possibility of the limitation to the shareholder's rights ?

     (4)  Directors/Statutory Auditors
          Appointment of the unqualified person, or inappropriate amount of payment/gifts to the unqualified person?

     (5) Capital Policy/Business Policy Unreasonable policy in terms of maximization of the shareholders' interests ?

     (6)  Others

          1)   Shareholder's Proposals
          Contribution to the increase of the shareholders' economic interests ?

          2)   Appointment of Auditor
          Any problem of independency ?

Voting Screening Criteria & Decision Making Documents             (Attachment 1)

Company Name [ ]                                     Year         Month

Screening Criteria[_]Quantitative Criteria[ ]consolidated or[ ] single[ ][ ]

                                                                Yes        No
Consecutive unprofitable settlements for the past 3 years    ________  _________

Consecutive Non dividend payments for the past 3 years       ________  _________

Operational loss for the most recent fiscal year             ________  _________

Negative net assets for the most recent fiscal year          ________  _________

Less than 10% or more than 100% of the dividend ratios for
the most recent fiscal year                                  ________  _________

Screening Criteria/Qualitative Criteria

                                                                Yes        No
Substantial breach of the laws/anti-social activities for
the past one year                                            ________  _________

If Yes, describe the content of the breach of the law/anti-social activities [ ]

Others, especially, any impairment of the value of the
shareholders for the past one year                           ________  _________

If Yes, describe the content of the impairment of the value of shareholders:__________________________________________________________

Others

                                                                Yes        No
External Auditor's report with the limited auditor's
opinion                                                      ________  _________

Shareholder's proposal                                       ________  _________

Person in charge of equities   Initial____________   Signature__________________
investment__________________

-    If all Nos . No objection to the agenda of the shareholders' meeting

- If one or more Yes .(Person in charge of equities investment shall fill Out the blanks below and forward to the Committee)

Proposal on Voting Execution____________________________________________________

Reason for judgment_____________________________________________________________

Chairman_______  For____  Against_____  Initial________  Signature______________
Member_________  For____  Against_____  Initial________  Signature______________
Member_________  For____  Against_____  Initial________  Signature______________
Member_________  For____  Against_____  Initial________  Signature______________
Member_________  For____  Against_____  Initial________  Signature______________
Member_________  For____  Against_____  Initial________  Signature______________

                                                                  (Attachment 2)

Proxy Voting Guidelines

1. PURPORT OF GUIDELINES

Pursuant to Article 2 of Proxy Voting Policy and Procedure, INVESCO has adopted and implemented the following guidelines and hereby scrutinizes and decides the subjects one by one in light of the guidelines.

2. GUIDELINES

     (1) General Subjects

          1)   Any violation of laws and anti-social activities ?

                    - To scrutinize and judge respectively the substantial impact over the company's business operations by the above subjects or the impairment of the shareholders' economic value.

          2) Inappropriate disclosure which impairs the interests of shareholders ?

                    - To scrutinize and judge respectively the potential impairment of the shareholder's economic value.

          3)   Enough Business Improvement Efforts ?

                    - Although the continuous extremely unprofitable and the extremely bad performance, the management is in short of business improvement efforts. To scrutinize and judge respectively the cases.

     (2) Subjects on Financial Statements

          1)   Interest Appropriation Plan

               (1)  Interest Appropriation Plan (Dividends)

                    - To basically approve unless the extremely overpayment or minimum payment of the dividends

               (2) Interest Appropriation Plan (Bonus payment to corporate officers)

                    - To basically agree but in case where the extremely unprofitable, for example, the consecutive unprofitable and no dividend payments or it is apparent of the impairment of the shareholder's value, to request to decrease the amount or no bonus payment.

               (3) To basically disagree to the interest appropriation plan if no dividend payments but to pay the bonus to the corporate officers without prior assessment.

          2)   Loss Disposal Plan
                    To scrutinize and judge respectively

     (3) Amendments to Articles of Incorporation, etc.
          1.   Company Name Change/Address Change, etc.
          2.   Change of Purpose/Method of Public Announcement
          3.   Change of Business Operations, etc.
          4.   Change of Stipulations on Shareholders/Shareholders Meeting
          5. Change of Stipulations on Directors/Board of Directors/Statutory Auditors

                    - To basically approve however, in case of the possibility of the limitation to the shareholders' rights, to judge respectively

     (4) Subjects on Corporate Organization

          1) Composition of Board of Directors Meeting, etc
               - To basically approve the introduction of "Committee Installation Company "or "Substantial Asset Control Institution"

               - To basically approve the introduction of the corporate officer institution. Provided, however, that in case where all directors are concurrent with those committee members and the institutions, to basically disagree. In case of the above introduction, to basically disapprove to the decrease of the board members or adjustment of the remuneration.

          2) Appointment of Directors
               - To basically disagree in case where the increase of the board members which is deemed to be overstaffed and no explanatory comments on the increase. In case of 21 or more board members, to respectively judge.

               - To basically disagree the re-appointment of the existing directors in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

          3) Appointment of Outside Directors
               - To basically agree after the confirmation of its independency based on the information obtained from the possible data sources.

               -    To basically disagree the decrease in number.

               - To basically disagree the job concurrence of the competitors' CEO, COO,CFO or concurrence of the outside directors of 4 or more companies.

               - To basically disagree in case of no-independence of the company

               - To basically disagree the extension of the board of directors' term.

          4) Appointment of Statutory Auditors
               - To basically disagree the appointment of the candidate who is appointed as a director and a statutory auditor by turns.

               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

          5) Appointment of Outside Statutory Auditors
               - To basically disagree in case where the outside statutory auditor is not actually the outside auditor (the officer or employee of the parent company, etc.)

               - To basically disagree in case where the reason of the decrease in the number is not clearly described.

               - To basically agree in case where the introduction of the "Statutory Auditor Appointment Committee" which includes plural outside statutory auditors.

     (5)  Officer Remuneration/officer Retirement Allowances

          1)   Officer Remuneration

               - To basically disagree the amendment of the officer remuneration (unless the decrease in amount or no payment) in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

               - To basically disagree and scrutinize respectively in case where no sufficient explanation of the substantial increase (10% or more per head), or no decrease of the remuneration amount if the number of the officers decrease.

          2)   Officer Retirement Allowance

               -    To basically approve

               - To basically disapprove in case where the payment of the allowance to the outside statutory auditors and the outside directors.

               - To basically disapprove in case where the officer resigned or retired during his/her assignment due to the scandal of the breach of the laws and the anti-social activities.

               - To basically disagree in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

     (2)  Capital Policy/Business Policy

          1)   Acquisition of Own shares

               -    To basically approve

               - To basically approve the disposition of the own sharers if the disposition ratio of less than 10% of the total issued shares and the shareholders' equities. In case of 10% or more, to respectively scrutinize.

          2)   Capital Reduction
                    To basically disagree in case where the future growth of the business might be substantially decreased.

          3)   Increase of the authorized capital
                    To basically disagree in case of the substantial increase of the authorized capital taking into consideration the dilution of the voting right (10% or more) and incentive.

          4) Granting of the stock options to Directors, Statutory Auditors and Employees

               -    To basically approve

               - To basically disagree in case where the substantial dilution of the value of the stocks (the potential dilution ration is to increase 5% of the total issued stock number) will occur and accordingly decrease of the shareholders' interests.

               - To basically disagree in case where the exercise price is deviated by 10% or more from the market value as of the fiscal year-end

               - To basically disagree the decrease of the exercise price (re-pricing)

                    - To basically disagree in case where the exercise term remains less than 1 year.

                    - To basically disagree in case the scope of the option granted objectives (transaction countereparties)is not so closely connected with the better performance.

          5)   Mergers and Acquisitions

               - To basically disagree in case where the terms and conditions are not advantageous and there is no assessment base by the thirdparty.

               - To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable in comparison with the business strategy.

          6)   Business Transfer/Acceptance

                    To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable and extremely unprofitable in comparison with the business strategy.

          7)   Capital Increase by the allocation to the thirdparties

               -    To basically analyze on a case by case basis

               - Provided, however, that to basically approve in case where the companies under the financial difficulties executes as the restructuring of the business.

     (7)  Others

          1)   Appointment of Accountant

               -    To basically approve

               -    To basically disapprove on suspicion of its independency.

               - To scrutinize the subjects in case where the decline of the re-appointment due to the conflict of the audit policy.

          2)   Shareholders' proposal

               To basically analyze on a case by case basis

               The basic judgment criterion is the contribution to the increase of the shareholders' value. However, to basically disapprove in case where to maneuver as a method to resolve the specific social and political problems.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                            INVESCO AUSTRALIA LIMITED

                               PROXY VOTING POLICY

1.   Purpose of this Policy

     INVESCO recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way INVESCO represents its clients in matters of corporate governance is through the proxy voting process.

     This document sets out INVESCO's policy in relation to proxy voting. It has been approved by the INVESCO Australia Limited Board.

2.   Scope

     This policy applies to all INVESCO portfolios with the following exceptions:

     - "index" or "index like" funds where, due to the nature of the funds, INVESCO will generally abstain from voting;

     - private client or discrete wholesale mandates, where the voting policy has been agreed within the mandate;

     - where investment management of an international fund has been delegated to an overseas AMVESCAP or INVESCO company, proxy voting will rest with that delegated manager.

3.   Policy

     In accordance with industry practices and the IFSA standard on proxy voting, our policy is as follows:

     - INVESCO's overriding principle is that votes will be cast in the best economic interests of investors.

     - INVESCO's intention is to vote on all Australian Company shareholder resolutions however it recognises that in some circumstances it would be inappropriate to vote, or its vote may be immaterial. INVESCO will generally abstain from voting on "routine" company resolutions (eg approval of financial accounts or housekeeping amendments to Articles of Association or Constitution) unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question (a significant proportion in this context means 5% or more of the market capitalisation of the company).

     - INVESCO will always vote on the following issues arising in company Annual General Meetings where it has the authority to do so on behalf of clients.

          - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

          -    employee and executive share and option schemes;

          -    approval of changes of substantial shareholdings;

          -    mergers or schemes of arrangement; and

          -    approval of major asset sales or purchases.

     - Management agreements or mandates for individually-managed clients will provide direction as to who has responsibility for voting.

     - In the case of existing management agreements which do not contain a provision concerning voting authority or are ambiguous on the subject, INVESCO will not vote until clear instructions have been received from the client.

     - In the case of clients who wish to place special conditions on the delegation of proxy voting powers, INVESCO will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

     - In considering proxy voting issues arising in respect of unit-holders in managed investment schemes, INVESCO will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit-holders in the scheme as a whole. INVESCO cannot accept instructions from individual unit-holders as to the exercise of proxy voting authority in a particular instance.

     - In order to facilitate its proxy voting process, INVESCO may retain a professional proxy voting service to assist with in-depth proxy research, vote execution, and the necessary record keeping.

4.   Reporting and Disclosure

     A written record will be kept of the voting decision in each case, and of the reasons for each decision (including abstentions).

     INVESCO will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 - Proxy Voting.

5.   Conflicts of Interest

     All INVESCO employees are under an obligation to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of clients.

     INVESCO acknowledges that conflicts of interest do arise and where a conflict of interest is considered material, INVESCO will not vote until a resolution has been agreed upon and implemented.

                              PROXY POLICY APPLIES
                                TO THE FOLLOWING:
                            INVESCO HONG KONG LIMITED

                            INVESCO HONG KONG LIMITED

                               PROXY VOTING POLICY

                                  8 APRIL 2004

TABLE OF CONTENTS

Introduction                                                                 2
1. Guiding Principles                                                        3
2. Proxy Voting Authority                                                    4
3. Key Proxy Voting Issues                                                   7
4. Internal Admistration and Decision-Making Process                        10
5. Client Reporting                                                         12

INTRODUCTION

     This policy sets out Invesco's approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

     Invesco's proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

1. GUIDING PRINCIPLES

     1.1 Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

     1.2 The sole objective of Invesco's proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients' investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients' economic interests, or to favour a particular client or other relationship to the detriment of others.

     1.3 Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder's role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise's Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

     1.4 The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

     1.5 Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

2. PROXY VOTING AUTHORITY

     2.1 An important dimension of Invesco's approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

     2.2 An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco's role would be both to make voting decisions on clients' behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

     2.3 In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

     2.4   INDIVIDUALLY-MANAGED CLIENTS

     2.4.1 As a matter of general policy, Invesco believes that unless a client's mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client's interests alone.

     2.4.2 The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

     2.4.3 In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

     2.4.4 While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

     2.4.5 In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

     2.4.6 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY                              VOTING                              AUTHORITY

Individually-Managed                                                     Clients

Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

     2.5   POOLED FUND CLIENTS

     2.5.1 The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

     2.5.2 These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

     2.5.3 As in the case of individually-managed clients who delegate their proxy voting authority, Invesco's accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager's broader client relationship and reporting responsibilities.

     2.5.4 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

PROXY VOTING AUTHORITY

Pooled Fund Clients

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

3. KEY PROXY VOTING ISSUES

     3.1 This section outlines Invesco's intended approach in cases where proxy voting authority is being exercised on clients' behalf.

     3.2 Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

     3.3 Invesco applies two underlying principles. First, our interpretation of 'material voting issues' is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' portfolios through investment performance and client service.

     3.4 In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

     3.5   PORTFOLIO MANAGEMENT ISSUES - ACTIVE EQUITY PORTFOLIOS

     3.5.1 While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

     3.5.2 In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco's approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients' portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

     3.5.3 Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

KEY VOTING ISSUES

Major Corporate Proposals

Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

     - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

     -    approval of changes of substantial shareholdings;

     -    mergers or schemes of arrangement; and

     -    approval of major asset sales or purchases.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Invesco's approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.

     3.6  ADMINISTRATIVE ISSUES

     3.6.1 In addition to the portfolio management issues outlined above, Invesco's proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients' behalf.

     3.6.2 There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

     3.6.3 In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

     3.6.4 While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

     3.6.5 These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a "yes" vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

     3.6.6 Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES

Administrative Constraints

In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

A significant proportion in this context means 5% or more of the market capitalisation of the company.

4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS
--------------------------------------------------------------------------------

     4.1 The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:

-----------------
     COMPANY
-----------------
        |
        |    Notice Paper
       \|/
 -----------------------------------------------------------------------------------
| Custodian | Custodian | Custodian | Custodian | Custodian | Custodian | Custodian |   (etc)
|    No.1   |    No.2   |    No.3   |    No.4   |    No.5   |    No.6   |    No.7   |
 -----------------------------------------------------------------------------------
                |    /|\
Courier /       |     |
Fax Advice     \|/    |
------------------------
IAL Settlement Team     <--------
------------------------         |
                   |             |
                   |    Memo     |
                  \|/            |
------------------------         |
     Primary Equity              |   Advice decision
Investment Manager for           |    (return email)
     relevant market             |
------------------------         |
                   |             |
                   |    Decision |
                  \|/            |
------------------------         |
          Vote          ---------
------------------------

4.2 As shown by the diagram, a central administrative role is performed by our Settlement Team, located within the Client Administration section. The initial role of the Settlement Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3 A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4 Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

4.5 The voting decision is then documented and passed back to the Settlement Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Settlement Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6 A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting "season", when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco's ability to influence a custodian's service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7 The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

The voting decision will be made by the Primary Investment Manager responsible for the market in question.

A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients' behalf.

Invesco's ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

5.   CLIENT REPORTING

5.1  Invesco will keep records of its proxy voting activities.

5.2 Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2 The following points summarise Invesco's policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client's mandate):

CLIENT REPORTING

Where proxy voting authority is being exercised on a client's behalf, a statistical summary of voting activity will be provided on request as part of the client's regular quarterly report.

Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                       INVESCO INSTITUTIONAL (N.A.), INC.
                  INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.
                     INVESCO SENIOR SECURED MANAGEMENT, INC.

                                 (INVESCO LOGO)

                              PROXY VOTING POLICIES

                                       AND

                                   PROCEDURES

                                                                   April 1, 2006

                                 GENERAL POLICY

INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

PROXY COMMITTEE

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.

The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.

PROXY COMMITTEE MEETINGS

When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.

The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:

     (1)  describe any real or perceived conflict of interest,

     (2)  discuss any procedure used to address such conflict of interest,

     (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and

     (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.

                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

     - Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

     - Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

     - Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

                           ISS PROXY VOTING GUIDELINES

A copy of the most recent ISS US Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION

     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.


                                        ----------------------------------------
                                                       Print Name


_________________________________       ----------------------------------------
                Date                                    Signature

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                   INVESCO TRIMARK INVESTMENT MANAGEMENT INC.

                                 - PROXY VOTING

Policy Number: B-6  Effective Date: May 1, 2001  Revision Date: November 6, 2006

PURPOSE AND BACKGROUND

In its trusteeship and management of mutual funds, AIM Trimark acts as fiduciary to the unitholders and must act in their best interests.

APPLICATION

AIM Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the "US Funds") (collectively, the "Funds"). Proxies for the funds distributed by AIM Trimark Investments and managed by an affiliate or a third party (a "Sub-Advisor") will be voted in accordance with the Sub-Advisor's policy, unless the sub-advisory agreement provides otherwise.

The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Guidelines, as amended from time to time, a copy of which is attached to this policy.

When a proxy is voted against management's recommendation, the portfolio manager will provide to the CIO the reasons in writing for any vote in opposition to management's recommendation.

AIM Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.

RECORDS MANAGEMENT

The Investment Department will endeavour to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds

          -    A record of all proxies received;

          -    a record of votes cast;

          - a copy of the reasons for voting against management; and for the US Funds

          -    the documents mentioned above; and

          - a copy of any document created by AIM Trimark that was material to making a decision how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.

AIM Trimark has a dedicated Central Proxy Administrator who manages all proxy voting materials. Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.

Once a circular is received, the Administrator verifies that all shares and Funds affected are correctly listed. The Administrator then gives a copy of the proxy summary to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.

Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent. The external service provider retains on behalf of AIM Trimark a record of the votes cast and agrees to provide AIM Trimark with a copy of proxy records promptly upon request. The service provider must make all documents available to AIM Trimark for a period of 6 years.

In the event that AIM Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where AIM Trimark carries on business in Canada and ii) for a period of 3 years thereafter at the same location or at any other location.

REPORTING

The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by AIM Trimark Investments and managed by a Sub-Advisor. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.

In accordance with NI 81-106, proxy voting records for all Canadian mutual funds for years ending June 30th are posted on AIM Trimark's websites. The AIM Trimark Compliance department will review the proxy voting records held by AIM Trimark on an annual basis.

                             AIM TRIMARK INVESTMENTS

                    PROXY VOTING GUIDELINES (APRIL 17, 2006)

PURPOSE

The purpose of this document is to describe AIM Trimark's general guidelines for voting proxies received from companies held in AIM Trimark's Toronto-based funds. Proxy voting for the funds managed on behalf of AIM Trimark on a sub-advised basis (i.e. by other AMVESCAP business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, AIM Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.

INTRODUCTION

AIM Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.

As a general rule, AIM Trimark shall vote against any actions that would:

          -    reduce the rights or options of shareholders,

          - reduce shareholder influence over the board of directors and management,

          - reduce the alignment of interests between management and shareholders, or

          -    reduce the value of shareholders' investments.

At the same time, since AIM Trimark's Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company's board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.

While AIM Trimark's proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

CONFLICTS OF INTEREST

When voting proxies, AIM Trimark's portfolio managers assess whether there are material conflicts of interest between AIM Trimark's interests and those of unitholders. A potential conflict of interest situation may include where AIM Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm AIM Trimark's relationship with the company. In all situations, the portfolio managers will not take AIM Trimark's relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the Chief Investment Officer any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process.

BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company's home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes in an uncontested election of directors are evaluated on a CASE-BY-CASE basis, considering factors that may include:

          -    Long-term company performance relative to a market index,

          -    Composition of the board and key board committees,

          -    Nominee's attendance at board meetings,

          - Nominee's time commitments as a result of serving on other company boards,

          -    Nominee's investments in the company,

          -    Whether the chairman is also serving as CEO, and

          -    Whether a retired CEO sits on the board.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering factors that may include:

          - Long-term financial performance of the target company relative to its industry,

          -    Management's track record,

          -    Background to the proxy contest,

          -    Qualifications of director nominees (both slates),

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

          -    Stock ownership positions.

MAJORITY THRESHOLD VOTING FOR DIRECTOR ELECTIONS

We will generally vote FOR proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

REIMBURSEMENT OF PROXY SOLICITATION EXPENSES

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a CASE-BY-CASE basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

          - Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

          -    Majority of independent directors;

          -    All-independent key committees;

          -    Committee chairpersons nominated by the independent directors;

          - CEO performance is reviewed annually by a committee of outside directors; and

          -    Established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS

While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for shareholder proposals that request that the board's audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote FOR proposals that require a certain percentage of a director's compensation to be in the form of common stock.

SIZE OF BOARDS OF DIRECTORS

We believe that the number of directors is important to ensuring the board's effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a CASE-BY-CASE basis taking into consideration the specific company circumstances.

CLASSIFIED OR STAGGERED BOARDS

In a classified or staggered board, directors are typically elected in two or more "classes", serving terms greater than one year.

We prefer the annual election of all directors and will generally NOT SUPPORT proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a CASE-BY-CASE basis.

DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION

We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors' liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote FOR proposals that limit directors' liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

RATIFICATION OF AUDITORS

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote FOR the reappointment of the company's auditors unless:

          - It is not clear that the auditors will be able to fulfill their function;

          - There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          - The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

DISCLOSURE OF AUDIT VS. NON-AUDIT FEES

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally SUPPORT proposals that call for this disclosure.

COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a CASE-BY-CASE basis taking into consideration the general principles described above):

CASH COMPENSATION AND SEVERANCE PACKAGES

We will generally SUPPORT the board's discretion to determine and grant appropriate cash compensation and severance packages.

EQUITY BASED PLANS - DILUTION

We will generally vote AGAINST equity-based plans where the total dilution (including all equity-based plans) is excessive.

EMPLOYEE STOCK PURCHASE PLANS

We will generally vote FOR the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a CASE-BY-CASE basis.

LOANS TO EMPLOYEES

We will vote AGAINST the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a CASE-BY-CASE basis.

STOCK OPTION PLANS - BOARD DISCRETION

We will vote AGAINST stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

STOCK OPTION PLANS - INAPPROPRIATE FEATURES

We will generally vote AGAINST plans that have any of the following structural features:

          - ability to re-price "underwater" options without shareholder approval,

          - ability to issue options with an exercise price below the stock's current market price,

          -    ability to issue "reload" options, or

          -    automatic share replenishment ("evergreen") features.

STOCK OPTION PLANS - DIRECTOR ELIGIBILITY

While we prefer stock ownership by directors, we will SUPPORT stock option plans for directors as long as the terms and conditions of director options are clearly defined and are reasonable.

STOCK OPTION PLANS - REPRICING

We will vote FOR proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

STOCK OPTION PLANS - VESTING

We will vote AGAINST stock option plans that are 100% vested when granted.

STOCK OPTION PLANS - AUTHORIZED ALLOCATIONS

We will generally vote AGAINST stock option plans that authorize allocation of 25% or more of the available options to any one individual.

STOCK OPTION PLANS - CHANGE IN CONTROL PROVISIONS

We will vote AGAINST stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

COMMON STOCK AUTHORIZATION

We will review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

DUAL CLASS SHARE STRUCTURES

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote AGAINST proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.

STOCK SPLITS

We will vote FOR proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

We will vote FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

SHARE REPURCHASE PROGRAMS

We will vote AGAINST proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

REINCORPORATION

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote FOR proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will NOT BE SUPPORTED if solely as part of an anti-takeover defense or as a way to limit directors' liability.

MERGERS & ACQUISITIONS

We will vote FOR merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

          -    will result in financial and operating benefits,

          -    have a fair offer price,

          -    have favourable prospects for the combined companies, and

          - will not have a negative impact on corporate governance or shareholder rights.

SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We SUPPORT efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a CASE-BY-CASE basis with consideration of factors such as:

          - the proposal's impact on the company's short-term and long-term share value,

          -    its effect on the company's reputation,

          -    the economic effect of the proposal,

          -    industry and regional norms applicable to the company,

          -    the company's overall corporate governance provisions, and

          -    the reasonableness of the request.

We will generally SUPPORT shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

          - the company has failed to adequately address these issues with shareholders,

          - there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

          - the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally NOT SUPPORT shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

ORDINARY BUSINESS PRACTICES

We will generally SUPPORT the board's discretion regarding shareholder proposals that involve ordinary business practices.

PROTECTION OF SHAREHOLDER RIGHTS

We will generally vote FOR shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

BARRIERS TO SHAREHOLDER ACTION

We will generally vote FOR proposals to lower barriers to shareholder action.

SHAREHOLDER RIGHTS PLANS

We will generally vote FOR proposals to subject shareholder rights plans to a shareholder vote.

OTHER

We will vote AGAINST any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote AGAINST any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     All information listed below is as of January 31, 2008.

LIQUID ASSETS PORTFOLIO

                                CASH                                 PERSONAL    PRIVATE
                             MANAGEMENT  CORPORATE   INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                CLASS      CLASS         CLASS        CLASS       CLASS       CLASS        CLASS
                             ----------  ----------  -------------  ----------  ----------  ----------  ----------
                             PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
   NAME AND ADDRESS OF        OWNED OF    OWNED OF      OWNED OF     OWNED OF    OWNED OF    OWNED OF    OWNED OF
    PRINCIPAL HOLDER           RECORD      RECORD        RECORD       RECORD      RECORD      RECORD      RECORD
---------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
AIM Fund of Funds
   Attn:  Brian Smith
   11 Greenway Plaza
   Suite 100
   Houston, TX 77046              --           --         8.37%          --          --           --         --

Bank of New York
   Attn:  Frank Notaro
   One Wall Street
   2nd Floor
   New York, NY 10286           7.52%          --           --           --       10.22%          --         --

CoBank CMP
   PO Box 5110
   Denver, CO 80217               --           --           --        12.19%         --        26.24%     12.13%

Credit Suisse
   Attn:  Eileen Duff
   Eleven Madison Ave.
   New York, NY 10010          14.49%       10.32%          --           --          --           --         --

Fifth Third Securities
   Attn: John Hoeting
   38 Fountain Square Plaza
   Cincinnati, OH 45263           --        38.83%          --           --          --           --         --

FNBB-Community First
   Attn:  Sheila Esteve
   PO Box 80579
   Baton Rouge, LA 70898          --           --           --           --          --        32.92%        --

Goldman Sachs
   Attn:  Rene Godin
   71 South Wacker Dr.
   Suite 500
   Chicago, IL 60606              --         8.53%          --           --          --           --      10.39%

GPC Securities (NSCC)
   P.O. Box 105779
   Atlanta, GA 30348              --           --           --        35.57%         --           --         --

                                         CASH                                 PERSONAL     PRIVATE
                                      MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                        CLASS        CLASS       CLASS         CLASS       CLASS       CLASS       CLASS
                                      ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                      PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
         NAME AND ADDRESS OF           OWNED OF    OWNED OF      OWNED OF     OWNED OF    OWNED OF    OWNED OF    OWNED OF
          PRINCIPAL HOLDER              RECORD      RECORD        RECORD       RECORD      RECORD      RECORD      RECORD
------------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
  Guaranty Bank
    Buck Boyer
    8333 Douglas, Ste 820
    Dallas, TX 75225                       --          --            --          6.36%     25.19%         --          --

  Guaranty Group
    Attn:  Martha Dunn
    8333 Douglas Ave
    Dallas, TX 75250                       --          --            --            --      11.72%         --          --

  Harris Methodist
    Attn:  Sandy Reeves
    611 Ryan Plaza Dr
    6th Floor, Ste 630
    Arlington, TX 76011                    --          --            --            --         --          --       14.44%

  Huntington Investment
    41 S High St., Ninth Fl.
    Columbus, OH 43287                     --          --            --            --         --          --        5.19%

  Microsoft Capital
    6100 Neil Road
    Reno, NV 89511                         --          --          8.73%           --         --          --          --

  Mellon
    Attn: Pam Palmer
    P.O. Box 710
    Pittsburgh, PA 15230                   --        8.22%           --            --         --          --          --

  Mellon Global Cash Management
    Three Mellon Center
    Room 2501
    Pittsburgh, PA 15259                 5.80%         --            --            --         --          --          --

  Morgan Stanley
    Attn:  Bill Carney
    1 Pierrepont Plaza
    7th Floor
    Brooklyn, NY 11201                  12.57%         --         10.08%           --         --          --       10.02%

  Oppenheimer & Co. Inc.
    125 Broad St 16th FL
    New York, NY 10004                   5.32%         --            --          5.42%        --          --        5.33%

  Pershing Omnibus
    Attn:  Daniel Quinn
    1 Pershing Plaza
    Jersey City, NJ 07399                  --          --            --            --         --       22.12%         --

  State Street Bank FBO
    Cash Sweep Support Group
    Josiah Quincy Bldg 5N
    200 Newport Ave
    N. Quincy, MA 02171                  9.99%         --            --            --         --          --          --

  Springfield
    Attn:  Brenda Stroh
    3400 West Wabash
    Springfield, IL 62707                  --          --            --          5.33%        --          --          --

  Sunguard
    Times Bldg.
    336 Fourth Ave
    Pittsburgh, PA 15222                   --       26.22%           --            --         --          --          --

  Texas Capital
    Attn:  Kitty Ramzy
    2100 McKinney Ave.
    Suite 900
    Dallas, TX 75201                       --          --            --         10.27%        --          --          --

                                         CASH                                 PERSONAL     PRIVATE
                                      MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                        CLASS        CLASS       CLASS         CLASS       CLASS       CLASS       CLASS
                                      ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                      PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
         NAME AND ADDRESS OF           OWNED OF    OWNED OF      OWNED OF     OWNED OF    OWNED OF    OWNED OF    OWNED OF
          PRINCIPAL HOLDER             RECORD       RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
------------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
  Union Bank Trust
    Attn: LaVonna Bowden
    P.O. Box 85484
  San Diego, CA 92186                    8.13%         --            --            --         --          --          --

  Wachovia (NSCC)
    Attn:  Commissions
    10700 Wheat First Dr
  Glen Allen, VA 23060                     --          --            --            --      17.57%         --       13.69%

  Wedbush (NSCC)
    1000 Wilshire Blvd
    9th Floor
    Los Angeles, CA 90030                  --          --            --          9.70%        --          --          --

  Wilmington Trust Co
    Attn: Tony Snyder
    1100 North Market St
    Wilmington, DE 19890                   --          --            --            --       7.78%         --          --

  Woodforest Sweep Account
    3101 West Davis
    Conroe, TX 77304                       --          --            --          7.60%        --          --          --

STIC PRIME PORTFOLIO

                                         CASH                                 PERSONAL     PRIVATE
                                      MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                        CLASS        CLASS       CLASS         CLASS       CLASS       CLASS       CLASS
                                      ----------  ----------  -------------  ----------  ----------  ----------  ----------
         NAME AND ADDRESS OF          PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
          PRINCIPAL HOLDER             OWNED OF    OWNED OF      OWNED OF     OWNED OF    OWNED OF    OWNED OF    OWNED OF
                                       RECORD       RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
------------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
  Bank of NY
    One Wall Street
    2nd Floor
    Attn:  Frank Notaro
    New York, NY 10286                  15.34%         --            --            --      10.77%         --          --

  Bank of New York
    Attn: Anne Marie Blondin
    101 Barclay St 3W
    New York, NY 10286                     --          --            --            --         --       16.59%         --

  Citicorp, N.A.
    Attn:  Olivia McIntyrel
    333 West 34th Street
    3rd Floor
    New York, NY 10001                     --          --          6.46%           --         --          --          --

  Citigroup (NSCC)
    333 West 34th St
    Mutual Funds/ Commission/Trading
    3rd Floor
    New York, NY 10001                  15.70%         --            --            --         --          --          --

  Frost Direct
    Attn:  Karen Banks
    PO Box 2358
    San Antonio, TX 78299                  --          --            --          7.62%     26.39%         --          --

                                         CASH                                 PERSONAL     PRIVATE
                                      MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                        CLASS        CLASS       CLASS         CLASS       CLASS       CLASS       CLASS
                                      ----------  ----------  -------------  ----------  ----------  ----------  ----------
         NAME AND ADDRESS OF          PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
          PRINCIPAL HOLDER             OWNED OF    OWNED OF      OWNED OF     OWNED OF    OWNED OF    OWNED OF    OWNED OF
                                       RECORD       RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
------------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
  Frost Sweep
    Attn:  Karen Banks
    PO Box 2358
    San Antonio, TX 78299                  --          --            --         77.82%      9.30%         --          --

  Frost Capital Markets
    PO Box 600
    San Antonio, TX 78296                  --       28.55%           --            --         --          --          --

  Frost National
    Muir & Co
    C/O Frost
    PO Box 2479
    San Antonio, TX 78298               16.95%         --         23.34%         9.25       9.22%         --          --

  Goldman Sachs
    Attn:  Rene Godin
    71 South Wacker Dr
    Ste 500
    Chicago, IL 60606                      --          --          5.13%           --         --          --        9.29%

  Guaranty Bank
    Buck Boyer
    8333 Douglas Ave.
    Suite 820
    Dallas, TX 75225                       --          --            --            --       9.35%         --          --

  Huntington Investment
    41 S High St., Ninth Fl
    Columbus, OH 43287                     --          --            --            --       9.59%         --          --

  Nabank & Co.
    P.O. Box 2180
    Tulsa, OK 74101                        --          --            --            --         --          --       14.09%

  PaineWebber Chicago
    1 North Wacker Dr
    Suite 2500
    Chicago, IL 60606                      --          --          5.88%           --         --          --          --

  Peace Health
    15325 S.E. 30th Place
    Suite 300
    Bellevue, WA 98007                     --       65.41%           --            --         --          --          --

  Provident Savings Sweep
    Attn:  Lorraine Rathjen
    830 Bergen Avenue
    Jersey City, NJ 07306                  --          --            --            --         --       42.53%         --

  Raymond James (NSCC)
    880 Carillon Pkwy
    St. Petersburg, FL 33716             6.67%       5.50%           --            --         --          --          --

  Scott & Stringfellow, Inc.
    909 E. Main St.
    Richmond, VA 23219                     --          --            --            --         --          --       24.07%

  STAR Financial Bank
    6230 Bluffton Rd.
    Ft. Wayne, IN 46809                    --          --            --            --         --       30.94%         --

  Sun Gard
    Times Bldg
    336 Fourth Ave
    Pittsburgh, PA 15222                   --          --          5.16%           --         --          --          --

  UBS Financial (NSCC)
    Newport Center III
    499 Washington Blvd
    Jersey City, NJ 07310                8.24%         --            --            --         --          --          --

                                    CASH                                 PERSONAL     PRIVATE
                                 MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                    CLASS      CLASS        CLASS         CLASS       CLASS       CLASS       CLASS
                                 ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                 PERCENTAGE  PERCENTAGE   PERCENTAGE    PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF               OWNED OF    OWNED OF     OWNED OF      OWNED OF    OWNED OF    OWNED OF    OWNED OF
 PRINCIPAL HOLDER                  RECORD      RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
-------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
US Bank
   Attn: ACM Dept
   PO box 1787
   Milwaukee, WI 53201               --         --          6.90%          --            --         --           --
Wachovia (NSCC)
   Attn: Commissions
   10700 Wheat First Dr.
   Glen Allen, VA 23060              --         --            --           --          9.01%        --           --
WCMLLC
   Attn: Money Funds
   Mail COD NC 0675
   Bldg. 1B1
   1525 West W.T. Harris Blvd.
   Charlotte, NC 28262               --         --            --           --            --         --        28.27%

TREASURY PORTFOLIO

                                    CASH                                 PERSONAL     PRIVATE
                                 MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                    CLASS      CLASS        CLASS         CLASS       CLASS       CLASS       CLASS
                                 ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                 PERCENTAGE  PERCENTAGE   PERCENTAGE    PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF               OWNED OF    OWNED OF     OWNED OF      OWNED OF    OWNED OF    OWNED OF    OWNED OF
 PRINCIPAL HOLDER                  RECORD      RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
-------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
Bank of New York
   Attn: Frank Notaro
   One Wall Street
   2nd Floor
   New York, NY 10286              21.20%         --         12.30%         --        31.54%         --         --
Bear Stearns
   Attn: Jimmy Angelaras
   1 Metrotech Center North
   Brooklyn, NY 11021              51.21%         --            --          --           --          --         --
Bank of New York Brussels
   Attn: Mario Bautista
   35 Avenue des Arts
   Brussels B-1040                 14.11%         --            --          --           --          --         --
Bear Stearns -CTC
   Attn: Jeff Bailin or
   Linda Burke 101 Carnegie
   Center Princeton, NJ 08540         --       41.89%           --          --           --          --         --

Bear Stearns
   Attn: Denise DiLorenzo
   1 Metrotech Center
   Brooklyn, NY 11021                 --        7.35%           --          --           --          --         --
Carey and Company
   c/o Huntington Trust Co.
   7 Easton Oval
   Columbus, OH 43219                 --          --            --          --           --          --       7.38%
Commerce Bank Corp
   101 Haddonfield Road
   2nd Floor
   Cherry Hill, NJ 08002              --          --            --          --           --       26.30%        --

                                    CASH                                 PERSONAL     PRIVATE
                                 MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                    CLASS      CLASS        CLASS         CLASS       CLASS       CLASS       CLASS
                                 ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                 PERCENTAGE  PERCENTAGE   PERCENTAGE    PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF               OWNED OF    OWNED OF     OWNED OF      OWNED OF    OWNED OF    OWNED OF    OWNED OF
 PRINCIPAL HOLDER                  RECORD      RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
-------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
Frost Direct
   Attn:  Karen Banks
   PO Box 2358
   San Antonio, TX 78299             --           --           --         10.69%       5.98%         --          --
Frost Sweep
   Attn:  Karen Banks
   PO Box 2358
   San Antonio, TX 78299             --           --           --         68.79%       5.94%         --          --
Frost National
   Muir & Co
   C/O Frost
   PO Box 2479
   San Antonio, TX 78298             --           --        18.04%          --           --          --          --
Guaranty Bank
   Attn:  Buck Boyer
   8333 Douglas Avenue
   Suite 820
   Dallas, TX 75225                  --           --           --          9.95%         --          --          --
Mellon
   Attn: Pam Palmer
   P.O. Box 710
   Pittsburgh, PA 15230              --         8.59%          --           --           --          --          --
Morgan Stanley
   Attn:  Bill Cairney
   1 Pierrepont Plaza
   7th Floor
   Brooklyn, NY 11201                --           --        15.08%          --           --          --          --
Nabank & Co
   P.O. Box 2180
   Tulsa, OK 74101                   --           --         5.50%          --           --          --          --
Pershing Omnibus
   Attn:  Daniel Quinn
   1 Pershing Plaza
   Jersey City, NJ 07399             --           --           --           --           --       30.36%         --
Provident Savings Sweep
   Attn:  Lorraine Rathjen
   830 Bergen Ave
   Jersey City, NJ 07306             --           --           --           --           --       30.45%         --
Road Runner & Co
   Josiah Quincy Bld 5N
   Newport Avenue
   N. Quincy, MA 02171               --           --         7.06%          --           --          --          --
Robert W. Baird (NSCC)
   PO Box 672
   777 E. Wisconsin Ave
   Milwaukee, WI 53202               --           --           --           --           --          --       14.06%
Sovereign Bank, New England
  C/O Chase Enterprises
   280 Trumbull Street
   Hartford, CT 06103                --           --           --           --           --          --        8.76%
SunGuard
   Times Bldg.
   336 Fourth Ave
   Pittsburgh, PA 15222              --         6.46%        9.69%          --           --          --          --
US Bank
   1555 N. Rivercenter Dr Ste
   302 Milwaukee, WI 53212           --           --           --           --           --          --       31.46%

                                    CASH                                 PERSONAL     PRIVATE
                                 MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                    CLASS      CLASS        CLASS         CLASS       CLASS       CLASS       CLASS
                                 ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                 PERCENTAGE  PERCENTAGE   PERCENTAGE    PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF               OWNED OF    OWNED OF     OWNED OF      OWNED OF    OWNED OF    OWNED OF    OWNED OF
 PRINCIPAL HOLDER                  RECORD      RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
-------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
Wachovia Cap Mkts Subaccts
   Attn: Money Funds
   Mail COD NC 0675
   Bldg 1B1
   1525 West W.T. Harris Blvd.
   Charlotte, NC 28262               --         8.15%         --            --           --         --           --
Wachovia (NSCC)
   Attn: Commisions
   10700 Wheat First Dr.
   Glen Allen, VA 23060              --           --          --            --           --         --        11.01%
WCMLLC
   Attn: Money Funds
   Mail COD NC 0675
   Bldg. 1B1
   1525 West W.T. Harris Blvd.
   Charlotte, NC 28262               --        23.03%         --            --           --         --        12.00%
Zions
   Attn: Trust Dept - Liz King
   PO Box 30880
   Salt Lake City, UT 84130          --           --          --            --        25.64%        --           --
Zions
   Attn: Robyn Broadhead
   1 Main St
   Salt Lake City, UT 84111          --           --          --            --        11.57%        --           --

GOVERNMENT & AGENCY PORTFOLIO

                                    CASH                                 PERSONAL     PRIVATE
                                 MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                    CLASS      CLASS        CLASS         CLASS       CLASS       CLASS       CLASS
                                 ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                 PERCENTAGE  PERCENTAGE   PERCENTAGE    PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF               OWNED OF    OWNED OF     OWNED OF      OWNED OF    OWNED OF    OWNED OF    OWNED OF
 PRINCIPAL HOLDER                  RECORD      RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
-------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
Bear Stearns
   Attn: Jimmy Angelaras
   1 Metrotech Center North
   Brooklyn, NY 11021                --        12.88%          --           --           --         --          --
Bank of China
   Attn: Sylvia Lee
   410 Madison Ave
   New York, NY 10017                --           --         7.00%          --           --         --          --
Bank of N.Y.
   One Wall Street
   2nd Floor
   Attn: Frank Notaro
   New York, NY 10286                --           --           --           --        38.06%        --          --

                                    CASH                                 PERSONAL     PRIVATE
                                 MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT   RESERVE     RESOURCE
                                    CLASS      CLASS        CLASS         CLASS       CLASS       CLASS       CLASS
                                 ----------  ----------  -------------  ----------  ----------  ----------  ----------
                                 PERCENTAGE  PERCENTAGE   PERCENTAGE    PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF               OWNED OF    OWNED OF     OWNED OF      OWNED OF    OWNED OF    OWNED OF    OWNED OF
 PRINCIPAL HOLDER                  RECORD      RECORD       RECORD        RECORD      RECORD      RECORD      RECORD
-------------------------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
Bank of N.Y.
   Attn:  Anne Marie Blondin
   101 Barclay Street 3W
   New York, NY 10286                 --           --          --            --       5.14%          --          --
Cantella & Co
   Attn: Amy Webster
   12000 Westheimer
   Ste 225
   Houston, TX 77072                5.14%          --          --            --         --           --          --
Citigroup
   333 West 34th Street
   Mutual Funds/Commission/
   Trading 3rd Floor
   New York, NY 10001                 --        25.76%         --            --         --           --          --
Commerce Bank Corp.
   101 Haddonfield Rd
   2nd Floor
   Cherry Hill, NJ 08002              --           --          --            --         --        78.29%         --
Community Bank
   Attn: Lisa Saunders
   500 S. Morgan
   Granbury, TX 76048                 --           --          --         14.61%        --           --          --
Credit Suisse
   Attn: Eileen Duff
   Eleven Madison Ave.
   New York, NY 10010               6.66%          --          --            --         --           --          --
Drip Omnibus
   Attn: Antoinette Neal
   540 West Madison St. Suite
   1035 Chicago, IL 60661             --         7.76%         --            --         --           --          --
   First Southwest Asset Mgt
   Attn: Scott McIntyre
   1700 Pacific Avenue
   Suite 1300
   Dallas, TX 75201                   --         6.31%         --            --         --           --          --
Frost Sweep
   Attn: Karen Banks
   P.O. Box 2358
   San Antonio, TX 78299              --           --          --            --         --           --        8.91%
FSA
   Attn: Fund Manager
   777 S. Figueroa Street
   Suite 3200
   Los Angeles, CA 90017            9.06%          --          --            --         --           --          --
Gardnyr Michael
   2281 Lee Road
   Suite 104
   Winter Park, FL 32789              --        7.67%          --            --         --           --          --
Goldman Sachs GCS
   Attn: Rene Godin
   71 South Wacker Drive
   Suite 50
   Chicago, IL 60606                  --           --          --            --         --           --        5.03%

                                      CASH                                     PERSONAL      PRIVATE
                                   MANAGEMENT    CORPORATE   INSTITUTIONAL    INVESTMENT   INVESTMENT     RESERVE     RESOURCE
                                     CLASS         CLASS         CLASS          CLASS         CLASS        CLASS        CLASS
                                   ----------   ----------   -------------   -----------   ----------   ----------   ----------
                                   PERCENTAGE   PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD         RECORD         RECORD       RECORD       RECORD       RECORD
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
Guaranty Bank
   Buck Boyer
   8333 Douglas Ave.
   Suite 820
   Dallas, TX 75225                     --           --            --           25.73%         %            --            --

Henderson Sub Accounts
   240 Water Street
   Henderson, NV 89015               17.83%          --            --              --           --          --            --

Huntington Investment
   Attn: Stan Crisci
   201 N. Illinois Street
   Suite 1800
   Indianapolis, IN 46204               --           --            --              --         5.33%         --            --

M&T Securities NSCC
   Appletree Business Pk.
   2875 Union Rd.
   Suite 30-33
   Cheektowaga, NY 14277                --           --            --              --           --          --         20.70%

Mellon
   Attn: Pam Palmer
   P.O. Box 710
   Pittsburgh, PA 15230                 --        18.68%           --              --           --          --            --

Madison
   Attn: Ray Fisher
   210 M.L. King Blvd.
   Room 101
   Madison, WI 53703                    --           --          8.12%             --           --          --            --

Morgan Keegan
   Attn: Mary K. Byrd
   150 Fourth Ave North Ste 1500
   Nashville, TN 37219                  --           --            --              --           --          --          5.57%

Nabank & Co.
   P.O. Box 2180
   Tulsa, OK 74101                      --           --            --              --           --          --          5.29%

Palm Beach County
   Attn: Candeace Mansfield,
      Cash Management Clerk
   301 N. Olive Ave
   Government Bldg 2nd Fl
   West Palm Beach, FL 33401            --           --         25.52%             --           --          --            --

Simmons First National
   Attn: Neal Jenkins
   8315 Cantrel Road
   Suite 200
   Little Rock, AR 72227             21.93%          --            --              --           --          --            --

Sovereign Bank
   C/O. Chase Enterprises
   280 Trumbull Street
   Hartford, CT 06103                   --           --            --              --           --          --          18.15%

Springfield Govt.
   Attn: Brenda Stroh
   3400 West Wabash
   Springfield, IL 62707                --           --            --           37.41%          --          --            --

Star Financial Bank
   6230 Bluffton Road
   Ft. Wayne, IN 46809                  --           --            --            6.80%          --          --            --

                                      CASH                                     PERSONAL      PRIVATE
                                   MANAGEMENT    CORPORATE   INSTITUTIONAL    INVESTMENT   INVESTMENT     RESERVE     RESOURCE
                                     CLASS         CLASS         CLASS          CLASS         CLASS        CLASS        CLASS
                                   ----------   ----------   -------------   -----------   ----------   ----------   ----------
                                   PERCENTAGE   PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD         RECORD         RECORD       RECORD       RECORD       RECORD
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
Sunguard
   Times Bldg.
   336 Fourth Ave.
   Pittsburgh, PA 15222                 --        14.89%           --             --            --          --            --

Trust Manage Net
   Attn: Kevin Crawford
   4300 MacArthur Ave. Ste 170
   Dallas, TX 75209                     --           --            --           9.97%           --          --            --

US Bank
   1555 N Rivercenter Dr Ste 302
   Milwaukee, WI 53212                  --           --            --             --            --          --         10.57%

Wachovia (NSCC)
   Attn: Commissions
   10700 Wheat First Dr.
   Glen Allen, VA 23060               9.84%          --            --             --         12.12%         --          6.72%

Wilmington Trust Subs
   1100 North Market St.
   Wilmington, DE 19890                 --           --            --             --         20.61%         --            --

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                      CASH                                     PERSONAL      PRIVATE
                                   MANAGEMENT    CORPORATE   INSTITUTIONAL    INVESTMENT   INVESTMENT     RESERVE     RESOURCE
                                     CLASS         CLASS         CLASS          CLASS         CLASS        CLASS        CLASS
                                   ----------   ----------   -------------   -----------   ----------   ----------   ----------
                                   PERCENTAGE   PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD         RECORD         RECORD       RECORD       RECORD       RECORD
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
AIG Financial
   2300 Windy Ridge Pkwy
   Ste 1100
   Atlanta, GA 30339                   --           --           10.93%           --            --           --           --

Bank of N.Y.
   One Wall Street
   2nd Floor
   Attn: Frank Notaro
   New York, NY 10286                  --           --              --            --         31.08%          --           --

Caray and Company
   c/o Huntington Trust Co.
   7 Easton Oval
   Columbus, OH 43219                  --           --              --            --            --           --        76.85%

Four Oaks
   P.O. Box 309
   Four Oaks, NC 27524                 --           --              --            --            --        17.41%          --

Frost National
   Muir & Co.
   C/O Frost
   P.O. Box 2479
   San Antonio, TX 78298               --           --              --            --         19.80%          --           --

FSC
   Attn: Pam Dean
   2300 Windy Ridge Pkwy
   Ste 1100
   Atlanta, GA 30339                   --           --            8.38%           --            --           --           --

                                      CASH                                     PERSONAL      PRIVATE
                                   MANAGEMENT    CORPORATE   INSTITUTIONAL    INVESTMENT   INVESTMENT     RESERVE     RESOURCE
                                     CLASS         CLASS         CLASS          CLASS         CLASS        CLASS        CLASS
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
                                   PERCENTAGE   PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD         RECORD         RECORD       RECORD       RECORD       RECORD
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
Goldman Sachs
   Attn: Rene Godin
   71 South Wacker Dr
   Ste 500
   Chicago, IL 60606                    --        99.96%            --             --           --           --           --

Guaranty Bank
   Buck Boyer
   8333 Douglas,
   Ste 820
   Dallas, TX 75225                     --           --             --          11.31%          --           --           --

Huntington Investment
   41 S. High Street
   Ninth Floor
   Columbus, OH 43287                 9.68%          --             --             --         21.11%         --           --

Morgan Stanley
   Attn: Bill Cairney
   1 Pierrepont Plaza
   7th Floor
   Brooklyn, NY 11201                85.42%          --          68.59%            --           --           --         9.16%

Nabank & Co.
   Attn: Cathy Latimer
   P.O. Box 2180
   Tulsa, OK 74101                      --           --             --          86.53%          --           --           --

Trust Manage Net
   Attn: Kevin Crawford
   4300 MacArthur Avenue
   Suite 170, LB5
   Dallas, TX 75209                     --           --             --             --           --        80.83%        6.91%

Wachovia (NSCC)
   Attn: Commissions
   10700 Wheat First Dr.
   Glen Allen, VA 23060                 --           --             --             --        13.56%          --           --

WCMLLC
   Attn: Money Funds
   Mail COD NC 0675
   Bldg. 1B1
   1525 West W.T. Harris Blvd.
   Charlotte, NC 28262                  --           --             --             --         9.26%          --           --

TAX-FREE CASH RESERVE PORTFOLIO

                                      CASH                                     PERSONAL      PRIVATE
                                   MANAGEMENT    CORPORATE   INSTITUTIONAL    INVESTMENT   INVESTMENT     RESERVE     RESOURCE
                                     CLASS         CLASS         CLASS          CLASS         CLASS        CLASS        CLASS
                                   ----------   ----------   -------------   -----------   ----------   ----------   ----------
                                   PERCENTAGE   PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD         RECORD         RECORD       RECORD       RECORD       RECORD
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
Bank of America N.A.
   411 North Ackard Street
   Dallas, TX 75201-3307               --           --           7.77%            --           --            --          --

Bank of New York
   Attn: Anne Marie Blondin
   101 Barclay Street 3W
   New York, NY 10286                  --           --             --             --           --         42.82%         --

                                      CASH                                     PERSONAL      PRIVATE
                                   MANAGEMENT    CORPORATE   INSTITUTIONAL    INVESTMENT   INVESTMENT     RESERVE     RESOURCE
                                     CLASS         CLASS         CLASS          CLASS         CLASS        CLASS        CLASS
                                   ----------   ----------   -------------   -----------   ----------   ----------   ----------
                                   PERCENTAGE   PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD         RECORD         RECORD       RECORD       RECORD       RECORD
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
Frost National Bank TX
   Muir & Co.
   c/o Frost
   P. O. Box 2479
   San Antonio, TX 78298--2479          --        71.98%         12.23%         65.94%          --           --           --

Frost
   Attn: Karen Banks
   P.O. Box 2358
   San Antonio, TX 78299                --           --             --             --        32.83%          --           --

Guaranty Bank
   Attn: Buck Boyer
   8333 Douglas Avenue
   Suite 820
   Dallas, TX 75225                     --           --             --             --         5.01%          --           --

Mellon
   Attn: Pam Palmer
   P.O. Box 710
   Pittsburgh, PA 15230                 --        24.50%            --             --           --           --           --

M&T Securities NSCC
   Appletree Business Park
   2875 Union Rd., Ste 30--33
   Cheektowaga, NY 14277                --           --             --             --           --        35.39%          --

Morgan Stanley
   Attn: Bill Cairney
   1 Pierrepont Plaza, 7th Floor
   Brooklyn, NY 11201                26.25%          --          35.94%            --           --           --        24.64%

Nabank & Co.
   P.O. box 2180
   Tulsa, OK 74101                      --           --             --          29.45%          --           --           --

Northern Trust
   Attttn: Michael Rosa
   801 S. Canal St., C2S
   Chicago, IL 60607                    --           --          12.96%            --           --           --           --

Oppenheimer & Co Inc.
   125 Broad St
   16th Fl
   New York, NY 10004                23.07%         --              --             --           --           --           --

Pershing Omnibus
   Attn: Daniel Quinn
   1 Pershing Plaza
   Jersey City, NJ 07399                --           --             --             --           --        15.13%          --

Robert W. Baird
   P.O. Box 672
   777 E. Wisconsin Ave.
   Milwaukee, WI 53202                  --           --             --             --           --           --         9.50%

Trust Manage Net
   Attn: Kevin Crawford
   4300 MacArthur Avenue
   Suite 170, LB5
   Dallas, TX 75209                  12.66%          --             --             --           --           --           --

                                      CASH                                     PERSONAL      PRIVATE
                                   MANAGEMENT    CORPORATE   INSTITUTIONAL    INVESTMENT   INVESTMENT     RESERVE     RESOURCE
                                     CLASS         CLASS         CLASS          CLASS         CLASS        CLASS        CLASS
                                   ----------   ----------   -------------   -----------   ----------   ----------   ----------
                                   PERCENTAGE   PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD         RECORD         RECORD       RECORD       RECORD       RECORD
--------------------------------   ----------   ----------   -------------   -----------   ----------   ----------   ----------
Union Bank of California
   Attn: Cash Management
   Jeanne Chizek
   530 B Street, Suite 242
   San Diego, CA 92101                  --          --              --            --          8.17%          --           --

Wachovia (NSCC)
   Attn: Commissions
   10700 Wheat First  Dr.
   Glen Allen, VA 23060-0000         18.06%         --              --            --         40.84%          --        53.24%

MANAGEMENT OWNERSHIP

     As of January 31, 2008 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                 MANAGEMENT FEES

     For the last three fiscal years ended August 31, for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the last three fiscal years ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, the management fees payable by each Portfolio, the amounts waived by Invesco Aim and the net fee paid by each Portfolio were as follows:

PORTFOLIO NAME                             MANAGEMENT FEE PAYABLE                MANAGEMENT FEE WAIVERS
---------------------------------  -------------------------------------  -------------------------------------
                                       2007         2006         2005         2007         2006         2005
                                   -----------  -----------  -----------  -----------  -----------  -----------
Liquid Assets Portfolio            $32,853,305  $29,796,541  $27,871,580  $12,564,508  $12,836,243  $12,662,908
STIC Prime Portfolio                11,812,872   11,529,681   11,018,543    5,144,943    5,409,562    5,384,841
Treasury Portfolio                   8,370,866    7,714,862    7,851,345    3,769,413    3,882,342    4,291,403
Government & Agency Portfolio        2,888,608    2,711,936    2,428,450      938,531      984,201    1,155,340
Government TaxAdvantage Portfolio      708,216      387,171      311,404      678,136      387,171      311,404
Tax-Free Cash Reserve Portfolio      8,288,951    6,919,662    6,427,161    1,358,482    1,762,263    1,559,356

PORTFOLIO NAME                            NET MANAGEMENT FEE PAID
---------------------------------  -------------------------------------
                                       2007         2006         2005
                                   -----------  -----------  -----------
Liquid Assets Portfolio            $20,288,797  $16,960,298  $15,208,672
STIC Prime Portfolio                 6,667,929    6,120,119    5,633,702
Treasury Portfolio                   4,601,453    3,832,520    3,559,942
Government & Agency Portfolio        1,950,077    1,727,735    1,273,110
Government TaxAdvantage Portfolio       30,080          -0-          -0-
Tax-Free Cash Reserve Portfolio      6,930,469    5,157,399    4,867,805

                                       H-1
                                   APPENDIX H

      CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
Advantage Capital Corporation
American General Securities, Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial
Associated Securities Corporation
AXA Advisors, LLC
Bank of New York
Bank of Oklahoma N.A.
BBVA Investments
Bear Stearns Securities Co
Brown Brothers Harriman
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella
Cantor Fitzgerald
Centennial Bank
Charles Schwab & Company, Inc.
Chase Investment Services Corporation
Chicago Mercantile Exchange
Citigroup
CitiCorp Investment Services
Citigroup Global Markets, Inc.
Citistreet Equities LLC
Comerica Bank
Commonwealth Financial Network
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
Credit Suisse
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
Equity Services, Inc.
Fidelity Brokerage Services, LLC
Fidelity Institutional Operations Company, Inc.
Fifth Third Bank
Financial Network Investment Corporation
Fiserv
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors
Goldman Sachs
Great West Life & Annuity Company
Guaranty Bank & Trust
Guardian Insurance & Annuity Company, Inc.
GunnAllen Finanical
Harris Nesbitt Burns
H. D. Vest Investment Securities, Inc.
Hilliard Lyons, Inc.
Hornor Townsend & Kent, Inc.
Huntington
ING Financial Partners, Inc.
ING USA Annuity and Life Insurance Company
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investment Centers of America, Inc.
Jefferson Pilot Securities Corporation
JM Lummis Securities
JP Morgan Chase
LaSalle
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, Inc.
Linsco/Private Ledger Corporation
M & I Trust
M & T Securities, Inc.
M M L Investors Services, Inc.
Matrix
McDonald Investments, Inc.
Mellon Financial
Merrill Lynch & Company, Inc.
Merrill Lynch Life Insurance Company
Metlife Securities, Inc.
Meyer Financial Group
Money Concepts Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley
Morgan Stanley DW Inc.
Multi-Financial Securities Corporation
Mutual Service Corporation
N F P Securities, Inc.
NatCity Investments, Inc.
National Planning Corporation
Nationwide Investment Services Corporation
New England Securities Corporation
Next Financial Group, Inc.
Northwestern Mutual Investment Services
NYLIFE Distributors, LLC
Oppenheimer & Company, Inc.
Pershing LLC
PFS Investments, Inc.
Piper Jaffray & Company
PNC Capital Markets
Primevest Financial Services, Inc.
Proequities, Inc.
R B C Centura Securities, Inc.
R B C Dain Rauscher, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
Ross Sinclair and Associates
Royal Alliance Associates, Inc.
SCF Securities
S I I Investments, Inc.
Securities America, Inc.
Sentra Securities Corporation
Signator Investors, Inc.
Simmons 1st Investment Group
Spelman & Company, Inc.
State Farm VP Management Corp
State Street Bank & Trust Company
SunAmerica Securities, Inc.
SunGard Institutional Brokerage, Inc.
Sungard Investment Products, Inc.
SunTrust Bank, Central Florida, N.A.
SunTrust Robinson Humphrey
SWS Financial Services
The (Wilson) William Financial
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life Insurance & Annuity Company
Trust Management Network
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Union Bank of California
United Planner Financial Service
USAllianz Securities, Inc.
US Bank
UVEST Financial Services, Inc.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments
Wachovia Capital Markets LLC
Wachovia Securities, LLC
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.
X C U Capital Corporation, Inc.
Zions Bank

                                   APPENDIX I

                          ADMINISTRATIVE SERVICES FEES

     The Portfolios paid Invesco Aim the following amounts for administrative services for the last three fiscal years ended August 31 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the last three fiscal years ended March 31 for Tax-Free Cash Reserve Portfolio:

PORTFOLIO NAME                         2007         2006         2005
---------------------------------   ----------   ----------   ----------
Liquid Assets Portfolio             $1,167,066   $1,105,931   $1,061,705
STIC Prime Portfolio                   746,257      740,564      724,590
Treasury Portfolio                     677,417      664,297      657,877
Government & Agency Portfolio          585,519      562,552      517,425
Government TaxAdvantage Portfolio      149,426       50,000       50,000
Tax-Free Cash Reserve Portfolio        630,584      605,661      593,616

                                   APPENDIX J

              PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2007, the STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and for the last fiscal year ended March 31, 2007, for Tax-Free Cash Reserve Portfolio, did not purchase securities of its regular brokers or dealers.

     During the last fiscal year ended August 31, 2007, the Liquid Assets Portfolio purchased securities issued by the following companies, which are "regular" brokers or dealers of the Liquid Assets Portfolio.

                                    MARKET VALUE AS OF
ISSUER                   SECURITY     AUGUST 31, 2007
----------------------   --------   ------------------
   Goldman Sachs Group     Debt         $150,000,000

                                   APPENDIX K

   AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS(1) PURSUANT TO DISTRIBUTION PLANS

     A list of amounts paid by each class of shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and for the year or period ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, to Invesco Aim Distributors pursuant to the Plans for the year or period ended August 31, 2007, are as follows:

LIQUID ASSETS PORTFOLIO

CLASS                                    AMOUNT
------------------------------------   ----------
Cash Management Class...............   $2,400,622
Corporate Class.....................      145,629
Personal Investment Class...........      376,061
Private Investment Class............    3,001,688
Reserve Class.......................      320,297
Resource Class......................    2,300,400

STIC PRIME PORTFOLIO

CLASS                                    AMOUNT
------------------------------------   ----------
Cash Management Class...............   $1,381,917
Corporate Class.....................       98,994
Personal Investment Class...........    1,888,295
Private Investment Class............    1,995,709
Reserve Class.......................      391,605
Resource Class......................      722,647

TREASURY PORTFOLIO

CLASS                                    AMOUNT
------------------------------------   ----------
Cash Management Class...............   $1,366,694
Corporate Class.....................       25,521
Personal Investment Class...........    1,908,762
Private Investment Class............    2,690,644
Reserve Class.......................      835,749
Resource Class......................      591,741

GOVERNMENT & AGENCY PORTFOLIO

CLASS                                    AMOUNT
------------------------------------   ----------
Cash Management Class...............   $  528,188
Corporate Class.....................       23,800
Personal Investment Class...........      147,394
Private Investment Class............    1,557,963
Reserve Class.......................      234,246
Resource Class......................      500,969

GOVERNMENT TAXADVANTAGE PORTFOLIO

CLASS                                   AMOUNT
------------------------------------   --------
Cash Management Class...............   $ 61,718
Corporate Class.....................          4
Personal Investment Class...........     45,429
Private Investment Class............    121,629
Reserve Class.......................    104,688
Resource Class......................     92,974

TAX-FREE CASH RESERVE PORTFOLIO

CLASS                                   AMOUNT
------------------------------------   --------
Cash Management Class...............   $ 572,58
Corporate Class.....................     48,231
Personal Investment Class...........    192,574
Private Investment Class............    522,026
Reserve Class.......................    157,605
Resource Class......................    655,306

                                   APPENDIX L

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by activity of the allocation of actual fees paid by each class of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio during the year or period ended August 31, 2007 and for the year or period ended March 31, 2007 for Tax-Free Cash Reserve Portfolio, are as follows:

LIQUID ASSETS PORTFOLIO

                                       UNDERWRITERS     DEALERS
                                       COMPENSATION   COMPENSATION
                                       ------------   ------------
Cash Management Class...............     $     --      $2,400,622
Corporate Class.....................          121         145,508
Personal Investment Class...........       97,464         278,597
Private Investment Class............      380,474       2,621,214
Reserve Class.......................       45,528         274,769
Resource Class......................       17,493       2,282,907

STIC PRIME PORTFOLIO

                                       UNDERWRITERS      DEALERS
                                       COMPENSATION   COMPENSATION
                                       ------------   ------------
Cash Management Class...............     $  9,303      $1,372,614
Corporate Class.....................           76          98,918
Personal Investment Class...........      374,876       1,513,419
Private Investment Class............      245,226       1,750,483
Reserve Class.......................       44,843         346,762
Resource Class......................        6,101         716,546

TREASURY PORTFOLIO

                                       UNDERWRITERS      DEALERS
                                       COMPENSATION   COMPENSATION
                                       ------------   ------------
Cash Management Class...............     $     --      $1,366,694
Corporate Class.....................           86          25,435
Personal Investment Class...........      387,253       1,521,509
Private Investment Class............      104,720       2,585,924
Reserve Class.......................       93,308         742,441
Resource Class......................           --         591,741

GOVERNMENT & AGENCY PORTFOLIO

                                       UNDERWRITERS      DEALERS
                                       COMPENSATION   COMPENSATION
                                       ------------   ------------
Cash Management Class...............     $  2,445      $  525,743
Corporate Class.....................           21          23,779
Personal Investment Class...........       29,075         118,319
Private Investment Class............      105,244       1,452,719
Reserve Class.......................       10,880         223,366
Resource Class......................        1,340         499,629

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                       UNDERWRITERS      DEALERS
                                       COMPENSATION   COMPENSATION
                                       ------------   ------------
Cash Management Class...............      $ 6,413       $ 55,305
Corporate Class.....................           --              4
Personal Investment Class...........       12,381         33,048
Private Investment Class............          184        121,445
Reserve Class.......................       14,189         90,499
Resource Class......................           --         92,974

TAX-FREE CASH RESERVE PORTFOLIO

                                       UNDERWRITERS     DEALERS
                                       COMPENSATION   COMPENSATION
                                       ------------   ------------
Cash Management Class...............      $    --       $572,581
Corporate Class.....................           27         48,204
Personal Investment Class...........       52,534        140,040
Private Investment Class............          657        521,369
Reserve Class.......................       15,343        142,262
Resource Class......................           --        655,306

                                  APPENDIX M-1
                    PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, Invesco Aim, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division,

     State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE

     FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The

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     plaintiffs in this case are seeking: compensatory damages; rescission;
     return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO

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     LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM
     INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements;

     return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO

     TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD.,

     CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against Invesco Aim, Invesco Aim Distributors and Invesco Aim Investment Services, Inc. ("Invesco Aim Investment Services") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, Invesco Aim withdrew its pending Motion to Dismiss the claims against Invesco Aim, Invesco Aim Distributors and Invesco Aim Investment Services. On July 3, 2007, the Defendants filed an Omnibus Motion to Dismiss in both the class action (Lepera) and derivative (Essenmacher) lawsuits based on Plaintiffs' lack of standing to sue for injuries to funds the Plaintiffs do not own. On October 19, 2007, Judge Motz for the MDL Court denied the Defendants' Motion to Dismiss.

     On September 15, 2006, Judge Motz for the MDL Court granted the Defendants' motion to dismiss the ERISA (Calderon) lawsuit and dismissed such lawsuit. The Plaintiff has commenced an appeal from Judge Motz's decision.

                                  APPENDIX M-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or Invesco Aim and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against Invesco Aim and other defendants. As a result, Invesco Aim is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. Based on a recent Federal appellate court decision (the "Kircher" case), Invesco Aim and the other defendants in the Woodbury lawsuit removed the action to Federal District Court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. On August 27, 2005, Plaintiffs filed their Notice of Appeal. On September 2, 2005, the Federal Appellate Court consolidated the nine cases on this subject matter, including the case against Invesco Aim. Invesco Aim has submitted a statement to the Federal Appellate Court asserting that the U.S. Supreme Court's holding in the Dabit case mandates the dismissal of the Plaintiffs' appeals. The appeals were vacated and the suit remanded back to Illinois state court. The Defendants removed the suit to Federal District Court and the parties are contesting whether the proper venue for this action is the Federal District Court or the Illinois state court. On July 17, 2007, the Court lifted the Stay and ordered this case remanded back to Illinois State Court. On August 10, 2007, the Defendants filed their Motion to Dismiss this suit in the Illinois State Court.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).


                                      M-12